UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 81121991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2012

Item 1. Reports to Stockholders

Strategic Advisers®
Growth Multi-Manager Fund

Semiannual Report

November 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.93%	$ 1,000.00	$ 1,069.60	$ 4.83
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.41	$ 4.71

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.2	7.6
Google, Inc. Class A	3.2	3.1
Vanguard Consumer Staples ETF	3.2	2.8
Visa, Inc. Class A	2.6	2.0
QUALCOMM, Inc.	2.4	2.4
Philip Morris International, Inc.	2.4	2.6
Gilead Sciences, Inc.	2.2	0.8
Monsanto Co.	1.9	1.7
Home Depot, Inc.	1.8	1.1
MasterCard, Inc. Class A	1.7	1.4
	28.6
Top Five Market Sectors as of November 30, 2012
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.0	30.7
Consumer Discretionary	19.3	16.6
Health Care	12.1	9.9
Industrials	9.8	9.9
Consumer Staples	8.2	8.4
Asset Allocation (% of fund's net assets)
As of November 30, 2012	As of May 31, 2012
Stocks 93.8%	Stocks 91.9%
Large Growth Funds 0.3%	Large Growth Funds 0.3%
Sector Funds 3.2%	Sector Funds 2.8%
Short-Term Investments and Net Other Assets (Liabilities) 2.7%	Short-Term Investments and Net Other Assets (Liabilities) 5.0%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 0.5%
BorgWarner, Inc. (a)	2,500	$ 165,750
TRW Automotive Holdings Corp. (a)	2,630	133,183
		298,933
Automobiles - 0.5%
General Motors Co. (a)	5,140	133,023
Harley-Davidson, Inc.	3,180	149,333
Tesla Motors, Inc. (a)	472	15,963
		298,319
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR	1,932	38,949
Weight Watchers International, Inc.	1,179	61,261
		100,210
Hotels, Restaurants & Leisure - 4.0%
Dunkin' Brands Group, Inc.	1,233	39,234
Las Vegas Sands Corp.	9,860	459,969
McDonald's Corp.	4,760	414,310
Panera Bread Co. Class A (a)	670	107,535
Starbucks Corp.	10,710	555,528
Starwood Hotels & Resorts Worldwide, Inc.	1,320	71,227
Wyndham Worldwide Corp.	2,315	113,643
Wynn Resorts Ltd.	2,230	250,652
Yum! Brands, Inc.	3,860	258,929
		2,271,027
Household Durables - 0.2%
Lennar Corp. Class A	3,300	125,532
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	2,590	652,810
Expedia, Inc.	1,200	74,232
Groupon, Inc. Class A (a)	6,716	28,140
Priceline.com, Inc. (a)	780	517,265
		1,272,447
Media - 4.0%
CBS Corp. Class B	22,485	809,010
Comcast Corp. Class A	6,310	234,606
DIRECTV (a)	2,571	127,779
McGraw-Hill Companies, Inc.	1,033	54,863
Morningstar, Inc.	689	43,979
News Corp. Class A	2,985	73,550
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	3,110	$ 154,691
Sirius XM Radio, Inc. (a)	50,900	141,502
Time Warner Cable, Inc.	4,001	379,655
Viacom, Inc. Class B (non-vtg.)	3,930	202,827
		2,222,462
Multiline Retail - 1.0%
Dollar General Corp. (a)	6,020	301,000
Dollar Tree, Inc. (a)	802	33,475
Macy's, Inc.	3,757	145,396
Target Corp.	1,460	92,170
		572,041
Specialty Retail - 5.3%
AutoZone, Inc. (a)	922	353,836
Best Buy Co., Inc.	2,330	30,546
Foot Locker, Inc.	3,889	139,382
Gap, Inc.	7,910	272,579
Home Depot, Inc.	15,446	1,005,071
Limited Brands, Inc.	2,230	116,295
Lowe's Companies, Inc.	3,870	139,668
O'Reilly Automotive, Inc. (a)	710	66,797
Ross Stores, Inc.	4,612	262,515
TJX Companies, Inc.	10,885	482,641
Ulta Salon, Cosmetics & Fragrance, Inc.	1,300	130,364
		2,999,694
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	3,233	186,997
Michael Kors Holdings Ltd.	2,700	143,505
NIKE, Inc. Class B	730	71,160
Ralph Lauren Corp.	1,200	188,508
Under Armour, Inc. Class A (sub. vtg.) (a)	2,290	118,691
		708,861
TOTAL CONSUMER DISCRETIONARY		10,869,526
CONSUMER STAPLES - 8.2%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	2,430	213,767
Beam, Inc.	1,910	107,170
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	894	$ 46,533
PepsiCo, Inc.	5,700	400,197
		767,667
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	1,500	155,985
CVS Caremark Corp.	14,538	676,162
Kroger Co.	5,370	140,909
Wal-Mart Stores, Inc.	2,455	176,809
		1,149,865
Food Products - 1.2%
Archer Daniels Midland Co.	3,225	86,108
D.E. Master Blenders 1753 NV (a)	5,559	63,983
Kellogg Co.	1,960	108,702
Kraft Foods Group, Inc. (a)	1,773	80,175
Mead Johnson Nutrition Co. Class A	2,521	171,907
Mondelez International, Inc. (a)	5,310	137,476
		648,351
Household Products - 0.7%
Colgate-Palmolive Co.	1,250	135,625
Energizer Holdings, Inc.	1,102	87,896
Procter & Gamble Co.	2,800	195,524
		419,045
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	4,900	285,425
Tobacco - 2.4%
Philip Morris International, Inc.	14,827	1,332,651
TOTAL CONSUMER STAPLES		4,603,004
ENERGY - 4.4%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	1,900	102,505
Core Laboratories NV	600	61,908
FMC Technologies, Inc. (a)	2,400	98,064
National Oilwell Varco, Inc.	5,780	394,774
Oceaneering International, Inc.	1,255	66,113
Schlumberger Ltd.	9,530	682,539
		1,405,903
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.9%
Cabot Oil & Gas Corp.	2,300	$ 108,330
Chevron Corp.	540	57,073
Concho Resources, Inc. (a)	1,600	128,416
Denbury Resources, Inc. (a)	10,400	160,472
Marathon Petroleum Corp.	1,500	89,310
Occidental Petroleum Corp.	2,600	195,546
Range Resources Corp.	2,997	191,868
Ultra Petroleum Corp. (a)	1,331	26,687
Valero Energy Corp.	3,180	102,587
		1,060,289
TOTAL ENERGY		2,466,192
FINANCIALS - 4.5%
Capital Markets - 1.4%
BlackRock, Inc. Class A	800	157,632
Charles Schwab Corp.	8,790	115,149
Franklin Resources, Inc.	1,800	237,636
Greenhill & Co., Inc.	480	22,810
T. Rowe Price Group, Inc.	4,040	261,267
		794,494
Commercial Banks - 0.5%
Regions Financial Corp.	20,485	136,635
Wells Fargo & Co.	4,090	135,011
		271,646
Consumer Finance - 0.7%
Capital One Financial Corp.	3,781	217,786
Discover Financial Services	4,497	187,120
		404,906
Diversified Financial Services - 0.5%
CME Group, Inc.	1,990	109,987
IntercontinentalExchange, Inc. (a)	798	105,456
MSCI, Inc. Class A (a)	2,266	65,714
		281,157
Insurance - 0.6%
Allstate Corp.	3,960	160,301
Arch Capital Group Ltd. (a)	68	3,067
Everest Re Group Ltd.	831	90,139
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	2,200	$ 53,262
Progressive Corp.	3,115	66,194
		372,963
Real Estate Investment Trusts - 0.8%
American Tower Corp.	5,850	438,341
TOTAL FINANCIALS		2,563,507
HEALTH CARE - 12.1%
Biotechnology - 4.1%
Amgen, Inc.	5,668	503,318
Biogen Idec, Inc. (a)	2,330	347,380
Celgene Corp. (a)	3,000	235,770
Gilead Sciences, Inc. (a)	16,017	1,201,275
Ironwood Pharmaceuticals, Inc. Class A (a)	1,530	16,524
		2,304,267
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	3,330	220,679
Covidien PLC	3,700	215,007
Edwards Lifesciences Corp. (a)	1,400	121,478
IDEXX Laboratories, Inc. (a)	421	39,351
Intuitive Surgical, Inc. (a)	533	281,957
Medtronic, Inc.	5,180	218,130
The Cooper Companies, Inc.	1,090	103,485
		1,200,087
Health Care Providers & Services - 2.5%
Aetna, Inc.	3,659	158,032
CIGNA Corp.	2,624	137,156
Express Scripts Holding Co. (a)	6,890	371,027
HCA Holdings, Inc.	2,500	79,375
McKesson Corp.	1,978	186,862
Qualicorp SA (a)	4,833	46,932
UnitedHealth Group, Inc.	5,977	325,089
WellPoint, Inc.	1,740	97,266
		1,401,739
Health Care Technology - 0.4%
athenahealth, Inc. (a)	677	43,118
Cerner Corp. (a)	2,500	193,050
		236,168
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	1,730	$ 92,918
Techne Corp.	549	38,924
		131,842
Pharmaceuticals - 2.8%
Abbott Laboratories	2,450	159,250
Allergan, Inc.	3,710	344,103
Endo Pharmaceuticals Holdings, Inc. (a)	2,611	74,831
Johnson & Johnson	2,760	192,455
Merck & Co., Inc.	6,815	301,905
Pfizer, Inc.	11,150	278,973
Valeant Pharmaceuticals International, Inc. (Canada) (a)	205	11,421
Watson Pharmaceuticals, Inc. (a)	2,260	198,903
		1,561,841
TOTAL HEALTH CARE		6,835,944
INDUSTRIALS - 9.8%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	5,100	312,783
L-3 Communications Holdings, Inc.	1,200	92,220
Precision Castparts Corp.	3,050	559,340
Textron, Inc.	3,435	80,688
The Boeing Co.	5,185	385,142
United Technologies Corp.	6,480	519,113
		1,949,286
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	3,440	251,498
Commercial Services & Supplies - 0.4%
Edenred SA	3,427	104,405
Stericycle, Inc. (a)	1,301	121,604
		226,009
Construction & Engineering - 0.3%
Fluor Corp.	3,300	175,164
Electrical Equipment - 0.1%
Sensata Technologies Holding BV (a)	1,437	44,346
Industrial Conglomerates - 1.0%
Danaher Corp.	10,200	550,494
Machinery - 1.2%
Caterpillar, Inc.	2,900	247,196
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	1,260	$ 123,682
Dover Corp.	800	50,872
Illinois Tool Works, Inc.	600	36,942
Parker Hannifin Corp.	810	66,542
Pentair Ltd.	1,490	72,250
Timken Co.	1,781	80,234
		677,718
Professional Services - 0.6%
Equifax, Inc.	1,534	78,602
IHS, Inc. Class A (a)	461	42,477
Intertek Group PLC	1,409	69,755
Towers Watson & Co.	1,655	87,516
Verisk Analytics, Inc. (a)	1,468	73,165
		351,515
Road & Rail - 2.1%
CSX Corp.	5,630	111,249
Kansas City Southern	2,710	211,787
Union Pacific Corp.	6,785	833,062
		1,156,098
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	700	135,814
TOTAL INDUSTRIALS		5,517,942
INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 2.9%
Cisco Systems, Inc.	10,140	191,747
Motorola Solutions, Inc.	1,845	100,460
QUALCOMM, Inc.	21,300	1,355,106
		1,647,313
Computers & Peripherals - 7.9%
Apple, Inc.	6,933	4,057,737
Dell, Inc.	4,287	41,327
EMC Corp. (a)	5,600	138,992
NCR Corp. (a)	4,912	117,544
Western Digital Corp.	2,878	96,240
		4,451,840
Internet Software & Services - 5.5%
Akamai Technologies, Inc. (a)	1,080	39,550
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Dropbox, Inc. (c)	1,585	$ 14,343
eBay, Inc. (a)	12,030	635,425
Facebook, Inc. Class A	10,770	301,560
Google, Inc. Class A (a)	2,584	1,804,588
IAC/InterActiveCorp	2,170	102,316
LinkedIn Corp. (a)	629	68,020
MercadoLibre, Inc.	370	26,622
Qihoo 360 Technology Co. Ltd. ADR (a)	63	1,574
SINA Corp. (a)	267	12,154
Yandex NV (a)	2,708	59,089
YouKu.com, Inc. ADR (a)	1,854	31,629
		3,096,870
IT Services - 7.3%
Alliance Data Systems Corp. (a)	1,105	157,451
Cognizant Technology Solutions Corp. Class A (a)	6,300	423,549
Fiserv, Inc. (a)	1,228	94,544
Gartner, Inc. Class A (a)	1,407	67,367
IBM Corp.	4,086	776,626
MasterCard, Inc. Class A	1,925	940,709
Teradata Corp. (a)	2,250	133,830
Visa, Inc. Class A	9,870	1,477,638
		4,071,714
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	7,550	244,545
ASML Holding NV	978	61,187
Broadcom Corp. Class A	7,010	226,984
First Solar, Inc. (a)	1,187	32,037
LSI Corp. (a)	15,575	104,976
Microchip Technology, Inc.	4,340	132,023
		801,752
Software - 5.0%
Adobe Systems, Inc. (a)	6,400	221,504
Cadence Design Systems, Inc. (a)	4,730	60,213
Citrix Systems, Inc. (a)	540	33,026
FactSet Research Systems, Inc.	420	38,804
Intuit, Inc.	6,510	390,014
Microsoft Corp.	15,761	419,558
Oracle Corp.	22,694	728,477
Red Hat, Inc. (a)	711	35,123
salesforce.com, Inc. (a)	2,567	404,739
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	1,409	$ 72,930
Synopsys, Inc. (a)	3,752	123,066
VMware, Inc. Class A (a)	2,990	271,941
Workday, Inc.	311	15,581
Zynga, Inc.	6,274	15,434
		2,830,410
TOTAL INFORMATION TECHNOLOGY		16,899,899
MATERIALS - 4.3%
Chemicals - 4.0%
Ashland, Inc.	5,117	362,898
CF Industries Holdings, Inc.	710	151,961
Eastman Chemical Co.	2,285	139,042
Ecolab, Inc.	3,100	223,448
Intrepid Potash, Inc.	1,394	29,664
Monsanto Co.	11,757	1,076,824
PPG Industries, Inc.	1,845	229,278
Rockwood Holdings, Inc.	919	42,155
		2,255,270
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	548	49,320
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	2,690	104,937
TOTAL MATERIALS		2,409,527
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	3,885	171,406
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	3,340	225,517
SBA Communications Corp. Class A (a)	2,700	185,814
		411,331
TOTAL TELECOMMUNICATION SERVICES		582,737
Common Stocks - continued
	Shares	Value
UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield Infrastructure Partners LP	2,661	$ 90,394
TOTAL COMMON STOCKS (Cost $46,532,068)		52,838,672
Nonconvertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc. Series G (c) (Cost $4,556)	1,489	4,556
Equity Funds - 3.5%

Large Growth Funds - 0.3%
iShares Russell 1000 Growth Index ETF	2,248	148,098
Sector Funds - 3.2%
Vanguard Consumer Staples ETF	19,325	1,784,277
TOTAL EQUITY FUNDS (Cost $1,793,225)		1,932,375
Money Market Funds - 2.7%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $1,533,522)	1,533,522	1,533,522
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $49,863,371)		56,309,125
NET OTHER ASSETS (LIABILITIES) - 0.0%		19,073
NET ASSETS - 100%		$ 56,328,198
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 636,480	$ (8,204)

The face value of futures purchased as a percentage of net assets is 1.1%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,899 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,869,526	$ 10,869,526	$ -	$ -
Consumer Staples	4,603,004	4,603,004	-	-
Energy	2,466,192	2,466,192	-	-
Financials	2,563,507	2,563,507	-	-
Health Care	6,835,944	6,835,944	-	-
Industrials	5,517,942	5,517,942	-	-
Information Technology	16,904,455	16,885,556	-	18,899
Materials	2,409,527	2,409,527	-	-
Telecommunication Services	582,737	582,737	-	-
Utilities	90,394	90,394	-	-
Equity Funds	1,932,375	1,932,375	-	-
Money Market Funds	1,533,522	1,533,522	-	-
Total Investments in Securities:	$ 56,309,125	$ 56,290,226	$ -	$ 18,899
Derivative Instruments:
Liabilities
Futures Contracts	$ (8,204)	$ (8,204)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (8,204)
Total Value of Derivatives	$ -	$ (8,204)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $49,863,371)		$ 56,309,125
Segregated cash with broker for futures contracts		31,500
Receivable for investments sold		617,040
Receivable for fund shares sold		1,834
Dividends receivable		72,260
Interest receivable		15
Prepaid expenses		175
Total assets		57,031,949

Liabilities
Payable for investments purchased	$ 642,492
Accrued management fee	25,079
Payable for daily variation margin on futures contracts	586
Other affiliated payables	6,197
Other payables and accrued expenses	29,397
Total liabilities		703,751

Net Assets		$ 56,328,198
Net Assets consist of:
Paid in capital		$ 50,374,552
Undistributed net investment income		101,061
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(584,980)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,437,565
Net Assets, for 5,035,021 shares outstanding		$ 56,328,198
Net Asset Value, offering price and redemption price per share ($56,328,198 ÷ 5,035,021 shares)		$ 11.19

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Six months ended November 30, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 363,914
Interest		111
Total income		364,025

Expenses
Management fee	$ 150,636
Transfer agent fees	26,221
Accounting fees and expenses	10,693
Custodian fees and expenses	22,102
Independent trustees' compensation	332
Registration fees	25,681
Audit	19,576
Legal	220
Miscellaneous	332
Total expenses before reductions	255,793
Expense reductions	(114)	255,679
Net investment income (loss)		108,346
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(485,851)
Foreign currency transactions	41
Futures contracts	80,046
Total net realized gain (loss)		(405,764)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,919,207
Assets and liabilities in foreign currencies	32
Futures contracts	13,339
Total change in net unrealized appreciation (depreciation)		3,932,578
Net gain (loss)		3,526,814
Net increase (decrease) in net assets resulting from operations		$ 3,635,160

See accompanying notes which are an integral part of the financial statements.

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Statement of Changes in Net Assets

	Six months ended November 30, 2012 (Unaudited)	For the period November 16, 2011 (commencement of operations) to May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 108,346	$ 93,202
Net realized gain (loss)	(405,764)	(179,426)
Change in net unrealized appreciation (depreciation)	3,932,578	2,504,987
Net increase (decrease) in net assets resulting from operations	3,635,160	2,418,763
Distributions to shareholders from net investment income	(40,270)	(60,007)
Share transactions Proceeds from sales of shares	80,713	50,325,931
Reinvestment of distributions	40,270	60,007
Cost of shares redeemed	(104,455)	(27,914)
Net increase (decrease) in net assets resulting from share transactions	16,528	50,358,024
Total increase (decrease) in net assets	3,611,418	52,716,780

Net Assets
Beginning of period	52,716,780	-
End of period (including undistributed net investment income of $101,061 and undistributed net investment income of $32,985, respectively)	$ 56,328,198	$ 52,716,780
Other Information Shares
Sold	7,426	5,029,923
Issued in reinvestment of distributions	3,778	6,074
Redeemed	(9,650)	(2,530)
Net increase (decrease)	1,554	5,033,467

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2012	Period ended May 31,
	(Unaudited)	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.02
Net realized and unrealized gain (loss)	.71	.46
Total from investment operations	.73	.48
Distributions from net investment income	(.01)	(.01)
Net asset value, end of period	$ 11.19	$ 10.47
Total Return B,C	6.96%	4.83%
Ratios to Average Net Assets F
Expenses before reductions	.93% A	.91% A
Expenses net of fee waivers, if any	.93% A	.91% A
Expenses net of all reductions	.93% A	.91% A
Net investment income (loss)	.39% A	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,328	$ 52,717
Portfolio turnover rate G	54% A	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Growth Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

In December 2012, the Board of Trustees approved the creation of an additional class of shares. The Fund commenced sale of shares of Class F in December 2012.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,309,022
Gross unrealized depreciation	(931,395)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,377,627

Tax cost	$ 49,931,498

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At May 31, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (142,192)

Semiannual Report

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash in the Statement of Assets and Liabilities.

During the period, the Fund recognized net realized gain (loss) of $80,046 and a change in net unrealized appreciation (depreciation) of $13,339 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $15,453,430 and $14,195,556 , respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers), Waddell & Reed Investment Management Co. and Winslow Capital Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $69 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $114 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 99% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Pyramis Global Advisors, LLC (Pyramis), Waddell & Reed Investment Management Company (Waddell), and Winslow Capital Management, Inc. (Winslow) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, Pyramis, Waddell, and Winslow (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. Because the fund had been in existence less than a full calendar year, the Board did not consider the performance of the fund in its review of the Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2013 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the year ended February 29, 2012.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the year ended February 29, 2012.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Morgan Stanley Investment
Management Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

Winslow Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MMG-USAN-0113
1.931555.100

Strategic Advisers®
Value Multi-Manager Fund

Semiannual Report

November 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semianual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.97%	$ 1,000.00	$ 1,098.30	$ 5.10
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.21	$ 4.91

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
iShares Russell Midcap Value Index ETF	3.7	3.8
Exxon Mobil Corp.	3.5	2.6
Chevron Corp.	3.2	3.3
JPMorgan Chase & Co.	2.8	2.5
Pfizer, Inc.	2.5	2.5
Wells Fargo & Co.	2.3	2.3
General Electric Co.	1.9	2.2
Merck & Co., Inc.	1.9	1.7
AT&T, Inc.	1.6	2.8
Microsoft Corp.	1.6	1.5
	25.0
Top Five Market Sectors as of November 30, 2012
(Stocks Only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	18.8
Energy	13.2	11.2
Health Care	12.6	14.5
Information Technology	10.5	11.4
Industrials	10.1	8.8
Asset Allocation (% of fund's net assets)
As of November 30, 2012	As of May 31, 2012
Common Stocks 90.1%	Common Stocks 90.6%
Mid-Cap Value Funds 3.7%	Mid-Cap Value Funds 3.8%
Short-Term Investments and Net Other Assets (Liabilities) 6.2%	Short-Term Investments and Net Other Assets (Liabilities) 5.6%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.6%
Autoliv, Inc.	300	$ 18,108
Johnson Controls, Inc.	800	22,032
Lear Corp.	60	2,620
The Goodyear Tire & Rubber Co. (a)	140	1,764
TRW Automotive Holdings Corp. (a)	480	24,307
		68,831
Automobiles - 0.7%
Ford Motor Co.	5,220	59,769
General Motors Co. (a)	970	25,104
		84,873
Diversified Consumer Services - 0.0%
H&R Block, Inc.	200	3,606
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	370	14,304
Darden Restaurants, Inc.	110	5,817
Hyatt Hotels Corp. Class A (a)	110	4,015
McDonald's Corp.	500	43,520
Royal Caribbean Cruises Ltd.	140	4,935
		72,591
Household Durables - 0.9%
D.R. Horton, Inc.	1,397	27,186
Garmin Ltd.	120	4,667
Harman International Industries, Inc.	500	19,780
Jarden Corp.	540	28,571
Newell Rubbermaid, Inc.	180	3,926
Tupperware Brands Corp.	30	1,946
Whirlpool Corp.	300	30,552
		116,628
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	80	3,077
Mattel, Inc.	250	9,378
		12,455
Media - 3.2%
CBS Corp. Class B	400	14,392
DIRECTV (a)	810	40,257
Gannett Co., Inc.	1,340	23,986
Interpublic Group of Companies, Inc.	270	2,921
News Corp. Class A	800	19,712
Omnicom Group, Inc.	180	8,953
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	1,800	$ 89,388
Time Warner Cable, Inc.	800	75,912
Time Warner, Inc.	1,660	78,518
Viacom, Inc. Class B (non-vtg.)	740	38,191
		392,230
Multiline Retail - 1.4%
Dillard's, Inc. Class A	320	28,451
Kohl's Corp.	600	26,790
Macy's, Inc.	610	23,607
Nordstrom, Inc.	500	27,045
Target Corp.	1,110	70,074
		175,967
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	40	2,926
Ascena Retail Group, Inc. (a)	100	2,010
Bed Bath & Beyond, Inc. (a)	140	8,221
Foot Locker, Inc.	90	3,226
GameStop Corp. Class A	70	1,838
PetSmart, Inc.	300	21,198
Ross Stores, Inc.	600	34,152
Signet Jewelers Ltd.	50	2,688
Tiffany & Co., Inc.	300	17,694
		93,953
TOTAL CONSUMER DISCRETIONARY		1,021,134
CONSUMER STAPLES - 5.5%
Beverages - 0.5%
Coca-Cola Enterprises, Inc.	180	5,612
Constellation Brands, Inc. Class A (sub. vtg.) (a)	180	6,458
Dr. Pepper Snapple Group, Inc.	130	5,831
Molson Coors Brewing Co. Class B	100	4,146
PepsiCo, Inc.	500	35,105
		57,152
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	400	41,596
CVS Caremark Corp.	2,300	106,973
Kroger Co.	1,090	28,602
Safeway, Inc.	1,000	17,110
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sysco Corp.	370	$ 11,711
Wal-Mart Stores, Inc.	1,960	141,159
Walgreen Co.	900	30,519
		377,670
Food Products - 1.1%
Archer Daniels Midland Co.	1,100	29,370
Bunge Ltd.	90	6,584
Campbell Soup Co.	200	7,350
ConAgra Foods, Inc.	270	8,062
Dole Food Co., Inc. (a)	1,300	14,924
Ingredion, Inc.	370	24,032
Smithfield Foods, Inc. (a)	990	22,146
The J.M. Smucker Co.	90	7,961
Tyson Foods, Inc. Class A	970	18,595
		139,024
Household Products - 0.4%
Energizer Holdings, Inc.	40	3,190
Procter & Gamble Co.	600	41,898
		45,088
Tobacco - 0.4%
Lorillard, Inc.	80	9,693
Philip Morris International, Inc.	500	44,940
		54,633
TOTAL CONSUMER STAPLES		673,567
ENERGY - 13.2%
Energy Equipment & Services - 1.3%
Halliburton Co.	400	13,340
McDermott International, Inc. (a)	2,000	21,060
Nabors Industries Ltd. (a)	1,300	19,110
National Oilwell Varco, Inc.	330	22,539
Parker Drilling Co. (a)	2,100	8,799
Rowan Companies PLC (a)	80	2,538
RPC, Inc.	110	1,272
Schlumberger Ltd.	900	64,458
		153,116
Oil, Gas & Consumable Fuels - 11.9%
Apache Corp.	900	69,381
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	3,740	$ 395,281
ConocoPhillips	2,220	126,407
CVR Energy, Inc. (a)	700	32,018
Devon Energy Corp.	1,300	67,171
Energen Corp.	70	3,117
Exxon Mobil Corp.	4,870	429,242
Hess Corp.	400	19,844
Marathon Oil Corp.	1,540	47,509
Marathon Petroleum Corp.	1,500	89,310
Murphy Oil Corp.	420	23,831
Occidental Petroleum Corp.	900	67,689
Phillips 66	500	26,185
Tesoro Corp.	80	3,382
Valero Energy Corp.	1,950	62,907
		1,463,274
TOTAL ENERGY		1,616,390
FINANCIALS - 20.5%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	760	46,109
Bank of New York Mellon Corp.	1,930	46,204
BlackRock, Inc. Class A	303	59,703
Franklin Resources, Inc.	360	47,527
Goldman Sachs Group, Inc.	750	88,343
Invesco Ltd.	280	6,997
Morgan Stanley	900	15,183
Northern Trust Corp.	150	7,203
State Street Corp.	1,020	45,329
TD Ameritrade Holding Corp.	340	5,508
		368,106
Commercial Banks - 4.9%
BB&T Corp.	460	12,958
BOK Financial Corp.	40	2,202
CIT Group, Inc. (a)	130	4,817
Comerica, Inc.	1,220	36,100
Commerce Bancshares, Inc.	73	2,612
Cullen/Frost Bankers, Inc.	40	2,184
East West Bancorp, Inc.	90	1,904
Fifth Third Bancorp	2,170	31,769
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	3,230	$ 19,865
KeyCorp	2,490	20,119
PNC Financial Services Group, Inc.	1,150	64,561
SunTrust Banks, Inc.	330	8,960
U.S. Bancorp	3,600	116,136
Wells Fargo & Co.	8,390	276,954
Zions Bancorporation	110	2,208
		603,349
Consumer Finance - 1.5%
American Express Co.	1,690	94,471
Capital One Financial Corp.	400	23,040
Discover Financial Services	1,320	54,925
SLM Corp.	290	4,800
		177,236
Diversified Financial Services - 4.5%
Bank of America Corp.	3,600	35,496
Citigroup, Inc.	5,130	177,344
JPMorgan Chase & Co.	8,270	339,732
The NASDAQ Stock Market, Inc.	130	3,150
		555,722
Insurance - 5.7%
ACE Ltd.	220	17,431
AFLAC, Inc.	690	36,563
Allstate Corp.	1,300	52,624
American Financial Group, Inc.	180	7,137
American International Group, Inc. (a)	1,010	33,461
Axis Capital Holdings Ltd.	80	2,878
Cincinnati Financial Corp.	100	4,052
Everest Re Group Ltd.	240	26,033
Hartford Financial Services Group, Inc.	270	5,719
HCC Insurance Holdings, Inc.	1,010	37,249
Lincoln National Corp.	1,270	31,369
Loews Corp.	720	29,434
Markel Corp. (a)	20	9,580
PartnerRe Ltd.	40	3,315
Platinum Underwriters Holdings Ltd.	400	17,808
Principal Financial Group, Inc.	220	5,973
ProAssurance Corp.	200	18,136
Prudential Financial, Inc.	1,890	98,507
Reinsurance Group of America, Inc.	70	3,584
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	90	$ 7,448
The Chubb Corp.	1,800	138,582
The Travelers Companies, Inc.	1,110	78,610
Torchmark Corp.	200	10,398
Unum Group	1,000	20,390
Validus Holdings Ltd.	70	2,482
W.R. Berkley Corp.	130	5,168
		703,931
Real Estate Investment Trusts - 0.8%
Digital Realty Trust, Inc.	403	26,010
Simon Property Group, Inc.	350	53,246
Weyerhaeuser Co.	700	19,292
		98,548
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	270	3,513
People's United Financial, Inc.	220	2,682
		6,195
TOTAL FINANCIALS		2,513,087
HEALTH CARE - 12.6%
Biotechnology - 1.0%
Amgen, Inc.	1,190	105,672
United Therapeutics Corp. (a)	330	17,342
		123,014
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	950	62,957
Becton, Dickinson & Co.	160	12,267
Boston Scientific Corp. (a)	980	5,429
C.R. Bard, Inc.	50	4,951
CareFusion Corp. (a)	140	3,909
Covidien PLC	1,410	81,935
Medtronic, Inc.	1,030	43,373
St. Jude Medical, Inc.	200	6,856
Stryker Corp.	240	12,998
Zimmer Holdings, Inc.	650	42,881
		277,556
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,050	45,350
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmerisourceBergen Corp.	160	$ 6,755
Cardinal Health, Inc.	210	8,495
CIGNA Corp.	500	26,135
HCA Holdings, Inc.	270	8,573
Humana, Inc.	200	13,082
Laboratory Corp. of America Holdings (a)	90	7,613
LifePoint Hospitals, Inc. (a)	400	14,392
McKesson Corp.	340	32,120
Omnicare, Inc.	70	2,537
Quest Diagnostics, Inc.	110	6,356
UnitedHealth Group, Inc.	2,940	159,907
Universal Health Services, Inc. Class B	60	2,704
WellPoint, Inc.	500	27,950
		361,969
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	220	8,424
Thermo Fisher Scientific, Inc.	230	14,617
		23,041
Pharmaceuticals - 6.2%
Abbott Laboratories	1,300	84,500
Eli Lilly & Co.	720	35,309
Forest Laboratories, Inc. (a)	350	12,411
Johnson & Johnson	800	55,784
Merck & Co., Inc.	5,200	230,360
Mylan, Inc. (a)	250	6,795
Pfizer, Inc.	12,380	309,748
Teva Pharmaceutical Industries Ltd. sponsored ADR	600	24,210
Warner Chilcott PLC	160	1,866
		760,983
TOTAL HEALTH CARE		1,546,563
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.8%
Engility Holdings, Inc. (a)	66	1,212
General Dynamics Corp.	1,110	73,815
Honeywell International, Inc.	480	29,438
L-3 Communications Holdings, Inc.	770	59,175
Lockheed Martin Corp.	420	39,186
Northrop Grumman Corp.	650	43,355
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	620	$ 35,421
Rockwell Collins, Inc.	90	5,146
United Technologies Corp.	770	61,685
		348,433
Air Freight & Logistics - 0.4%
FedEx Corp.	200	17,906
United Parcel Service, Inc. Class B	500	36,555
		54,461
Airlines - 0.1%
Alaska Air Group, Inc. (a)	40	1,710
Delta Air Lines, Inc. (a)	490	4,900
Southwest Airlines Co.	460	4,384
United Continental Holdings, Inc. (a)	210	4,246
		15,240
Building Products - 0.0%
Owens Corning (a)	90	3,112
Commercial Services & Supplies - 0.4%
Deluxe Corp.	700	20,160
R.R. Donnelley & Sons Co.	1,100	10,340
Republic Services, Inc.	230	6,548
Tyco International Ltd.	290	8,227
		45,275
Construction & Engineering - 0.0%
URS Corp.	50	1,884
Electrical Equipment - 0.7%
Emerson Electric Co.	1,460	73,336
Rockwell Automation, Inc.	80	6,339
		79,675
Industrial Conglomerates - 2.5%
3M Co.	440	40,018
General Electric Co.	11,280	238,346
Siemens AG sponsored ADR	287	29,705
		308,069
Machinery - 2.5%
AGCO Corp. (a)	400	18,460
Caterpillar, Inc.	400	34,096
Cummins, Inc.	130	12,761
Deere & Co.	570	47,909
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	110	$ 6,995
Illinois Tool Works, Inc.	290	17,855
Ingersoll-Rand PLC	180	8,780
Lincoln Electric Holdings, Inc.	50	2,376
PACCAR, Inc.	220	9,667
Parker Hannifin Corp.	850	69,828
Snap-On, Inc.	40	3,178
Stanley Black & Decker, Inc.	500	35,955
Timken Co.	800	36,040
WABCO Holdings, Inc. (a)	40	2,482
		306,382
Professional Services - 0.0%
Dun & Bradstreet Corp.	30	2,375
Road & Rail - 0.5%
CSX Corp.	640	12,646
Norfolk Southern Corp.	750	45,285
		57,931
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	15,918
Finning International, Inc.	262	6,003
		21,921
TOTAL INDUSTRIALS		1,244,758
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 2.1%
Cisco Systems, Inc.	9,990	188,911
Harris Corp.	570	26,864
QUALCOMM, Inc.	600	38,172
		253,947
Computers & Peripherals - 1.1%
Apple, Inc.	100	58,528
Dell, Inc.	1,400	13,496
Hewlett-Packard Co.	1,300	16,887
Seagate Technology	900	22,590
Western Digital Corp.	600	20,064
		131,565
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	60	2,236
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	180	$ 5,272
Corning, Inc.	1,900	23,237
Molex, Inc.	110	2,902
TE Connectivity Ltd.	800	28,152
Tech Data Corp. (a)	300	13,251
Vishay Intertechnology, Inc. (a)	1,300	12,610
		87,660
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	740	13,890
IT Services - 1.9%
Amdocs Ltd.	300	10,038
Fidelity National Information Services, Inc.	200	7,220
IBM Corp.	750	142,553
Visa, Inc. Class A	500	74,855
		234,666
Office Electronics - 0.1%
Xerox Corp.	2,300	15,663
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	820	8,799
Avago Technologies Ltd.	150	5,265
Cree, Inc. (a)	70	2,262
Intel Corp.	2,800	54,796
KLA-Tencor Corp.	110	5,002
Texas Instruments, Inc.	750	22,103
		98,227
Software - 3.7%
CA Technologies, Inc.	590	13,074
Microsoft Corp.	7,240	192,729
Oracle Corp.	5,700	182,970
Symantec Corp. (a)	3,430	64,347
		453,120
TOTAL INFORMATION TECHNOLOGY		1,288,738
MATERIALS - 3.3%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	130	10,782
Albemarle Corp.	60	3,587
Ashland, Inc.	40	2,837
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	180	$ 38,525
E.I. du Pont de Nemours & Co.	580	25,021
Eastman Chemical Co.	400	24,340
Ecolab, Inc.	240	17,299
Huntsman Corp.	1,610	26,468
Kronos Worldwide, Inc.	1,300	20,943
NewMarket Corp.	10	2,654
Potash Corp. of Saskatchewan, Inc.	700	27,081
PPG Industries, Inc.	100	12,427
Syngenta AG (Switzerland)	75	30,027
The Mosaic Co.	190	10,271
		252,262
Containers & Packaging - 0.2%
Ball Corp.	220	9,832
Bemis Co., Inc.	60	2,016
Crown Holdings, Inc. (a)	110	4,109
Rock-Tenn Co. Class A	40	2,602
Sonoco Products Co.	70	2,105
		20,664
Metals & Mining - 0.8%
Allegheny Technologies, Inc.	716	18,745
Freeport-McMoRan Copper & Gold, Inc.	1,590	62,026
Newmont Mining Corp.	300	14,127
Nucor Corp.	90	3,706
Reliance Steel & Aluminum Co.	70	3,948
		102,552
Paper & Forest Products - 0.2%
Domtar Corp.	250	20,028
International Paper Co.	270	10,028
		30,056
TOTAL MATERIALS		405,534
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	5,800	197,954
Wireless Telecommunication Services - 0.6%
China Mobile Ltd. sponsored ADR	600	34,152
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc. (a)	220	$ 2,343
Vodafone Group PLC	16,000	41,274
		77,769
TOTAL TELECOMMUNICATION SERVICES		275,723
UTILITIES - 3.9%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	1,300	55,445
Edison International	350	15,918
Entergy Corp.	700	44,478
FirstEnergy Corp.	260	11,040
NextEra Energy, Inc.	1,320	90,697
NV Energy, Inc.	270	4,949
OGE Energy Corp.	30	1,714
Pepco Holdings, Inc.	130	2,566
Pinnacle West Capital Corp.	70	3,602
Portland General Electric Co.	900	24,327
PPL Corp.	340	9,979
Xcel Energy, Inc.	280	7,574
		272,289
Gas Utilities - 0.3%
Atmos Energy Corp.	70	2,451
UGI Corp.	800	26,576
		29,027
Multi-Utilities - 1.4%
Alliant Energy Corp.	90	4,034
Ameren Corp.	150	4,496
Consolidated Edison, Inc.	180	10,042
Integrys Energy Group, Inc.	70	3,722
MDU Resources Group, Inc.	120	2,486
Public Service Enterprise Group, Inc.	1,310	39,418
Sempra Energy	730	49,947
TECO Energy, Inc.	160	2,690
Wisconsin Energy Corp.	1,427	53,555
		170,390
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
American Water Works Co., Inc.	110	$ 4,199
TOTAL UTILITIES		475,905
TOTAL COMMON STOCKS (Cost $9,785,472)		11,061,399
Equity Funds - 3.7%

Mid-Cap Value Funds - 3.7%
iShares Russell Midcap Value Index ETF (Cost $396,719)	9,270	457,011
Money Market Funds - 6.0%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $740,119)	740,119	740,119
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $10,922,310)		12,258,529
NET OTHER ASSETS (LIABILITIES) - 0.2%		26,652
NET ASSETS - 100%		$ 12,285,181
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 565,760	$ (8,350)

The face value of futures purchased as a percentage of net assets is 4.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,021,134	$ 1,021,134	$ -	$ -
Consumer Staples	673,567	673,567	-	-
Energy	1,616,390	1,616,390	-	-
Financials	2,513,087	2,513,087	-	-
Health Care	1,546,563	1,546,563	-	-
Industrials	1,244,758	1,244,758	-	-
Information Technology	1,288,738	1,288,738	-	-
Materials	405,534	375,507	30,027	-
Telecommunication Services	275,723	234,449	41,274	-
Utilities	475,905	475,905	-	-
Equity Funds	457,011	457,011	-	-
Money Market Funds	740,119	740,119	-	-
Total Investments in Securities:	$ 12,258,529	$ 12,187,228	$ 71,301	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (8,350)	$ (8,350)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (8,350)
Total Value of Derivatives	$ -	$ (8,350)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,922,310)		$ 12,258,529
Segregated cash with broker for futures contracts		28,000
Receivable for investments sold		130,535
Receivable for fund shares sold		70
Dividends receivable		40,850
Prepaid expenses		36
Receivable from investment adviser for expense reductions		1,050
Total assets		12,459,070

Liabilities
Payable for investments purchased	$ 144,733
Accrued management fee	5,287
Payable for daily variation margin on futures contracts	520
Other affiliated payables	1,437
Registration fees payable	42
Audit fees payable	19,637
Custody fees payable	2,233
Total liabilities		173,889

Net Assets		$ 12,285,181
Net Assets consist of:
Paid in capital		$ 10,703,906
Undistributed net investment income		83,446
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		169,965
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,327,864
Net Assets, for 1,063,554 shares outstanding		$ 12,285,181
Net Asset Value, offering price and redemption price per share ($12,285,181 ÷ 1,063,554 shares)		$ 11.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 144,455

Expenses
Management fee	$ 31,319
Transfer agent fees	6,611
Accounting fees and expenses	2,318
Custodian fees and expenses	5,323
Independent trustees' compensation	71
Registration fees	24,868
Audit	19,526
Legal	46
Miscellaneous	69
Total expenses before reductions	90,151
Expense reductions	(32,351)	57,800
Net investment income (loss)		86,655
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	121,314
Foreign currency transactions	(53)
Futures contracts	35,798
Total net realized gain (loss)		157,059
Change in net unrealized appreciation (depreciation) on: Investment securities	842,787
Assets and liabilities in foreign currencies	7
Futures contracts	4,520
Total change in net unrealized appreciation (depreciation)		847,314
Net gain (loss)		1,004,373
Net increase (decrease) in net assets resulting from operations		$ 1,091,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2012 (Unaudited)	For the period November 16, 2011 (commencement of operations) to May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,655	$ 82,173
Net realized gain (loss)	157,059	91,795
Change in net unrealized appreciation (depreciation)	847,314	480,550
Net increase (decrease) in net assets resulting from operations	1,091,028	654,518
Distributions to shareholders from net investment income	(65,112)	(20,004)
Distributions to shareholders from net realized gain	(79,154)	-
Total distributions	(144,266)	(20,004)
Share transactions Proceeds from sales of shares	191,379	10,405,790
Reinvestment of distributions	144,266	20,004
Cost of shares redeemed	(27,804)	(29,730)
Net increase (decrease) in net assets resulting from share transactions	307,841	10,396,064
Total increase (decrease) in net assets	1,254,603	11,030,578

Net Assets
Beginning of period	11,030,578	-
End of period (including undistributed net investment income of $83,446 and undistributed net investment income of $61,903, respectively)	$ 12,285,181	$ 11,030,578
Other Information Shares
Sold	16,908	1,036,797
Issued in reinvestment of distributions	13,211	1,955
Redeemed	(2,559)	(2,758)
Net increase (decrease)	27,560	1,035,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2012 (Unaudited)	Period ended May 31, 2012 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.08
Net realized and unrealized gain (loss)	.96	.59
Total from investment operations	1.04	.67
Distributions from net investment income	(.06)	(.02)
Distributions from net realized gain	(.08)	-
Total distributions	(.14)	(.02)
Net asset value, end of period	$ 11.55	$ 10.65
Total Return B, C	9.83%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.51% A	1.62% A
Expenses net of fee waivers, if any	.97% A	.97% A
Expenses net of all reductions	.97% A	.97% A
Net investment income (loss)	1.45% A	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,285	$ 11,031
Portfolio turnover rate G	32% A	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Value Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

In December 2012, the Board of Trustees approved the creation of an additional class of shares. The Fund commenced sale of shares of Class F in December 2012.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,558,402
Gross unrealized depreciation	(226,948)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,331,454

Tax cost	$ 10,927,075

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk is the risk that the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash in the Statement of Assets and Liabilities.

During the period, the Fund recognized net realized gain (loss) of $35,798 and a change in net unrealized appreciation (depreciation) of $4,520 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,938,061 and $1,794,312, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .53% of the Fund's average net assets.

Sub-Advisers. Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc. and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

In December 2012, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle) as an additional sub-adviser for the Fund. Subsequent to period end, Aristotle was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to reimburse the Fund until July 31, 2013 to the extent that annual operating expenses exceed .97% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $32,351.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 97% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Brandywine Global Investment Management, LLC (Brandywine), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Brandywine, Cohen & Steers, LSV, and Pyramis (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. Because the fund had been in existence less than a full calendar year, the Board did not consider the performance of the fund in its review of the Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2013 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

Semiannual Report

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the year ended February 29, 2012.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the year ended February 29, 2012.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

LSV Asset Management

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MMV-USAN-0113
1.931577.100

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.38%	$ 1,000.00	$ 1,070.20	$ 1.97
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.16	$ 1.93

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
ASTON/Montag & Caldwell Growth Fund Class N	9.4	6.9
Apple, Inc.	6.0	6.1
Fidelity Growth Company Fund	5.5	5.2
Google, Inc. Class A	2.6	2.5
Visa, Inc. Class A	2.2	1.7
Columbia Select Large Cap Growth Fund Class Z	2.0	1.9
QUALCOMM, Inc.	2.0	2.0
Philip Morris International, Inc.	2.0	2.1
Gilead Sciences, Inc.	1.8	0.6
Monsanto Co.	1.6	1.3
	35.1
Top Five Market Sectors as of November 30, 2012
(Stocks Only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.6	25.6
Consumer Discretionary	16.5	13.9
Health Care	10.4	8.4
Industrials	8.5	8.7
Consumer Staples	7.0	6.9
Asset Allocation (% of fund's net assets)
As of November 30, 2012	As of May 31, 2012
Stocks 80.5%	Stocks 77.1%
Large Blend Funds 2.0%	Large Blend Funds 0.0%
Large Growth Funds 15.7%	Large Growth Funds 14.8%
Sector Funds 0.4%	Sector Funds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.4%	Short-Term Investments and Net Other Assets (Liabilities) 8.1%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.4%
BorgWarner, Inc. (a)	265,800	$ 17,622,540
TRW Automotive Holdings Corp. (a)	284,270	14,395,433
		32,017,973
Automobiles - 0.5%
General Motors Co. (a)	554,620	14,353,566
Harley-Davidson, Inc.	373,150	17,523,124
Tesla Motors, Inc. (a)	91,861	3,106,739
		34,983,429
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR	381,123	7,683,440
Weight Watchers International, Inc.	229,233	11,910,947
		19,594,387
Hotels, Restaurants & Leisure - 3.4%
Dunkin' Brands Group, Inc.	239,720	7,627,890
Las Vegas Sands Corp.	1,129,700	52,700,505
McDonald's Corp.	533,140	46,404,506
Panera Bread Co. Class A (a)	78,200	12,551,100
Starbucks Corp.	1,215,473	63,046,585
Starwood Hotels & Resorts Worldwide, Inc.	154,573	8,340,759
Wyndham Worldwide Corp.	270,200	13,264,118
Wynn Resorts Ltd.	263,223	29,586,265
Yum! Brands, Inc.	440,100	29,521,908
		263,043,636
Household Durables - 0.2%
Lennar Corp. Class A	384,500	14,626,380
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	294,030	74,110,262
Expedia, Inc.	129,320	7,999,735
Groupon, Inc. Class A (a)	1,306,107	5,472,588
Priceline.com, Inc. (a)	84,320	55,917,651
		143,500,236
Media - 3.5%
CBS Corp. Class B	2,602,950	93,654,141
Comcast Corp. Class A	755,600	28,093,208
DIRECTV (a)	303,500	15,083,950
Legend Pictures LLC (d)(e)	2,783	2,975,389
Legend Pictures LLC rights (d)(e)	255	0
McGraw-Hill Companies, Inc.	200,973	10,673,676
Morningstar, Inc.	134,051	8,556,475
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A	355,300	$ 8,754,592
Omnicom Group, Inc.	335,460	16,685,780
Sirius XM Radio, Inc. (a)	5,523,200	15,354,496
Time Warner Cable, Inc.	472,600	44,845,014
Viacom, Inc. Class B (non-vtg.)	424,370	21,901,736
		266,578,457
Multiline Retail - 0.9%
Dollar General Corp. (a)	669,800	33,490,000
Dollar Tree, Inc. (a)	159,141	6,642,545
Macy's, Inc.	447,300	17,310,510
Target Corp.	171,200	10,807,856
		68,250,911
Specialty Retail - 4.4%
AutoZone, Inc. (a)	108,300	41,562,291
Best Buy Co., Inc.	252,580	3,311,324
Foot Locker, Inc.	453,800	16,264,192
Gap, Inc.	890,200	30,676,292
Home Depot, Inc.	1,747,620	113,717,633
Limited Brands, Inc.	262,100	13,668,515
Lowe's Companies, Inc.	454,400	16,399,296
O'Reilly Automotive, Inc. (a)	83,200	7,827,456
Ross Stores, Inc.	514,200	29,268,264
TJX Companies, Inc.	1,210,730	53,683,768
Ulta Salon, Cosmetics & Fragrance, Inc.	148,500	14,891,580
		341,270,611
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	413,708	23,928,871
Michael Kors Holdings Ltd.	294,200	15,636,730
NIKE, Inc. Class B	85,910	8,374,507
Ralph Lauren Corp.	127,000	19,950,430
Under Armour, Inc. Class A (sub. vtg.) (a)	268,700	13,926,721
		81,817,259
TOTAL CONSUMER DISCRETIONARY		1,265,683,279
CONSUMER STAPLES - 7.0%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR	285,750	25,137,428
Beam, Inc.	224,500	12,596,695
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	173,825	$ 9,047,591
PepsiCo, Inc.	615,250	43,196,703
		89,978,417
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	168,100	17,480,719
CVS Caremark Corp.	1,620,400	75,364,804
Kroger Co.	626,200	16,431,488
Wal-Mart Stores, Inc.	286,100	20,604,922
		129,881,933
Food Products - 1.1%
Archer Daniels Midland Co.	378,600	10,108,620
D.E. Master Blenders 1753 NV (a)	1,081,039	12,442,616
Kellogg Co.	212,110	11,763,621
Kraft Foods Group, Inc. (a)	191,723	8,669,714
Mead Johnson Nutrition Co. Class A	345,230	23,541,234
Mondelez International, Inc. (a)	572,950	14,833,676
		81,359,481
Household Products - 0.6%
Colgate-Palmolive Co.	146,450	15,889,825
Energizer Holdings, Inc.	132,800	10,592,128
Procter & Gamble Co.	329,300	22,995,019
		49,476,972
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	560,516	32,650,057
Tobacco - 2.0%
Philip Morris International, Inc.	1,683,210	151,286,915
TOTAL CONSUMER STAPLES		534,633,775
ENERGY - 3.7%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	205,550	11,089,423
Core Laboratories NV	66,040	6,814,007
FMC Technologies, Inc. (a)	260,000	10,623,600
National Oilwell Varco, Inc.	678,998	46,375,563
Oceaneering International, Inc.	143,300	7,549,044
Schlumberger Ltd.	1,106,677	79,260,207
		161,711,844
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	225,200	$ 10,606,920
Chevron Corp.	58,330	6,164,898
Concho Resources, Inc. (a)	168,500	13,523,810
Denbury Resources, Inc. (a)	1,122,120	17,314,312
Marathon Petroleum Corp.	175,000	10,419,500
Occidental Petroleum Corp.	280,400	21,088,884
Range Resources Corp.	411,909	26,370,414
Ultra Petroleum Corp. (a)	258,936	5,191,667
Valero Energy Corp.	376,900	12,158,794
		122,839,199
TOTAL ENERGY		284,551,043
FINANCIALS - 4.0%
Capital Markets - 1.2%
BlackRock, Inc. Class A	88,900	17,516,856
Charles Schwab Corp.	949,050	12,432,555
Franklin Resources, Inc.	191,500	25,281,830
Greenhill & Co., Inc.	93,305	4,433,854
T. Rowe Price Group, Inc.	474,416	30,680,483
		90,345,578
Commercial Banks - 0.4%
Regions Financial Corp.	2,392,200	15,955,974
Wells Fargo & Co.	441,950	14,588,770
		30,544,744
Consumer Finance - 0.6%
Capital One Financial Corp.	425,170	24,489,792
Discover Financial Services	534,600	22,244,706
		46,734,498
Diversified Financial Services - 0.5%
CME Group, Inc.	214,820	11,873,101
IntercontinentalExchange, Inc. (a)	102,561	13,553,436
MSCI, Inc. Class A (a)	440,621	12,778,009
		38,204,546
Insurance - 0.7%
Allstate Corp.	464,900	18,819,152
Arch Capital Group Ltd. (a)	13,176	594,238
Everest Re Group Ltd.	96,864	10,506,838
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	263,500	$ 6,379,335
Progressive Corp.	607,460	12,908,525
		49,208,088
Real Estate Investment Trusts - 0.6%
American Tower Corp.	656,050	49,157,827
TOTAL FINANCIALS		304,195,281
HEALTH CARE - 10.4%
Biotechnology - 3.4%
Amgen, Inc.	663,950	58,958,760
Biogen Idec, Inc. (a)	264,400	39,419,396
Celgene Corp. (a)	329,300	25,879,687
Gilead Sciences, Inc. (a)	1,798,410	134,880,750
Ironwood Pharmaceuticals, Inc. Class A (a)	297,572	3,213,778
		262,352,371
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	359,040	23,793,581
Covidien PLC	367,500	21,355,425
Edwards Lifesciences Corp. (a)	155,800	13,518,766
IDEXX Laboratories, Inc. (a)	81,949	7,659,773
Intuitive Surgical, Inc. (a)	68,984	36,492,536
Medtronic, Inc.	559,350	23,554,229
The Cooper Companies, Inc.	127,300	12,085,862
		138,460,172
Health Care Providers & Services - 2.1%
Aetna, Inc.	434,300	18,757,417
CIGNA Corp.	303,400	15,858,718
Express Scripts Holding Co. (a)	749,570	40,364,345
HCA Holdings, Inc.	289,100	9,178,925
McKesson Corp.	233,500	22,058,745
Qualicorp SA (a)	939,834	9,126,524
UnitedHealth Group, Inc.	668,300	36,348,837
WellPoint, Inc.	187,770	10,496,343
		162,189,854
Health Care Technology - 0.4%
athenahealth, Inc. (a)	131,706	8,388,355
Cerner Corp. (a)	266,800	20,602,296
		28,990,651
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	336,540	$ 18,075,563
Techne Corp.	106,749	7,568,504
		25,644,067
Pharmaceuticals - 2.3%
Abbott Laboratories	287,000	18,655,000
Allergan, Inc.	424,609	39,382,485
Endo Pharmaceuticals Holdings, Inc. (a)	307,300	8,807,218
Johnson & Johnson	324,800	22,648,304
Merck & Co., Inc.	755,930	33,487,699
Pfizer, Inc.	1,204,180	30,128,584
Valeant Pharmaceuticals International, Inc.:
(Canada) (a)	143	7,967
(United States) (a)	40,521	2,240,001
Watson Pharmaceuticals, Inc. (a)	263,500	23,190,635
		178,547,893
TOTAL HEALTH CARE		796,185,008
INDUSTRIALS - 8.5%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	551,190	33,804,483
L-3 Communications Holdings, Inc.	140,100	10,766,685
Precision Castparts Corp.	342,441	62,800,255
Textron, Inc.	395,500	9,290,295
The Boeing Co.	606,900	45,080,532
United Technologies Corp.	698,040	55,919,984
		217,662,234
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	371,250	27,142,088
Commercial Services & Supplies - 0.6%
Covanta Holding Corp.	335,922	6,342,207
Edenred SA	666,450	20,303,655
Stericycle, Inc. (a)	196,322	18,350,217
		44,996,079
Construction & Engineering - 0.2%
Fluor Corp.	357,700	18,986,716
Electrical Equipment - 0.1%
Sensata Technologies Holding BV (a)	279,400	8,622,284
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.8%
Danaher Corp.	1,126,649	$ 60,805,247
Machinery - 1.0%
Caterpillar, Inc.	313,250	26,701,430
Cummins, Inc.	136,580	13,406,693
Dover Corp.	92,200	5,862,998
Illinois Tool Works, Inc.	62,700	3,860,439
Parker Hannifin Corp.	87,140	7,158,551
Pentair Ltd.	175,250	8,497,873
Timken Co.	211,500	9,528,075
		75,016,059
Professional Services - 0.7%
Equifax, Inc.	178,631	9,153,052
IHS, Inc. Class A (a)	89,745	8,269,104
Intertek Group PLC	280,127	13,868,089
Towers Watson & Co.	196,500	10,390,920
Verisk Analytics, Inc. (a)	285,531	14,230,865
		55,912,030
Road & Rail - 1.7%
CSX Corp.	607,770	12,009,535
Kansas City Southern	318,800	24,914,220
Union Pacific Corp.	762,600	93,632,028
		130,555,783
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	78,600	15,249,972
TOTAL INDUSTRIALS		654,948,492
INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,130,220	21,372,460
Motorola Solutions, Inc.	360,383	19,622,854
QUALCOMM, Inc.	2,387,430	151,888,297
		192,883,611
Computers & Peripherals - 6.5%
Apple, Inc.	782,834	458,177,084
Dell, Inc.	505,200	4,870,128
EMC Corp. (a)	604,000	14,991,280
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	573,900	$ 13,733,427
Western Digital Corp.	337,100	11,272,624
		503,044,543
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	210,003	7,690,310
Dropbox, Inc. (e)	314,762	2,848,313
eBay, Inc. (a)	1,338,350	70,691,647
Facebook, Inc. Class A	1,193,600	33,420,800
Google, Inc. Class A (a)	289,897	202,455,368
IAC/InterActiveCorp	234,020	11,034,043
LinkedIn Corp. (a)	125,094	13,527,665
MercadoLibre, Inc.	71,372	5,135,215
Qihoo 360 Technology Co. Ltd. ADR (a)	12,481	311,900
SINA Corp. (a)	51,836	2,359,575
Yandex NV (a)	526,661	11,491,743
YouKu.com, Inc. ADR (a)	360,492	6,149,994
		367,116,573
IT Services - 6.1%
Alliance Data Systems Corp. (a)	128,900	18,366,961
Cognizant Technology Solutions Corp. Class A (a)	714,430	48,031,129
Fiserv, Inc. (a)	151,100	11,633,189
Gartner, Inc. Class A (a)	273,719	13,105,666
IBM Corp.	454,000	86,291,780
MasterCard, Inc. Class A	223,580	109,259,074
Teradata Corp. (a)	243,900	14,507,172
Visa, Inc. Class A	1,109,900	166,163,129
		467,358,100
Semiconductors & Semiconductor Equipment - 1.2%
Altera Corp.	886,450	28,712,116
ASML Holding NV	114,769	7,181,065
Broadcom Corp. Class A	756,660	24,500,651
First Solar, Inc. (a)	230,768	6,228,428
LSI Corp. (a)	1,820,500	12,270,170
Microchip Technology, Inc.	510,207	15,520,497
		94,412,927
Software - 4.5%
Adobe Systems, Inc. (a)	691,440	23,930,738
Cadence Design Systems, Inc. (a)	554,000	7,052,420
Citrix Systems, Inc. (a)	105,050	6,424,858
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FactSet Research Systems, Inc.	82,047	$ 7,580,322
Intuit, Inc.	738,750	44,258,513
Microsoft Corp.	1,839,200	48,959,504
Oracle Corp.	2,544,810	81,688,401
Red Hat, Inc. (a)	138,289	6,831,477
salesforce.com, Inc. (a)	320,589	50,547,268
Solera Holdings, Inc.	273,673	14,165,314
Synopsys, Inc. (a)	437,800	14,359,840
VMware, Inc. Class A (a)	337,886	30,730,732
Workday, Inc.	61,766	3,094,477
Zynga, Inc.	1,220,184	3,001,653
		342,625,517
TOTAL INFORMATION TECHNOLOGY		1,967,441,271
MATERIALS - 3.7%
Chemicals - 3.4%
Ashland, Inc.	564,850	40,059,162
CF Industries Holdings, Inc.	82,300	17,614,669
Eastman Chemical Co.	267,000	16,246,950
Ecolab, Inc.	336,200	24,233,296
Intrepid Potash, Inc.	271,007	5,767,029
Monsanto Co.	1,351,743	123,806,141
PPG Industries, Inc.	213,450	26,525,432
Rockwood Holdings, Inc.	178,800	8,201,556
		262,454,235
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	107,838	9,705,420
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	290,410	11,328,894
TOTAL MATERIALS		283,488,549
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	457,800	20,198,136
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	392,100	$ 26,474,592
SBA Communications Corp. Class A (a)	300,000	20,646,000
		47,120,592
TOTAL TELECOMMUNICATION SERVICES		67,318,728
UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield Infrastructure Partners LP	530,783	18,030,699
TOTAL COMMON STOCKS (Cost $4,991,812,043)		6,176,476,125
Nonconvertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc. Series G (e) (Cost $906,253)	296,161	906,253
Equity Funds - 18.1%

Large Blend Funds - 2.0%
Columbia Select Large Cap Growth Fund Class Z (a)	11,256,944	153,994,992
Large Growth Funds - 15.7%
ASTON/Montag & Caldwell Growth Fund Class N	27,874,584	721,394,236
Fidelity Growth Company Fund (c)	4,404,414	421,942,895
iShares Russell 1000 Growth Index ETF	79,848	5,260,386
PRIMECAP Odyssey Growth Fund	3,263,894	56,204,260
TOTAL LARGE GROWTH FUNDS		1,204,801,777
Sector Funds - 0.4%
Consumer Staples Select Sector SPDR ETF	772,648	27,846,234
TOTAL EQUITY FUNDS (Cost $1,204,783,669)		1,386,643,003
Money Market Funds - 1.3%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $98,267,841)	98,267,841	$ 98,267,841
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $6,295,769,806)		7,662,293,222
NET OTHER ASSETS (LIABILITIES) - 0.1%		9,636,414
NET ASSETS - 100%		$ 7,671,929,636
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
312 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 22,064,640	$ 38,483

The face value of futures purchased as a percentage of net assets is 0.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,729,954 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 2,848,313
Legend Pictures LLC	3/8/12	$ 2,975,389
Legend Pictures LLC rights	11/30/12	$ 0
Palantir Technologies, Inc. Series G	7/19/12	$ 906,253
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 392,697,584	$ -	$ -	$ -	$ 421,942,895
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,265,683,279	$ 1,262,707,890	$ -	$ 2,975,389
Consumer Staples	534,633,775	534,633,775	-	-
Energy	284,551,043	284,551,043	-	-
Financials	304,195,281	304,195,281	-	-
Health Care	796,185,008	796,185,008	-	-
Industrials	654,948,492	654,948,492	-	-
Information Technology	1,968,347,524	1,964,592,958	-	3,754,566
Materials	283,488,549	283,488,549	-	-
Telecommunication Services	67,318,728	67,318,728	-	-
Utilities	18,030,699	18,030,699	-	-
Equity Funds	1,386,643,003	1,386,643,003	-	-
Money Market Funds	98,267,841	98,267,841	-	-
Total Investments in Securities:	$ 7,662,293,222	$ 7,655,563,267	$ -	$ 6,729,955
Derivative Instruments:
Assets
Futures Contracts	$ 38,483	$ 38,483	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 38,483	$ -
Total Value of Derivatives	$ 38,483	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,958,639,360)	$ 7,240,350,327
Affiliated issuers (cost $337,130,446)	421,942,895
Total Investments (cost $6,295,769,806)		$ 7,662,293,222
Receivable for investments sold		77,785,844
Receivable for fund shares sold		5,205,478
Dividends receivable		8,436,451
Interest receivable		3,892
Receivable for daily variation margin on futures contracts		38,481
Prepaid expenses		25,266
Other receivables		2,023
Total assets		7,753,790,657

Liabilities
Payable for investments purchased	$ 77,090,783
Payable for fund shares redeemed	2,236,205
Accrued management fee	1,383,604
Other affiliated payables	1,070,020
Other payables and accrued expenses	80,409
Total liabilities		81,861,021

Net Assets		$ 7,671,929,636
Net Assets consist of:
Paid in capital		$ 6,303,238,982
Undistributed net investment income		27,857,518
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,731,617)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,366,564,753
Net Assets, for 591,750,468 shares outstanding		$ 7,671,929,636
Net Asset Value, offering price and redemption price per share ($7,671,929,636 ÷ 591,750,468 shares)		$ 12.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 43,611,093
Interest		24,783
Total income		43,635,876

Expenses
Management fee	$ 18,157,188
Transfer agent fees	5,783,359
Accounting fees and expenses	599,881
Custodian fees and expenses	47,691
Independent trustees' compensation	47,558
Registration fees	56,998
Audit	31,591
Legal	31,602
Miscellaneous	47,205
Total expenses before reductions	24,803,073
Expense reductions	(9,873,338)	14,929,735
Net investment income (loss)		28,706,141
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,940,798)
Foreign currency transactions	(9,631)
Futures contracts	19,992,287
Total net realized gain (loss)		10,041,858
Change in net unrealized appreciation (depreciation) on: Investment securities	485,565,021
Assets and liabilities in foreign currencies	9,873
Futures contracts	8,977,643
Total change in net unrealized appreciation (depreciation)		494,552,537
Net gain (loss)		504,594,395
Net increase (decrease) in net assets resulting from operations		$ 533,300,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,706,141	$ 44,339,768
Net realized gain (loss)	10,041,858	(17,903,696)
Change in net unrealized appreciation (depreciation)	494,552,537	(128,731,135)
Net increase (decrease) in net assets resulting from operations	533,300,536	(102,295,063)
Distributions to shareholders from net investment income	(13,063,983)	(42,293,464)
Distributions to shareholders from net realized gain	-	(62,023,631)
Total distributions	(13,063,983)	(104,317,095)
Share transactions Proceeds from sales of shares	862,425,659	2,563,078,634
Reinvestment of distributions	13,019,724	104,007,759
Cost of shares redeemed	(1,231,160,840)	(1,753,536,231)
Net increase (decrease) in net assets resulting from share transactions	(355,715,457)	913,550,162
Total increase (decrease) in net assets	164,521,096	706,938,004

Net Assets
Beginning of period	7,507,408,540	6,800,470,536
End of period (including undistributed net investment income of $27,857,518 and undistributed net investment income of $12,215,360, respectively)	$ 7,671,929,636	$ 7,507,408,540
Other Information Shares
Sold	68,131,116	219,506,248
Issued in reinvestment of distributions	1,054,229	8,465,781
Redeemed	(96,418,080)	(145,541,293)
Net increase (decrease)	(27,232,735)	82,430,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2012	Years ended May 31,
	(Unaudited)	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.07	.07
Net realized and unrealized gain (loss)	.80	(.43)	2.63
Total from investment operations	.85	(.36)	2.70
Distributions from net investment income	(.02)	(.07)	(.03)
Distributions from net realized gain	-	(.11)	-
Total distributions	(.02)	(.18)	(.03)
Net asset value, end of period	$ 12.96	$ 12.13	$ 12.67
Total Return B, C	7.02%	(2.83)%	27.03%
Ratios to Average Net AssetsF
Expenses before reductions	.63% A	.62%	.70% A
Expenses net of fee waivers, if any	.38% A	.36%	.45% A
Expenses net of all reductions	.38% A	.36%	.45% A
Net investment income (loss)	.73% A	.61%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,671,930	$ 7,507,409	$ 6,800,471
Portfolio turnover rate G	48% A	49% H	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 2, 2010 (commencement of operations) to May 31, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Growth Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, partnerships, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,455,208,006
Gross unrealized depreciation	(97,785,269)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,357,422,737

Tax cost	$ 6,304,870,485

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At May 31, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (33,829,213)

Semiannual Report

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period.

During the period, the Fund recognized net realized gain (loss) of $19,992,287 and a change in net unrealized appreciation (depreciation) of $8,977,643 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,962,243,558 and $1,773,462,415, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the period, the total annualized management fee rate was .46% of the Fund's average net assets. During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. ClariVest Asset Management LLC, Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers), Waddell & Reed Investment Management Co. and Winslow Capital Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,293 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2015. During the period, this waiver reduced the Fund's management fee by $9,867,035.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,242 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $61.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Pyramis Global Advisors, LLC (Pyramis), Waddell & Reed Investment Management Company (Waddell), and Winslow Capital Management, Inc. (Winslow) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, Pyramis, Waddell, and Winslow (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2011, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile and that the fund had out-performed 68% of its peers for the one-year period ended December 31, 2011. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2015 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.95%.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Growth Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Strategic Advisers Growth SAI Mgmt Fee
Strategic Advisers Growth Sub-Advisory Fee
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Strategic Advisers Growth Total Mgmt Fee Including SAI Mgmt Fee
80
80
64
62
53
51
25
25
28
26
Fund Commenced Operations on 6/2/2010
2010
2011

	2010	2011
TMG %	8%	7%
Funds/Classes	1,128	1,096
ASPG Quartile	1	1

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the year ended February 29, 2012.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the year ended February 29, 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2015.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Morgan Stanley Investment Management Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

Winslow Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SGF-USAN-0113
1.922643.102

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.33%	$ 1,000.00	$ 1,101.50	$ 1.74
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.41	$ 1.67

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
American Beacon Large Cap Value Fund Institutional Class	5.2	6.8
Invesco Diversified Dividend Fund - Class A	5.1	5.1
T. Rowe Price Mid Cap Value Fund	5.0	5.2
Fidelity Low-Priced Stock Fund	3.6	4.0
BlackRock Equity Dividend Fund Investor A Class	3.0	0.0
Exxon Mobil Corp.	2.7	1.9
Chevron Corp.	2.5	2.5
JPMorgan Chase & Co.	2.1	1.9
ASTON/River Road Dividend All Cap Value Fund Class N	2.1	2.1
Wells Fargo & Co.	1.9	1.9
	33.2
Top Five Market Sectors as of November 30, 2012
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.1	14.8
Energy	10.3	8.5
Health Care	9.7	11.1
Information Technology	7.9	8.5
Industrials	7.6	6.6
Asset Allocation (% of fund's net assets)
As of November 30, 2012	As of May 31, 2012
Common Stocks 69.3%	Common Stocks 69.4%
Large Value Funds 17.6%	Large Value Funds 12.6%
Mid-Cap Blend Funds 3.6%	Mid-Cap Blend Funds 4.0%
Mid-Cap Value Funds 5.0%	Mid-Cap Value Funds 7.3%
Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Short-Term Investments and Net Other Assets (Liabilities) 6.7%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.5%
Autoliv, Inc.	160,900	$ 9,711,924
Cooper Tire & Rubber Co.	265,127	6,622,872
Johnson Controls, Inc.	348,900	9,608,706
Lear Corp.	26,700	1,165,989
The Goodyear Tire & Rubber Co. (a)	62,000	781,200
TRW Automotive Holdings Corp. (a)	171,200	8,669,568
		36,560,259
Automobiles - 0.6%
Ford Motor Co.	2,816,100	32,244,345
General Motors Co. (a)	431,300	11,162,044
		43,406,389
Diversified Consumer Services - 0.0%
H&R Block, Inc.	83,700	1,509,111
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	163,700	6,328,642
Darden Restaurants, Inc.	47,700	2,522,376
Hyatt Hotels Corp. Class A (a)	44,200	1,613,300
McDonald's Corp.	238,388	20,749,292
Royal Caribbean Cruises Ltd.	60,100	2,118,525
		33,332,135
Household Durables - 0.6%
D.R. Horton, Inc.	626,148	12,184,840
Garmin Ltd.	53,400	2,076,726
Harman International Industries, Inc.	141,700	5,605,652
Jarden Corp.	260,700	13,793,637
Newell Rubbermaid, Inc.	79,500	1,733,895
Tupperware Brands Corp.	15,300	992,205
Whirlpool Corp.	126,600	12,892,944
		49,279,899
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	35,700	1,373,022
Mattel, Inc.	99,300	3,724,743
		5,097,765
Media - 2.4%
CBS Corp. Class B	176,300	6,343,274
DIRECTV (a)	420,700	20,908,790
Gannett Co., Inc.	492,200	8,810,380
Interpublic Group of Companies, Inc.	119,800	1,296,236
News Corp. Class A	363,900	8,966,496
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	76,300	$ 3,795,162
Scholastic Corp.	95,400	2,676,924
The Walt Disney Co.	831,500	41,292,290
Time Warner Cable, Inc.	408,370	38,750,229
Time Warner, Inc.	753,700	35,650,010
Viacom, Inc. Class B (non-vtg.)	321,300	16,582,293
		185,072,084
Multiline Retail - 1.3%
Big Lots, Inc. (a)	160,800	4,528,128
Dillard's, Inc. Class A	93,800	8,339,758
Kohl's Corp.	456,900	20,400,585
Macy's, Inc.	510,100	19,740,870
Nordstrom, Inc.	227,600	12,310,884
Target Corp.	575,400	36,325,002
		101,645,227
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	19,700	1,441,055
Ascena Retail Group, Inc. (a)	42,700	858,270
Bed Bath & Beyond, Inc. (a)	63,600	3,734,592
Best Buy Co., Inc.	236,300	3,097,893
Foot Locker, Inc.	38,200	1,369,088
GameStop Corp. Class A	30,600	803,250
PetSmart, Inc.	126,100	8,910,226
RadioShack Corp.	168,700	342,461
Ross Stores, Inc.	294,000	16,734,480
Signet Jewelers Ltd.	23,700	1,273,875
Tiffany & Co., Inc.	114,000	6,723,720
		45,288,910
TOTAL CONSUMER DISCRETIONARY		501,191,779
CONSUMER STAPLES - 4.1%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	80,700	2,516,226
Constellation Brands, Inc. Class A (sub. vtg.) (a)	75,200	2,698,176
Dr. Pepper Snapple Group, Inc.	59,500	2,668,575
Molson Coors Brewing Co. Class B	43,700	1,811,802
PepsiCo, Inc.	226,228	15,883,468
		25,578,247
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	169,200	$ 17,595,108
CVS Caremark Corp.	1,205,500	56,067,805
Kroger Co.	593,400	15,570,816
Safeway, Inc.	572,100	9,788,631
Sysco Corp.	159,200	5,038,680
Wal-Mart Stores, Inc.	853,700	61,483,474
Walgreen Co.	353,300	11,980,403
		177,524,917
Food Products - 0.8%
Archer Daniels Midland Co.	521,900	13,934,730
Bunge Ltd.	40,200	2,941,032
Campbell Soup Co.	86,400	3,175,200
ConAgra Foods, Inc.	112,200	3,350,292
Dole Food Co., Inc. (a)	352,900	4,051,292
Fresh Del Monte Produce, Inc.	177,200	4,598,340
Ingredion, Inc.	188,900	12,269,055
Smithfield Foods, Inc. (a)	340,600	7,619,222
The J.M. Smucker Co.	39,400	3,485,324
Tyson Foods, Inc. Class A	440,200	8,438,634
		63,863,121
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	320,000	3,753,600
Energizer Holdings, Inc.	17,700	1,411,752
Procter & Gamble Co.	258,300	18,037,089
		23,202,441
Tobacco - 0.4%
Lorillard, Inc.	35,800	4,337,528
Philip Morris International, Inc.	273,156	24,551,261
		28,888,789
TOTAL CONSUMER STAPLES		319,057,515
ENERGY - 10.3%
Energy Equipment & Services - 0.9%
Halliburton Co.	259,500	8,654,325
McDermott International, Inc. (a)	869,053	9,151,128
Nabors Industries Ltd. (a)	530,500	7,798,350
National Oilwell Varco, Inc.	157,600	10,764,080
Parker Drilling Co. (a)	355,005	1,487,471
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies PLC (a)	34,000	$ 1,078,820
RPC, Inc.	45,800	529,448
Schlumberger Ltd.	423,100	30,302,422
		69,766,044
Oil, Gas & Consumable Fuels - 9.4%
Apache Corp.	458,653	35,357,560
Chevron Corp.	1,861,200	196,710,228
ConocoPhillips	1,173,700	66,830,478
CVR Energy, Inc. (a)	284,800	13,026,752
Devon Energy Corp.	608,300	31,430,861
Energen Corp.	27,700	1,233,481
Exxon Mobil Corp.	2,367,900	208,706,706
Hess Corp.	270,800	13,434,388
Marathon Oil Corp.	758,200	23,390,470
Marathon Petroleum Corp.	777,000	46,262,580
Murphy Oil Corp.	200,500	11,376,370
Occidental Petroleum Corp.	388,467	29,216,603
Phillips 66	285,100	14,930,687
Tesoro Corp.	36,700	1,551,676
Valero Energy Corp.	716,500	23,114,290
W&T Offshore, Inc.	419,310	6,947,967
		723,521,097
TOTAL ENERGY		793,287,141
FINANCIALS - 16.1%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	334,700	20,306,249
Bank of New York Mellon Corp.	892,400	21,364,056
BlackRock, Inc. Class A	113,329	22,330,346
Franklin Resources, Inc.	152,203	20,093,840
GFI Group, Inc.	216,900	605,151
Goldman Sachs Group, Inc.	361,800	42,616,422
Invesco Ltd.	122,600	3,063,774
Morgan Stanley	385,800	6,508,446
Northern Trust Corp.	66,000	3,169,320
State Street Corp.	452,900	20,126,876
TD Ameritrade Holding Corp.	149,800	2,426,760
		162,611,240
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.9%
BB&T Corp.	202,600	$ 5,707,242
BOK Financial Corp.	18,800	1,034,752
CIT Group, Inc. (a)	58,900	2,182,245
Comerica, Inc.	592,300	17,526,157
Commerce Bancshares, Inc.	28,035	1,003,092
Cullen/Frost Bankers, Inc.	16,900	922,909
East West Bancorp, Inc.	39,100	826,965
Fifth Third Bancorp	863,100	12,635,784
Huntington Bancshares, Inc.	1,639,200	10,081,080
International Bancshares Corp.	53,800	973,780
KeyCorp	1,037,100	8,379,768
PNC Financial Services Group, Inc.	614,000	34,469,960
SunTrust Banks, Inc.	144,500	3,923,175
U.S. Bancorp	1,663,000	53,648,380
Wells Fargo & Co.	4,447,266	146,804,251
Zions Bancorporation	50,700	1,017,549
		301,137,089
Consumer Finance - 1.2%
American Express Co.	768,200	42,942,380
Capital One Financial Corp.	199,400	11,485,440
Discover Financial Services	594,000	24,716,340
Nelnet, Inc. Class A	162,277	4,639,499
SLM Corp.	460,200	7,616,310
		91,399,969
Diversified Financial Services - 3.5%
Bank of America Corp.	2,108,700	20,791,782
Citigroup, Inc.	2,458,308	84,983,708
JPMorgan Chase & Co.	3,977,700	163,403,916
PHH Corp. (a)	132,900	2,911,839
The NASDAQ Stock Market, Inc.	53,700	1,301,151
		273,392,396
Insurance - 4.8%
ACE Ltd.	98,800	7,827,924
AFLAC, Inc.	306,600	16,246,734
Allstate Corp.	557,600	22,571,648
American Financial Group, Inc.	252,400	10,007,660
American International Group, Inc. (a)	449,000	14,875,370
Assurant, Inc.	304,600	10,420,366
Axis Capital Holdings Ltd.	35,100	1,262,547
Cincinnati Financial Corp.	44,800	1,815,296
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	93,000	$ 10,087,710
Genworth Financial, Inc. Class A (a)	254,600	1,514,870
Hanover Insurance Group, Inc.	130,400	4,766,120
Hartford Financial Services Group, Inc.	467,900	9,910,122
HCC Insurance Holdings, Inc.	472,700	17,433,176
Lincoln National Corp.	690,493	17,055,177
Loews Corp.	313,700	12,824,056
Markel Corp. (a)	5,800	2,778,200
MetLife, Inc.	179,543	5,959,032
Montpelier Re Holdings Ltd.	187,300	4,099,997
PartnerRe Ltd.	86,829	7,196,388
Principal Financial Group, Inc.	93,700	2,543,955
ProAssurance Corp.	94,400	8,560,192
Prudential Financial, Inc.	932,200	48,586,264
Reinsurance Group of America, Inc.	29,800	1,525,760
RenaissanceRe Holdings Ltd.	40,700	3,368,332
The Chubb Corp.	952,200	73,309,878
The Travelers Companies, Inc.	619,900	43,901,318
Torchmark Corp.	84,100	4,372,359
Tower Group, Inc.	176,400	2,981,160
Validus Holdings Ltd.	28,600	1,014,156
W.R. Berkley Corp.	60,800	2,416,800
		371,232,567
Real Estate Investment Trusts - 0.6%
Digital Realty Trust, Inc.	192,581	12,429,178
Simon Property Group, Inc.	142,947	21,746,527
Weyerhaeuser Co.	332,700	9,169,212
		43,344,917
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	120,900	1,572,909
People's United Financial, Inc.	96,700	1,178,773
		2,751,682
TOTAL FINANCIALS		1,245,869,860
Common Stocks - continued
	Shares	Value
HEALTH CARE - 9.7%
Biotechnology - 0.9%
Amgen, Inc.	656,700	$ 58,314,960
United Therapeutics Corp. (a)	206,100	10,830,555
		69,145,515
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	411,600	27,276,732
Becton, Dickinson & Co.	64,600	4,952,882
Boston Scientific Corp. (a)	420,100	2,327,354
C.R. Bard, Inc.	20,800	2,059,408
CareFusion Corp. (a)	60,300	1,683,576
Covidien PLC	653,965	38,001,906
Medtronic, Inc.	484,800	20,414,928
St. Jude Medical, Inc.	88,600	3,037,208
Stryker Corp.	104,700	5,670,552
Zimmer Holdings, Inc.	360,700	23,795,379
		129,219,925
Health Care Providers & Services - 2.2%
Aetna, Inc.	579,100	25,011,329
AmerisourceBergen Corp.	69,300	2,925,846
Cardinal Health, Inc.	93,800	3,794,210
Community Health Systems, Inc. (a)	334,361	9,850,275
HCA Holdings, Inc.	118,300	3,756,025
Humana, Inc.	100,200	6,554,082
Laboratory Corp. of America Holdings (a)	40,700	3,442,813
LifePoint Hospitals, Inc. (a)	144,200	5,188,316
McKesson Corp.	145,900	13,783,173
Omnicare, Inc.	30,400	1,101,696
Quest Diagnostics, Inc.	44,200	2,553,876
UnitedHealth Group, Inc.	1,377,904	74,944,199
Universal Health Services, Inc. Class B	24,700	1,113,229
WellPoint, Inc.	278,400	15,562,560
		169,581,629
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	95,500	3,656,695
Thermo Fisher Scientific, Inc.	100,700	6,399,485
		10,056,180
Pharmaceuticals - 4.8%
Abbott Laboratories	698,000	45,370,000
Eli Lilly & Co.	319,600	15,673,184
Endo Pharmaceuticals Holdings, Inc. (a)	131,000	3,754,460
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	159,300	$ 5,648,778
Johnson & Johnson	377,500	26,323,075
Merck & Co., Inc.	2,781,200	123,207,160
Mylan, Inc. (a)	112,200	3,049,596
Pfizer, Inc.	5,493,400	137,444,868
Teva Pharmaceutical Industries Ltd. sponsored ADR	256,300	10,341,705
Warner Chilcott PLC	69,000	804,540
		371,617,366
TOTAL HEALTH CARE		749,620,615
INDUSTRIALS - 7.6%
Aerospace & Defense - 2.2%
Engility Holdings, Inc. (a)	35,083	644,124
Exelis, Inc.	190,900	2,157,170
General Dynamics Corp.	503,300	33,469,450
Honeywell International, Inc.	214,000	13,124,620
L-3 Communications Holdings, Inc.	399,000	30,663,150
Lockheed Martin Corp.	189,600	17,689,680
Northrop Grumman Corp.	342,900	22,871,430
Raytheon Co.	356,500	20,366,845
Rockwell Collins, Inc.	39,200	2,241,456
United Technologies Corp.	336,200	26,932,982
		170,160,907
Air Freight & Logistics - 0.3%
FedEx Corp.	86,500	7,744,345
United Parcel Service, Inc. Class B	204,400	14,943,684
		22,688,029
Airlines - 0.1%
Alaska Air Group, Inc. (a)	17,800	760,950
Delta Air Lines, Inc. (a)	215,300	2,153,000
SkyWest, Inc.	168,498	1,952,892
Southwest Airlines Co.	203,700	1,941,261
United Continental Holdings, Inc. (a)	91,100	1,842,042
		8,650,145
Building Products - 0.0%
Owens Corning (a)	34,000	1,175,720
Commercial Services & Supplies - 0.3%
Deluxe Corp.	191,700	5,520,960
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	355,900	$ 3,345,460
Republic Services, Inc.	100,600	2,864,082
The Brink's Co.	157,000	4,311,220
Tyco International Ltd.	127,200	3,608,664
		19,650,386
Construction & Engineering - 0.2%
KBR, Inc.	178,800	4,970,640
Tutor Perini Corp. (a)	185,700	2,388,102
URS Corp.	188,000	7,083,840
		14,442,582
Electrical Equipment - 0.4%
Emerson Electric Co.	639,400	32,117,062
Rockwell Automation, Inc.	37,300	2,955,652
		35,072,714
Industrial Conglomerates - 1.8%
3M Co.	193,700	17,617,015
General Electric Co.	4,985,100	105,335,163
Siemens AG sponsored ADR	125,376	12,976,416
		135,928,594
Machinery - 1.9%
AGCO Corp. (a)	212,800	9,820,720
Caterpillar, Inc.	189,400	16,144,456
Cummins, Inc.	53,400	5,241,744
Deere & Co.	341,100	28,669,455
Dover Corp.	50,100	3,185,859
Illinois Tool Works, Inc.	128,500	7,911,745
Ingersoll-Rand PLC	78,000	3,804,840
Lincoln Electric Holdings, Inc.	23,000	1,092,730
PACCAR, Inc.	97,400	4,279,756
Parker Hannifin Corp.	396,400	32,564,260
Snap-On, Inc.	15,900	1,263,096
Stanley Black & Decker, Inc.	229,500	16,503,345
Timken Co.	271,300	12,222,065
WABCO Holdings, Inc. (a)	17,600	1,092,080
		143,796,151
Professional Services - 0.0%
Dun & Bradstreet Corp.	13,200	1,045,176
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.3%
CSX Corp.	285,100	$ 5,633,576
Norfolk Southern Corp.	343,600	20,746,568
		26,380,144
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	404,800	4,602,576
Finning International, Inc.	166,095	3,805,630
		8,408,206
TOTAL INDUSTRIALS		587,398,754
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.6%
Arris Group, Inc. (a)	362,000	5,057,140
Cisco Systems, Inc.	4,537,300	85,800,343
Harris Corp.	300,200	14,148,426
QUALCOMM, Inc.	268,000	17,050,160
		122,056,069
Computers & Peripherals - 0.8%
Apple, Inc.	45,700	26,747,296
Dell, Inc.	563,500	5,432,140
Hewlett-Packard Co.	553,700	7,192,563
Seagate Technology	502,900	12,622,790
Western Digital Corp.	205,800	6,881,952
		58,876,741
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	26,800	998,568
Avnet, Inc. (a)	76,400	2,237,756
Corning, Inc.	1,085,831	13,279,713
Molex, Inc.	43,500	1,147,530
TE Connectivity Ltd.	483,300	17,007,327
Tech Data Corp. (a)	119,000	5,256,230
Vishay Intertechnology, Inc. (a)	255,200	2,475,440
		42,402,564
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	326,300	6,124,651
IT Services - 1.4%
Amdocs Ltd.	248,618	8,318,758
CSG Systems International, Inc. (a)	185,800	3,452,164
Fidelity National Information Services, Inc.	82,500	2,978,250
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	329,500	$ 62,628,065
Visa, Inc. Class A	226,100	33,849,431
		111,226,668
Office Electronics - 0.1%
Xerox Corp.	1,044,700	7,114,407
Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc.	360,900	3,872,457
Avago Technologies Ltd.	67,400	2,365,740
Cree, Inc. (a)	32,000	1,033,920
GT Advanced Technologies, Inc. (a)	505,500	1,703,535
Intel Corp.	1,557,300	30,476,361
KLA-Tencor Corp.	46,400	2,109,808
Texas Instruments, Inc.	318,700	9,392,089
		50,953,910
Software - 2.8%
CA Technologies, Inc.	269,600	5,974,336
Microsoft Corp.	3,578,036	95,247,318
Oracle Corp.	2,571,601	82,548,392
Symantec Corp. (a)	1,587,000	29,772,120
		213,542,166
TOTAL INFORMATION TECHNOLOGY		612,297,176
MATERIALS - 2.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	56,800	4,710,992
Albemarle Corp.	24,500	1,464,855
Ashland, Inc.	127,900	9,070,668
Cabot Corp.	239,100	9,021,243
CF Industries Holdings, Inc.	56,500	12,092,695
E.I. du Pont de Nemours & Co.	255,000	11,000,700
Eastman Chemical Co.	206,200	12,547,270
Ecolab, Inc.	129,700	9,348,776
Huntsman Corp.	689,400	11,333,736
Kronos Worldwide, Inc.	238,300	3,839,013
NewMarket Corp.	3,700	981,795
Potash Corp. of Saskatchewan, Inc.	336,800	13,029,873
PPG Industries, Inc.	42,900	5,331,183
Stepan Co.	70,700	7,066,465
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Syngenta AG (Switzerland)	35,900	$ 14,372,830
The Mosaic Co.	84,700	4,578,882
		129,790,976
Containers & Packaging - 0.2%
Ball Corp.	99,300	4,437,717
Bemis Co., Inc.	27,700	930,720
Crown Holdings, Inc. (a)	51,400	1,919,790
Rock-Tenn Co. Class A	86,200	5,606,448
Sonoco Products Co.	32,200	968,254
		13,862,929
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	307,916	8,061,241
Freeport-McMoRan Copper & Gold, Inc.	676,800	26,401,968
Newmont Mining Corp.	153,500	7,228,315
Nucor Corp.	41,400	1,704,852
Reliance Steel & Aluminum Co.	24,900	1,404,360
Steel Dynamics, Inc.	558,500	7,215,820
		52,016,556
Paper & Forest Products - 0.1%
International Paper Co.	120,500	4,475,370
Schweitzer-Mauduit International, Inc.	199,000	7,456,530
		11,931,900
TOTAL MATERIALS		207,602,361
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	2,674,900	91,294,337
Wireless Telecommunication Services - 0.5%
China Mobile Ltd. sponsored ADR	277,800	15,812,376
MetroPCS Communications, Inc. (a)	97,500	1,038,375
Vodafone Group PLC	7,339,400	18,932,977
		35,783,728
TOTAL TELECOMMUNICATION SERVICES		127,078,065
UTILITIES - 2.7%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	657,800	28,055,170
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Edison International	150,700	$ 6,853,836
Entergy Corp.	245,400	15,592,716
FirstEnergy Corp.	115,200	4,891,392
NextEra Energy, Inc.	604,100	41,507,711
NV Energy, Inc.	117,200	2,148,276
OGE Energy Corp.	15,600	891,228
Pepco Holdings, Inc.	58,400	1,152,816
Pinnacle West Capital Corp.	29,400	1,512,924
Portland General Electric Co.	221,500	5,987,145
PPL Corp.	147,300	4,323,255
Xcel Energy, Inc.	123,500	3,340,675
		116,257,144
Gas Utilities - 0.1%
Atmos Energy Corp.	185,600	6,497,856
Multi-Utilities - 1.1%
Alliant Energy Corp.	33,400	1,496,988
Ameren Corp.	66,800	2,001,996
CMS Energy Corp.	353,700	8,640,891
Consolidated Edison, Inc.	80,700	4,502,253
DTE Energy Co.	54,100	3,277,378
Integrys Energy Group, Inc.	24,900	1,323,933
MDU Resources Group, Inc.	52,000	1,077,440
Public Service Enterprise Group, Inc.	586,300	17,641,767
Sempra Energy	308,931	21,137,059
TECO Energy, Inc.	71,700	1,205,277
Wisconsin Energy Corp.	662,015	24,845,423
		87,150,405
Water Utilities - 0.0%
American Water Works Co., Inc.	47,100	1,797,807
TOTAL UTILITIES		211,703,212
TOTAL COMMON STOCKS (Cost $4,581,766,022)		5,355,106,478
Equity Funds - 26.2%
	Shares	Value
Large Value Funds - 17.6%
American Beacon Large Cap Value Fund Institutional Class	18,726,366	$ 403,178,652
ASTON/River Road Dividend All Cap Value Fund Class N	13,866,684	159,882,861
BlackRock Equity Dividend Fund Investor A Class	11,468,231	227,759,069
Invesco Diversified Dividend Fund - Class A	29,023,182	394,715,275
John Hancock Classic Value Fund Class I	2,247,674	38,547,605
JPMorgan Value Advantage Fund Select Class	6,213,830	131,919,605
TOTAL LARGE VALUE FUNDS		1,356,003,067
Mid-Cap Blend Funds - 3.6%
Fidelity Low-Priced Stock Fund (c)	7,150,801	280,883,454
Mid-Cap Value Funds - 5.0%
T. Rowe Price Mid Cap Value Fund	15,297,662	383,665,373
TOTAL EQUITY FUNDS (Cost $1,787,434,535)		2,020,551,894
Money Market Funds - 4.2%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $323,908,642)	323,908,642	323,908,642
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,693,109,199)		7,699,567,014
NET OTHER ASSETS (LIABILITIES) - 0.3%		20,924,298
NET ASSETS - 100%		$ 7,720,491,312
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,531 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 249,712,320	$ (2,280,324)
The face value of futures purchased as a percentage of net assets is 3.2%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low-Priced Stock Fund	$ 276,851,599	$ 13,711,743	$ 26,000,000	$ 1,629,858	$ 280,883,454
Total	$ 276,851,599	$ 13,711,743	$ 26,000,000	$ 1,629,858	$ 280,883,454
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 501,191,779	$ 501,191,779	$ -	$ -
Consumer Staples	319,057,515	319,057,515	-	-
Energy	793,287,141	793,287,141	-	-
Financials	1,245,869,860	1,245,869,860	-	-
Health Care	749,620,615	749,620,615	-	-
Industrials	587,398,754	587,398,754	-	-
Information Technology	612,297,176	612,297,176	-	-
Materials	207,602,361	193,229,531	14,372,830	-
Telecommunication Services	127,078,065	108,145,088	18,932,977	-
Utilities	211,703,212	211,703,212	-	-
Equity Funds	2,020,551,894	2,020,551,894	-	-
Money Market Funds	323,908,642	323,908,642	-	-
Total Investments in Securities:	$ 7,699,567,014	$ 7,666,261,207	$ 33,305,807	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,280,324)	$ (2,280,324)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (2,280,324)
Total Value of Derivatives	$ -	$ (2,280,324)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,432,200,657)	$ 7,418,683,560
Affiliated issuers (cost $260,908,542)	280,883,454
Total Investments (cost $6,693,109,199)		$ 7,699,567,014
Segregated cash with broker for futures contracts		12,656,000
Receivable for investments sold		62,651,593
Receivable for fund shares sold		5,157,399
Dividends receivable		20,035,143
Prepaid expenses		22,394
Other receivables		1,120
Total assets		7,800,090,663

Liabilities
Payable for investments purchased	$ 74,834,330
Payable for fund shares redeemed	2,394,846
Accrued management fee	1,115,887
Payable for daily variation margin on futures contracts	240,108
Other affiliated payables	950,684
Other payables and accrued expenses	63,496
Total liabilities		79,599,351

Net Assets		$ 7,720,491,312
Net Assets consist of:
Paid in capital		$ 6,530,036,083
Undistributed net investment income		63,512,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		122,766,867
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,004,175,841
Net Assets, for 524,761,749 shares outstanding		$ 7,720,491,312
Net Asset Value, offering price and redemption price per share ($7,720,491,312 ÷ 524,761,749 shares)		$ 14.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 74,914,663
Affiliated issuers		1,629,858
Interest		671
Total income		76,545,192

Expenses
Management fee	$ 15,988,358
Transfer agent fees	5,050,986
Accounting fees and expenses	591,678
Custodian fees and expenses	33,832
Independent trustees' compensation	44,960
Registration fees	109,367
Audit	31,055
Legal	28,595
Miscellaneous	42,345
Total expenses before reductions	21,921,176
Expense reductions	(9,370,035)	12,551,141
Net investment income (loss)		63,994,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	94,722,768
Affiliated issuers	(2,162,539)
Foreign currency transactions	(2,676)
Futures contracts	20,744,769
Realized gain distributions from underlying funds:
Affiliated issuers	12,081,885
Total net realized gain (loss)		125,384,207
Change in net unrealized appreciation (depreciation) on: Investment securities	510,938,178
Assets and liabilities in foreign currencies	4,104
Futures contracts	6,262,132
Total change in net unrealized appreciation (depreciation)		517,204,414
Net gain (loss)		642,588,621
Net increase (decrease) in net assets resulting from operations		$ 706,582,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,994,051	$ 122,199,754
Net realized gain (loss)	125,384,207	78,486,804
Change in net unrealized appreciation (depreciation)	517,204,414	(542,549,860)
Net increase (decrease) in net assets resulting from operations	706,582,672	(341,863,302)
Distributions to shareholders from net investment income	(41,866,001)	(106,717,887)
Distributions to shareholders from net realized gain	(57,888,789)	(114,000,254)
Total distributions	(99,754,790)	(220,718,141)
Share transactions Proceeds from sales of shares	799,764,513	1,787,892,686
Reinvestment of distributions	99,487,460	220,142,892
Cost of shares redeemed	(749,850,400)	(1,824,580,357)
Net increase (decrease) in net assets resulting from share transactions	149,401,573	183,455,221
Total increase (decrease) in net assets	756,229,455	(379,126,222)

Net Assets
Beginning of period	6,964,261,857	7,343,388,079
End of period (including undistributed net investment income of $63,512,521 and undistributed net investment income of $41,384,472, respectively)	$ 7,720,491,312	$ 6,964,261,857
Other Information Shares
Sold	55,541,784	132,788,206
Issued in reinvestment of distributions	7,172,852	16,017,560
Redeemed	(52,223,177)	(138,869,670)
Net increase (decrease)	10,491,459	9,936,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2012	Years ended May 31,
	(Unaudited)	2012	2011	2010	2009 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 14.56	$ 12.10	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.24	.20	.16	.09
Net realized and unrealized gain (loss)	1.24	(.82)	2.47	1.64	.36
Total from investment operations	1.36	(.58)	2.67	1.80	.45
Distributions from net investment income	(.08)	(.21)	(.16)	(.15)	-
Distributions from net realized gain	(.11)	(.22)	(.05)	-	-
Total distributions	(.19)	(.44) H	(.21)	(.15)	-
Net asset value, end of period	$ 14.71	$ 13.54	$ 14.56	$ 12.10	$ 10.45
Total Return B,C	10.15%	(4.04)%	22.29%	17.40%	4.50%
Ratios to Average Net Assets F
Expenses before reductions	.58% A	.60%	.61%	.93%	1.08% A
Expenses net of fee waivers, if any	.33% A	.35%	.35%	.75%	.90% A
Expenses net of all reductions	.33% A	.35%	.35%	.75%	.90% A
Net investment income (loss)	1.71% A	1.81%	1.48%	1.35%	2.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,720,491	$ 6,964,262	$ 7,343,388	$ 3,107,669	$ 436,993
Portfolio turnover rate G	29% A	32%	49%	39%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 30, 2008 (commencement of operations) to May 31, 2009.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.223 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Value Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,159,004,627
Gross unrealized depreciation	(162,834,522)
Net unrealized appreciation (depreciation) on securities and other investments	$ 996,170,105

Tax cost	$ 6,703,396,909

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash in the Statement of Assets and Liabilities.

During the period, the Fund recognized net realized gain (loss) of $20,744,769 and a change in net unrealized appreciation (depreciation) of $6,262,132 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,298,474,170 and $1,026,005,806, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average net assets. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc. and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

In December 2012, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle) as an additional sub-adviser of the Fund. Subsequent to period end, Aristotle was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,742 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2015. During the period, this waiver reduced the Fund's management fee by $ 9,370,008.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $27.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Brandywine Global Investment Management, LLC (Brandywine), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Brandywine, Cohen & Steers, LSV, and Pyramis (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and in the third quartile for the three-year period and that the fund had out-performed 52% and under-performed 68% of its peers for the one- and three-year periods, respectively, ended December 31, 2011. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that Strategic Advisers' contractual commitment to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90% had not been renewed and expired on May 31, 2012. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2015 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.70%.

Semiannual Report

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Value Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the year ended February 29, 2012.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the year ended February 29, 2012.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2015.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

LSV Asset Management

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SUF-USAN-0113
1.922641.102

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.13%	$ 1,000.00	$ 1,009.60	$ .65
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.42	$ .66

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Short-Term Fund	16.1	14.2
Fidelity Short-Term Bond Fund	12.5	13.3
T.Rowe Price Short-Term Bond Fund Advisor Class	10.3	3.4
Metropolitan West Low Duration Bond Fund	6.5	5.3
Fidelity Conservative Income Bond Fund Institutional Class	5.8	7.2
JPMorgan Short Duration Bond Fund - Select Class Shares	5.8	6.6
Janus Short-Term Bond Fund - Class T	4.1	3.7
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	3.9	5.0
Delaware Limited-Term Diversified Income Fund - Class A	3.3	3.3
Freddie Mac	1.4	2.0
	69.7
Asset Allocation (% of fund's net assets)
As of November 30, 2012	As of May 31, 2012
Corporate Bonds 11.8%	Corporate Bonds 14.7%
U.S. Government and U.S. Government Agency Obligations 2.9%	U.S. Government and U.S. Government Agency Obligations 5.2%
Asset-Backed Securities 5.8%	Asset-Backed Securities 4.0%
CMOs and Other Mortgage Related Securities 0.4%	CMOs and Other Mortgage Related Securities 0.7%
Other Investments 0.3%	Municipal Securities 0.2%
Short-Term Funds 68.9%	Short-Term Funds 62.9%
Short-Term Investments and Net Other Assets (Liabilities) 9.9%	Short-Term Investments and Net Other Assets (Liabilities) 12.3%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
Johnson Controls, Inc. 0.7228% 2/4/14 (d)	$ 2,700,000	$ 2,709,121
Automobiles - 0.6%
Daimler Finance North America LLC:
0.9723% 3/28/14 (c)(d)	5,500,000	5,510,626
1.1303% 4/10/14 (c)(d)	3,000,000	3,009,666
1.5988% 9/13/13 (c)(d)	2,000,000	2,012,326
Volkswagen International Finance NV:
0.9115% 11/20/14 (c)(d)	10,000,000	9,996,120
0.9703% 4/1/14 (c)(d)	7,975,000	8,002,275
		28,531,013
TOTAL CONSUMER DISCRETIONARY		31,240,134
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13	2,000,000	2,012,362
Food & Staples Retailing - 0.2%
Walgreen Co. 0.8988% 3/13/14 (d)	9,339,000	9,367,577
Food Products - 0.1%
General Mills, Inc. 0.66% 5/16/14 (d)	4,400,000	4,415,836
Kraft Foods, Inc. 2.625% 5/8/13	2,000,000	2,015,190
		6,431,026
TOTAL CONSUMER STAPLES		17,810,965
FINANCIALS - 9.4%
Capital Markets - 1.5%
Goldman Sachs Group, Inc.:
0.9623% 9/29/14 (d)	10,000,000	9,937,210
1.3118% 2/7/14 (d)	5,000,000	5,012,325
HSBC Bank PLC 1.1303% 1/17/14 (c)(d)	7,000,000	7,052,668
JPMorgan Chase & Co.:
0.9848% 10/15/15 (d)	10,035,000	10,037,940
1.1158% 1/24/14 (d)	20,000,000	20,131,900
State Street Corp. 0.7599% 3/7/14 (d)	4,535,000	4,552,605
The Bank of New York Mellon Corp.:
0.5453% 10/23/15 (d)	5,000,000	4,995,710
0.5833% 7/28/14 (d)	4,260,000	4,268,707
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
1.3133% 1/28/14 (d)	$ 4,525,000	$ 4,546,209
2.25% 8/12/13	3,310,000	3,347,151
		73,882,425
Commercial Banks - 4.0%
ANZ Banking Group Ltd. 1.0903% 1/10/14 (c)(d)	2,528,000	2,542,005
Bank of Montreal 0.8778% 9/11/15 (d)	13,000,000	13,067,925
Bank of Nova Scotia 1.3828% 1/12/15 (d)	6,000,000	6,088,056
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.9715% 2/24/14 (c)(d)	2,300,000	2,308,931
2.6% 1/22/13 (c)	3,000,000	3,007,014
Barclays Bank PLC:
1.3803% 1/13/14 (d)	11,000,000	11,061,061
2.5% 1/23/13	3,218,000	3,227,422
BB&T Corp. 1.0133% 4/28/14 (d)	2,000,000	2,013,246
BNP Paribas 2.125% 12/21/12	6,526,000	6,530,679
Commonwealth Bank of Australia:
1.1188% 3/17/14 (c)(d)	10,506,000	10,573,659
1.1853% 9/18/15 (c)(d)	4,000,000	4,025,420
Credit Suisse New York Branch:
1.3003% 1/14/14 (d)	7,455,000	7,502,309
5% 5/15/13	6,000,000	6,120,816
Fifth Third Bancorp 6.25% 5/1/13	1,615,000	1,651,512
Fifth Third Bank 0.421% 5/17/13 (d)	9,030,000	9,027,065
ING Bank NV 1.6448% 10/18/13 (c)(d)	5,000,000	5,038,560
KeyBank NA 5.8% 7/1/14	6,109,000	6,560,247
KeyCorp. 6.5% 5/14/13	4,500,000	4,621,037
National Australia Bank Ltd.:
1.0668% 4/11/14 (c)(d)	6,726,000	6,770,163
5.35% 6/12/13 (c)	483,000	494,955
PNC Funding Corp. 0.5128% 1/31/14 (d)	9,000,000	9,001,980
Rabobank (Netherlands) NV:
0.6903% 4/14/14 (d)	1,624,000	1,622,876
1.85% 1/10/14	1,740,000	1,764,130
Royal Bank of Canada:
0.6303% 4/17/14 (d)	8,000,000	8,012,408
1.0133% 10/30/14 (d)	4,000,000	4,038,624
Societe Generale 2.2% 9/14/13 (c)	3,304,000	3,320,266
Sumitomo Mitsui Banking Corp. 1.2688% 7/22/14 (c)(d)	9,400,000	9,475,350
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc. 0% 4/1/15 (d)	$ 5,400,000	$ 5,277,064
The Toronto Dominion Bank 0.7628% 11/1/13 (d)	3,780,000	3,793,359
U.S. Bank NA 0.6203% 10/14/14 (d)	8,700,000	8,707,169
Union Bank NA 1.3619% 6/6/14 (d)	3,200,000	3,222,922
Wachovia Bank NA 0.6928% 11/3/14 (d)	9,951,000	9,902,877
Wells Fargo & Co. 4.375% 1/31/13	8,045,000	8,094,018
Westpac Banking Corp.:
1.0923% 3/31/14 (c)(d)	3,400,000	3,422,766
1.1293% 9/25/15 (d)	8,000,000	8,042,336
		199,930,227
Consumer Finance - 1.8%
American Express Credit Corp.:
0.76% 11/13/15 (d)	4,000,000	3,997,676
1.223% 6/24/14 (d)	3,125,000	3,154,841
1.5043% 6/12/15 (d)	7,530,000	7,667,423
5.875% 5/2/13	3,169,000	3,238,708
American Honda Finance Corp. 0.7618% 5/8/14 (c)(d)	4,000,000	4,018,152
Capital One Financial Corp.:
0.9528% 11/6/15 (d)	8,000,000	8,023,040
1.4903% 7/15/14 (d)	13,625,000	13,778,758
Caterpillar Financial Services Corp. 0.66% 2/9/15 (d)	5,000,000	5,023,520
General Electric Capital Corp.:
1.0158% 4/24/14 (d)	11,000,000	11,076,934
1.2013% 1/7/14 (d)	12,000,000	12,096,312
HSBC Finance Corp. 0.5903% 1/15/14 (d)	8,500,000	8,469,876
Toyota Motor Credit Corp.:
0.4815% 11/21/14 (d)	8,000,000	7,996,880
0.7303% 1/17/14 (d)	2,000,000	2,007,974
		90,550,094
Diversified Financial Services - 1.4%
Bank of America Corp.:
1.8968% 7/11/14 (d)	3,310,000	3,348,052
4.9% 5/1/13	10,000,000	10,167,280
BP Capital Markets PLC:
1.0078% 3/11/14 (d)	4,000,000	4,026,880
1.0369% 12/6/13 (d)	763,000	767,011
Citigroup, Inc.:
1.7903% 1/13/14 (d)	2,000,000	2,021,974
2.31% 8/13/13 (d)	8,000,000	8,087,576
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.5% 4/11/13	$ 9,000,000	$ 9,151,218
Deutsche Bank AG London Branch 2.375% 1/11/13	5,965,000	5,977,258
MassMutual Global Funding II:
0.5719% 12/6/13 (c)(d)	4,559,000	4,565,387
0.7203% 1/14/14 (c)(d)	3,000,000	3,008,523
0.8635% 9/27/13 (c)(d)	1,110,000	1,114,715
MetLife Institutional Funding II 1.254% 4/4/14 (c)(d)	15,706,000	15,850,291
		68,086,165
Insurance - 0.7%
Monumental Global Funding III 0.5403% 1/15/14 (c)(d)	5,000,000	4,995,940
New York Life Global Funding:
0.614% 4/4/14 (c)(d)	4,000,000	4,008,464
4.65% 5/9/13 (c)	5,000,000	5,092,400
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,790,000	1,820,258
Principal Life Global Funding II 0.9763% 7/9/14 (c)(d)	3,500,000	3,499,164
Principal Life Income Funding Trusts 0.4918% 11/8/13 (d)	4,000,000	4,002,960
Prudential Financial, Inc. 2.75% 1/14/13	8,000,000	8,018,464
		31,437,650
Real Estate Management & Development - 0.0%
ERP Operating LP 5.2% 4/1/13	1,000,000	1,013,789
TOTAL FINANCIALS		464,900,350
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AbbVie, Inc. 1.0718% 11/6/15 (c)(d)	7,000,000	7,046,382
Teva Pharmaceutical Finance Co. BV 1.2118% 11/8/13 (d)	350,000	352,896
Teva Pharmaceutical Finance III BV 0.8758% 3/21/14 (d)	6,000,000	6,032,520
		13,431,798
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 0.5915% 5/24/13 (d)	5,400,000	5,373,535
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp. 1.13% 5/16/14 (d)	$ 6,666,000	$ 6,652,915
TOTAL INFORMATION TECHNOLOGY		12,026,450
MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (USA) Ltd. 0.581% 2/18/14 (d)	7,000,000	7,007,945
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T Broadband Corp. 8.375% 3/15/13	2,000,000	2,043,638
British Telecommunications PLC 1.5038% 12/20/13 (d)	4,905,000	4,938,168
Verizon Communications, Inc. 0.9723% 3/28/14 (d)	7,000,000	7,043,988
		14,025,794
UTILITIES - 0.5%
Electric Utilities - 0.2%
Appalachian Power Co. 0.685% 8/16/13 (d)	5,644,000	5,652,539
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,600,000	2,721,768
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,175,000	1,186,629
Northeast Utilities 1.1288% 9/20/13 (d)	1,871,000	1,880,899
		11,441,835
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.5% 4/15/13	2,000,000	2,014,610
Multi-Utilities - 0.3%
Dominion Resources, Inc. 5% 3/15/13	4,250,000	4,305,123
DTE Energy Co. 1.1183% 6/3/13 (d)	2,079,000	2,083,836
Sempra Energy 1.1488% 3/15/14 (d)	6,380,000	6,411,288
		12,800,247
TOTAL UTILITIES		26,256,692
TOTAL NONCONVERTIBLE BONDS (Cost $583,976,095)		586,700,128
U.S. Government Agency Obligations - 0.2%

Fannie Mae 0.875% 8/28/14 (Cost $10,869,016)	10,757,000	10,866,184
Asset-Backed Securities - 5.8%
	Principal Amount	Value
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	$ 1,714,917	$ 1,719,203
Series 2010-1 Class A4, 2.3% 12/15/14	1,000,000	1,010,585
Series 2012-2 Class A2, 0.56% 10/15/14	570,126	570,579
Series 2012-3 Class A2, 0.7% 1/15/15	3,000,000	3,006,207
Series 2012-4 Class A2, 0.48% 5/15/15	5,000,000	5,004,697
Series 2012-SN1:
Class A2, 0.51% 12/22/14	5,000,000	5,001,195
Class A3, 0.57% 8/20/15	3,000,000	3,001,513
Ally Master Owner Trust:
Series 2011-1 Class A1, 1.078% 1/15/16 (d)	6,524,000	6,570,046
Series 2012-1 Class A1, 1.008% 2/15/17 (d)	2,000,000	2,017,850
Series 2012-2 Class A, 0.708% 3/15/16 (d)	5,000,000	5,002,015
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	388,927	389,773
Series 2011-4 Class A/S, 0.92% 3/9/15	272,730	273,094
Series 2012-1 Class A2, 0.91% 10/8/15	4,046,735	4,055,748
Series 2012-2 Class A2, 0.76% 10/8/15	7,160,000	7,173,589
Americredit Auto Receivables Trust:
Series 2012-4 Class A2, 0.49% 4/8/16	3,000,000	3,000,912
Series 2012-5 Class A2, 0.51% 1/8/16	9,000,000	8,999,881
Bank of America Auto Trust Series 2012-1 Class A2, 0.59% 11/17/14	6,002,512	6,007,208
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.608% 9/15/17 (c)(d)	9,740,000	9,726,058
BMW Vehicle Lease Trust:
Series 2011-1 Class A3, 1.06% 2/20/14	335,204	336,199
Series 2012-1 Class A2, 0.59% 6/20/14	2,250,000	2,251,847
Capital Auto Receivables Asset Trust:
Series 2008-2 Class B, 6.46% 12/15/14 (c)	6,213,914	6,279,414
Series 2008-A Class B, 6.89% 1/15/15 (c)	720,286	727,132
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8, 0.6888% 10/15/15 (d)	5,000,000	5,000,470
Carmax Auto Owner Trust 2012-3 Series 2012-3 Class A2, 0.43% 9/15/15	5,000,000	4,999,873
Chase Issuance Trust:
Series 2012-A Class A1, 0.308% 5/16/16 (d)	5,000,000	5,001,750
Series 2012-A6 Class A, 0.338% 8/15/17 (d)	10,000,000	10,005,800
Series 2012-A9 Class A9, 0.36% 10/16/17 (d)	10,000,000	10,000,100
CIT Equipment Collateral Series 2012-VT1 Class A2, 0.85% 5/20/14 (c)	8,750,000	8,764,179
CNH Equipment Trust Series 2012-D Class A2, 0.51% 4/15/16	11,000,000	10,999,926
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust:
Series 2012-A2 Class A2, 0.364% 10/17/16 (d)	$ 11,600,000	$ 11,614,674
Series 2012-A5 Class A5, 0.414% 1/16/18 (d)	10,000,000	10,001,841
Ford Credit Auto Lease Trust:
Series 2012-A Class A2, 0.63% 4/15/14	7,353,402	7,359,071
Series 2012-B Class A2, 0.54% 11/15/14	460,000	460,256
Ford Credit Auto Owner Trust:
Series 2009-D Class A4, 2.98% 8/15/14	520,821	525,114
Series 2012-A Class A2, 0.62% 9/15/14	303,951	304,136
Series 2012-B Class A2, 0.57% 1/15/15	2,384,967	2,386,230
Ford Credit Auto Owner Trust 2012-D Series 2012-D Class A2, 0.4% 9/15/15	9,000,000	8,997,643
Ford Credit Floorplan Master Owner Trust:
Series 2012-1 Class A, 0.684% 1/15/16 (d)	15,538,000	15,594,636
Series 2012-4 Class A1, 0.74% 9/15/16	4,830,000	4,832,464
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	1,990,000	2,011,502
Series 2012-4 Class A, 0.508% 6/15/18 (d)	17,275,000	17,332,225
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	970,000	971,910
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	670,000	671,022
Series 2012-2 Class A2, 0.47% 4/24/15	1,500,000	1,499,455
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A4, 3.3% 9/15/15	42,486	42,614
Series 2012-1 Class A2, 0.57% 8/15/14	967,129	968,138
Huntington Auto Trust Series 2012-1 Class A2, 0.54% 11/17/14	6,610,412	6,614,822
Hyundai Auto Receivables Trust:
Series 2011-A Class A3, 1.16% 4/15/15	3,395,240	3,409,212
Series 2012-B Class A2, 0.54% 1/15/15	3,500,000	3,503,816
John Deere Owner Trust:
Series 2012-A Class A2, 0.59% 6/16/14	6,606,973	6,611,424
Series 2012-B Class A2, 0.43% 2/17/15	8,000,000	8,004,064
Nissan Auto Lease Trust Series 2010-B Class A3, 1.12% 12/15/13	178,741	178,927
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.678% 5/15/17 (d)	6,500,000	6,516,226
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2, 0.44% 2/23/15 (c)	4,000,000	3,999,928
Santander Drive Auto Receivables Trust:
Series 2012-2 Class A2, 0.91% 5/15/15	4,213,503	4,224,917
Series 2012-3 Class A2, 0.83% 4/15/15	1,943,247	1,947,416
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.38% 2/27/17 (d)	$ 5,469,423	$ 5,469,423
Series 2012-7 Class A2, 0.489% 9/25/19 (d)	4,485,000	4,482,096
Volkswagen Auto Loan Enhanced Trust:
Series 2011-1 Class A3, 1.22% 6/22/15	1,021,783	1,027,089
Series 2012-1 Series A2, 0.61% 10/20/14	1,580,471	1,582,061
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	3,500,000	3,506,054
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	3,170,000	3,172,487
TOTAL ASSET-BACKED SECURITIES (Cost $286,763,587)		286,719,736
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 0.3%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.461% 5/17/60 (c)(d)	2,440,000	2,445,403
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.4115% 11/20/56 (c)(d)	587,737	587,541
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.3475% 12/20/54 (c)(d)	657,458	645,295
Series 2007-1 Class 3A1, 0.4075% 12/20/54 (d)	2,020,394	1,983,017
Granite Mortgages Series 2003-2 Class 1A3, 0.8188% 7/20/43 (d)	305,314	301,696
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.7188% 1/20/44 (d)	93,779	93,034
Series 2004-1 Class 2A1, 0.6988% 3/20/44 (d)	1,808,640	1,783,047
Series 2004-3 Class 2A1, 0.6588% 9/20/44 (d)	1,307,175	1,288,874
Holmes Master Issuer PLC floater Series 2012-1A Class A1, 0.408% 1/15/13 (c)(d)	2,000,000	1,999,954
Permanent Master Issuer PLC floater Series 2010-1A Class 1A, 1.4903% 7/15/42 (c)(d)	2,100,000	2,102,459
TOTAL PRIVATE SPONSOR		13,230,320
U.S. Government Agency - 2.7%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.7075% 4/25/33 (d)	5,784,716	5,828,920
Series 2003-44 Class FH, 0.9575% 6/25/33 (d)	3,535,841	3,586,046
Series 2003-48 Class FA, 0.9575% 6/25/33 (d)	4,376,495	4,429,337
Series 2006-33 Class CF, 0.5075% 5/25/36 (d)	554,847	555,214
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater planned amortization class:
Series 2004-52 Class PF 0.6575% 12/25/33 (d)	$ 9,679,195	$ 9,726,008
Series 2005-90 Class FC, 0.4575% 10/25/35 (d)	324,605	325,130
sequential payer Series 2009-69 Class EA, 5% 10/25/36	4,868,994	4,994,431
sequential payer floater:
Series 2005-74 Class DF, 0.5575% 7/25/35 (d)	10,900,570	10,928,087
Series 2005-83 Class FP, 0.5375% 10/25/35 (d)	13,268,729	13,287,280
Series 2011-23 Class AB, 2.75% 6/25/20	251,428	259,964
Freddie Mac:
floater:
Series 2711 Class FC, 1.108% 2/15/33 (d)	1,019,987	1,036,064
Series 3879 Class AF, 0.638% 6/15/41 (d)	1,903,611	1,910,611
floater planned amortization:
Series 3102 Class FD, 0.508% 1/15/36 (d)	950,121	953,231
Series 4020 Class EF 0.658% 2/15/42 (d)	8,192,917	8,212,132
Series 4057 Class EF, 0.558% 12/15/41 (d)	24,899,135	25,031,528
floater planned amortization class:
Series 2953 Class LF, 0.508% 12/15/34 (d)	6,442,625	6,454,022
Series 3117 Class JF, 0.508% 2/15/36 (d)	376,895	377,976
floater sequential payer:
Series 2587 Class XF, 0.558% 9/15/17 (d)	253,475	253,573
Series 2601 Class GF, 0.558% 11/15/17 (d)	792,257	793,170
Series 2828 Class TF, 0.658% 10/15/30 (d)	8,063,867	8,098,207
Series 3046 Class F, 0.578% 3/15/33 (d)	7,126,381	7,122,786
Series 3325:
Class FM, 0.638% 5/15/37 (d)	1,136,445	1,141,731
Class FN, 0.638% 5/15/37 (d)	1,136,445	1,141,731
planned amortization class Series 3081 Class CP 5.5% 10/15/34	1,983,584	2,066,123
sequential payer Series 2582 Class CG, 4% 11/15/17	316,397	321,320
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.814% 11/16/39 (d)	724,426	731,583
Series 2009-116 Class KF, 0.744% 12/16/39 (d)	627,823	632,840
Series 2009-127 Class FA, 0.7575% 9/20/38 (d)	789,882	796,725
Series 2010-53 Class FC, 1.0275% 4/20/40 (d)	676,631	687,789
Series 2010-9 Class FA, 0.734% 1/16/40 (d)	921,829	929,150
Series 2012-113 Class FJ, 0.4607% 1/20/42 (d)	1,884,146	1,889,774
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater planned amortization Series 2004-80 Class FM, 0.5075% 7/20/34 (d)	$ 5,830,652	$ 5,838,204
floater sequential payer Series 2010-120 Class FB 0.5075% 9/20/35 (d)	795,537	797,070
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	338,357	347,984
Series 2010-99 Class PT, 3.5% 8/20/33	407,936	422,382
Series 2012-97 Class JF, 0.464% 8/16/42 (d)	1,223,838	1,225,310
TOTAL U.S. GOVERNMENT AGENCY		133,133,433
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $146,377,732)		146,363,753
Commercial Mortgage Securities - 0.1%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.358% 8/15/17 (c)(d)	1,170,000	1,179,159
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8 Class A2, 0.358% 3/15/22 (c)(d)	1,417,149	1,381,504
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(d)	704,900	705,817
Class A2, 1.2601% 3/6/20 (c)(d)	710,000	711,349
GS Mortgage Securities Trust Series 2012-GC6 Class A1, 1.282% 1/10/45	77,235	77,971
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	423,513	423,513
Morgan Stanley Capital I Trust floater Series 2007-XLFA Class A2, 0.308% 10/15/20 (c)(d)	997,330	993,027
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,426,401)		5,472,340
Municipal Securities - 0.1%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (d)(e) (Cost $5,000,000)	5,000,000	4,999,900
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount	Value
Ontario Province 0.5103% 4/1/15 (d) (Cost $10,009,873)	$ 10,000,000	$ 9,997,370
Certificates of Deposit - 0.0%

Bank of Nova Scotia yankee 0.81% 2/10/14 (d) (Cost $2,000,000)	2,000,000	2,006,636
Commercial Paper - 0.2%

British Telecommunications PLC:
1.17% 6/3/13	2,000,000	1,991,696
1.5% 5/14/13	1,000,000	996,494
Vodafone Group PLC yankee:
1% 2/1/13	4,000,000	3,997,382
1.02% 2/13/13	1,000,000	999,188
1.25% 3/12/13	3,000,000	2,996,311
TOTAL COMMERCIAL PAPER (Cost $10,961,700)		10,981,071
Short-Term Funds - 68.9%
	Shares
Short-Term Funds - 68.9%
Baird Short-Term Bond Fund - Institutional Class	2,916,475	28,523,121
Delaware Limited-Term Diversified Income Fund - Class A	18,456,753	164,080,534
Fidelity Conservative Income Bond Fund Institutional Class (b)	28,861,059	289,765,033
Fidelity Short-Term Bond Fund (b)	72,402,492	622,661,432
Janus Short-Term Bond Fund - Class T	65,268,728	202,985,745
JPMorgan Short Duration Bond Fund - Select Class Shares	26,046,383	286,770,676
Metropolitan West Low Duration Bond Fund	36,584,919	321,581,438
PIMCO Short-Term Fund	80,392,171	796,686,410
T.Rowe Price Short-Term Bond Fund Advisor Class	105,879,609	513,516,104
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	40,285,222	194,174,771
TOTAL SHORT-TERM FUNDS (Cost $3,400,445,886)		3,420,745,264
Money Market Funds - 9.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class (b)	477,807,124	$ 477,807,124
SSgA US Treasury Money Market Fund, 0% (a)	12,007,382	12,007,382
TOTAL MONEY MARKET FUNDS (Cost $489,814,506)		489,814,506
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $4,951,644,796)		4,974,666,888
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(12,144,757)
NET ASSETS - 100%		$ 4,962,522,131
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,945,291 or 3.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ 212,634,399	$ 76,430,758	$ -	$ 1,016,970	$ 289,765,033
Fidelity Institutional Money Market Portfolio Institutional Class	326,967,203	151,273,951	434,030	373,934	477,807,124
Fidelity Short-Term Bond Fund	389,499,533	229,684,131	-	2,272,611	622,661,432
Total	$ 929,101,135	$ 457,388,840	$ 434,030	$ 3,663,515	$ 1,390,233,589
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 586,700,128	$ -	$ 586,700,128	$ -
U.S. Government and Government Agency Obligations	10,866,184	-	10,866,184	-
Asset-Backed Securities	286,719,736	-	286,719,736	-
Collateralized Mortgage Obligations	146,363,753	-	146,363,753	-
Commercial Mortgage Securities	5,472,340	-	5,472,340	-
Municipal Securities	4,999,900	-	4,999,900	-
Foreign Government and Government Agency Obligations	9,997,370	-	9,997,370	-
Certificates of Deposit	2,006,636	-	2,006,636	-
Commercial Paper	10,981,071	-	10,981,071	-
Short-Term Funds	3,420,745,264	3,420,745,264	-	-
Money Market Funds	489,814,506	489,814,506	-	-
Total Investments in Securities:	$ 4,974,666,888	$ 3,910,559,770	$ 1,064,107,118	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,566,404,239)	$ 3,584,433,299
Affiliated issuers (cost $1,385,240,557)	1,390,233,589
Total Investments (cost $4,951,644,796)		$ 4,974,666,888
Receivable for fund shares sold		4,025,685
Dividends receivable		232,027
Interest receivable		1,799,634
Prepaid expenses		5,113
Total assets		4,980,729,347

Liabilities
Payable for investments purchased	$ 15,683,087
Payable for fund shares redeemed	1,897,216
Distributions payable	5,822
Accrued management fee	105,172
Other affiliated payables	255,861
Other payables and accrued expenses	260,058
Total liabilities		18,207,216

Net Assets		$ 4,962,522,131
Net Assets consist of:
Paid in capital		$ 4,938,178,586
Undistributed net investment income		826,380
Accumulated undistributed net realized gain (loss) on investments		495,073
Net unrealized appreciation (depreciation) on investments		23,022,092
Net Assets, for 490,907,286 shares outstanding		$ 4,962,522,131
Net Asset Value, offering price and redemption price per share ($4,962,522,131 ÷ 490,907,286 shares)		$ 10.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 11,275,369
Affiliated issuers		3,663,515
Interest		4,382,244
Total income		19,321,128

Expenses
Management fee	$ 5,096,684
Transfer agent fees	947,951
Accounting fees and expenses	533,000
Custodian fees and expenses	12,916
Independent trustees' compensation	19,799
Registration fees	272,551
Audit	24,330
Legal	10,830
Miscellaneous	10,817
Total expenses before reductions	6,928,878
Expense reductions	(4,521,847)	2,407,031
Net investment income (loss)		16,914,097
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	209,917
Futures contracts	14,267
Realized gain distributions from underlying funds:
Unaffiliated issuers	270,864
Total net realized gain (loss)		495,048
Change in net unrealized appreciation (depreciation) on: Investment securities	17,134,154
Futures contracts	4,040
Total change in net unrealized appreciation (depreciation)		17,138,194
Net gain (loss)		17,633,242
Net increase (decrease) in net assets resulting from operations		$ 34,547,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2012 (Unaudited)	For the period December 20, 2011 (commencement of operations) to May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,914,097	$ 6,390,268
Net realized gain (loss)	495,048	3,344
Change in net unrealized appreciation (depreciation)	17,138,194	5,883,898
Net increase (decrease) in net assets resulting from operations	34,547,339	12,277,510
Distributions to shareholders from net investment income	(16,587,791)	(5,893,001)
Share transactions Proceeds from sales of shares	2,284,034,508	3,054,825,308
Reinvestment of distributions	16,561,258	5,884,507
Cost of shares redeemed	(291,624,511)	(131,502,996)
Net increase (decrease) in net assets resulting from share transactions	2,008,971,255	2,929,206,819
Total increase (decrease) in net assets	2,026,930,803	2,935,591,328

Net Assets
Beginning of period	2,935,591,328	-
End of period (including undistributed net investment income of $826,380 and undistributed net investment income of $500,074, respectively)	$ 4,962,522,131	$ 2,935,591,328
Other Information Shares
Sold	226,226,194	304,440,940
Issued in reinvestment of distributions	1,640,408	585,405
Redeemed	(28,900,958)	(13,084,703)
Net increase (decrease)	198,965,644	291,941,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2012	Period ended May 31,
	(Unaudited)	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.047	.035
Net realized and unrealized gain (loss)	.049	.051
Total from investment operations	.096	.086
Distributions from net investment income	(.046)	(.026)
Net asset value, end of period	$ 10.11	$ 10.06
Total Return B, C	.96%	.86%
Ratios to Average Net Assets F
Expenses before reductions	.38% A	.48% A
Expenses net of fee waivers, if any	.13% A	.23% A
Expenses net of all reductions	.13% A	.23% A
Net investment income (loss)	.93% A	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,962,522	$ 2,935,591
Portfolio turnover rate G	15% A	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,691,636
Gross unrealized depreciation	(1,121,955)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,569,681

Tax cost	$ 4,951,097,207

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the recognized net realized gain (loss) of $14,267 and a change in net unrealized appreciation (depreciation) of $4,040 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $2,168,690,570 and $95,559,733, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

In December 2012, the Board of Trustees approved the appointment of T. Rowe Price Associates, Inc. (T. Rowe Price) as an additional sub-adviser for the Fund. Subsequent to period end, T. Rowe Price was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding Exchange-Traded Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,142 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2014. During the period this waiver reduced the Fund's expenses by $4,521,630.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $217.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 13% of the total outstanding shares of Fidelity Conservative Income Bond Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASD-USAN-0113
1.934460.100

Strategic Advisers®
Core Multi-Manager Fund

Semiannual Report

November 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.97%	$ 1,000.00	$ 1,092.70	$ 5.09
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.21	$ 4.91

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	4.4
Exxon Mobil Corp.	2.0	2.0
Chevron Corp.	1.4	1.7
Google, Inc. Class A	1.4	1.2
Microsoft Corp.	1.3	1.5
Pfizer, Inc.	1.3	1.2
JPMorgan Chase & Co.	1.3	1.0
Johnson & Johnson	1.2	0.9
Procter & Gamble Co.	1.2	1.2
AT&T, Inc.	1.2	1.3
	16.3
Top Five Market Sectors as of November 30, 2012
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.2	18.3
Financials	13.1	13.3
Consumer Discretionary	12.5	11.6
Health Care	12.1	12.2
Industrials	11.4	11.6
Asset Allocation (% of fund's net assets)
As of November 30, 2012	As of May 31, 2012
Stocks 95.8%	Stocks 94.5%
Corporate Bonds 0.0% †	Corporate Bonds 0.0% †
Sector Funds 1.0%	Sector Funds 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 3.2%	Short-Term Investments and Net Other Assets (Liabilities) 4.6%

† Amount represents less than 0.1%
Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.3%
Delphi Automotive PLC	1,240	$ 42,148
Gentex Corp.	200	3,550
Johnson Controls, Inc.	2,100	57,834
Tenneco, Inc. (a)	244	7,825
TRW Automotive Holdings Corp. (a)	900	45,576
		156,933
Automobiles - 0.8%
Ford Motor Co.	24,404	279,426
General Motors Co. (a)	4,000	103,520
Harley-Davidson, Inc.	1,760	82,650
Tesla Motors, Inc. (a)	100	3,382
		468,978
Diversified Consumer Services - 0.0%
American Public Education, Inc. (a)	35	1,203
Anhanguera Educacional Participacoes SA	400	6,041
DeVry, Inc.	207	5,396
Kroton Educacional SA unit (a)	100	1,939
		14,579
Hotels, Restaurants & Leisure - 1.8%
Bloomin' Brands, Inc.	300	4,749
Bravo Brio Restaurant Group, Inc. (a)	240	3,276
Brinker International, Inc.	395	11,830
Carnival Corp. unit	3,800	146,908
Chipotle Mexican Grill, Inc. (a)	300	79,134
Club Mediterranee SA (a)	300	5,025
Denny's Corp. (a)	2,250	10,688
Hyatt Hotels Corp. Class A (a)	146	5,329
Icahn Enterprises LP rights (a)	776	0
Las Vegas Sands Corp.	3,185	148,580
McDonald's Corp.	1,900	165,376
Ruth's Hospitality Group, Inc. (a)	460	3,450
Spur Corp. Ltd.	1,000	2,806
Starbucks Corp.	3,000	155,610
Starwood Hotels & Resorts Worldwide, Inc.	1,717	92,649
Texas Roadhouse, Inc. Class A	348	5,780
Tim Hortons, Inc.	300	13,896
Wynn Resorts Ltd.	100	11,240
Yum! Brands, Inc.	2,530	169,712
		1,036,038
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.2%
Harman International Industries, Inc.	700	$ 27,692
Lennar Corp. Class A	1,200	45,648
PulteGroup, Inc. (a)	393	6,606
Taylor Wimpey PLC	4,092	3,999
Whirlpool Corp.	135	13,748
		97,693
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,396	351,862
Liberty Media Corp. Interactive Series A (a)	379	7,315
Ocado Group PLC (a)	6,254	7,405
Priceline.com, Inc. (a)	202	133,958
		500,540
Leisure Equipment & Products - 0.1%
Amer Group PLC (A Shares)	120	1,804
Brunswick Corp.	87	2,242
Hasbro, Inc.	1,400	53,844
Summer Infant, Inc. (a)	34	60
		57,950
Media - 4.0%
Comcast Corp.:
Class A	6,844	254,460
Class A (special) (non-vtg.)	5,130	184,885
DIRECTV (a)	1,300	64,610
Discovery Communications, Inc. Class C (non-vtg.) (a)	900	50,652
Interpublic Group of Companies, Inc.	4,700	50,854
Lamar Advertising Co. Class A (a)	5,695	223,643
McGraw-Hill Companies, Inc.	3,320	176,325
MDC Partners, Inc. Class A (sub. vtg.)	649	6,879
Mood Media Corp. (a)	114	196
News Corp. Class A	2,700	66,528
The Walt Disney Co.	5,423	269,306
Time Warner Cable, Inc.	1,700	161,313
Time Warner, Inc.	12,122	573,371
Valassis Communications, Inc. (a)	100	2,598
Viacom, Inc. Class B (non-vtg.)	4,815	248,502
		2,334,122
Multiline Retail - 1.3%
Dollar General Corp. (a)	2,300	115,000
Kohl's Corp.	3,900	174,135
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	9,555	$ 369,779
PPR SA	35	6,527
Target Corp.	1,912	120,705
The Bon-Ton Stores, Inc.	100	1,185
		787,331
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	195	14,264
Ascena Retail Group, Inc. (a)	387	7,779
AutoZone, Inc. (a)	721	276,698
Best Buy Co., Inc.	250	3,278
Body Central Corp. (a)	604	6,179
CarMax, Inc. (a)	6,942	251,717
Express, Inc. (a)	615	9,182
Foot Locker, Inc.	132	4,731
GameStop Corp. Class A	38	998
GNC Holdings, Inc.	116	4,075
Home Depot, Inc.	7,176	466,942
Kingfisher PLC	900	4,009
Limited Brands, Inc.	197	10,274
Lowe's Companies, Inc.	4,077	147,139
MarineMax, Inc. (a)	247	2,040
Rent-A-Center, Inc.	133	4,623
Ross Stores, Inc.	2,498	142,186
SuperGroup PLC (a)	800	7,818
TJX Companies, Inc.	4,314	191,283
		1,555,215
Textiles, Apparel & Luxury Goods - 0.5%
Fossil, Inc. (a)	600	51,864
lululemon athletica, Inc. (a)	25	1,795
Michael Kors Holdings Ltd.	700	37,205
NIKE, Inc. Class B	1,217	118,633
PVH Corp.	435	49,847
Vera Bradley, Inc. (a)	223	6,179
VF Corp.	19	3,050
		268,573
TOTAL CONSUMER DISCRETIONARY		7,277,952
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.8%
Beverages - 2.2%
Coca-Cola Enterprises, Inc.	3,400	$ 106,012
Cott Corp.	590	5,060
Dr. Pepper Snapple Group, Inc.	4,178	187,383
Monster Beverage Corp. (a)	1,341	69,799
PepsiCo, Inc.	6,740	473,215
SABMiller PLC	100	4,530
The Coca-Cola Co.	11,811	447,873
		1,293,872
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	6,206	288,641
Eurocash SA	400	5,572
Kroger Co.	4,200	110,208
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	100	3,381
Sysco Corp.	2,800	88,620
Wal-Mart Stores, Inc.	6,595	474,972
Whole Foods Market, Inc.	900	84,024
		1,055,418
Food Products - 1.8%
Archer Daniels Midland Co.	2,400	64,080
Danone SA	100	6,343
Flowers Foods, Inc.	296	6,968
General Mills, Inc.	4,100	168,059
Green Mountain Coffee Roasters, Inc. (a)	1,820	66,739
Hilton Food Group PLC	200	845
Kellogg Co.	3,200	177,472
Kraft Foods Group, Inc. (a)	4,837	218,729
Marine Harvest ASA (a)	4,922	4,301
Mead Johnson Nutrition Co. Class A	100	6,819
Mondelez International, Inc. (a)	6,448	166,939
Ralcorp Holdings, Inc. (a)	700	62,398
The J.M. Smucker Co.	1,041	92,087
		1,041,779
Household Products - 1.5%
Colgate-Palmolive Co.	1,100	119,350
Energizer Holdings, Inc.	800	63,808
Procter & Gamble Co.	9,676	675,675
Reckitt Benckiser Group PLC	280	17,608
Unicharm Corp.	100	5,112
		881,553
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc.	4,800	$ 66,960
Estee Lauder Companies, Inc. Class A	52	3,029
Hengan International Group Co. Ltd.	500	4,516
		74,505
Tobacco - 1.4%
Altria Group, Inc.	4,427	149,677
British American Tobacco PLC (United Kingdom)	200	10,506
Imperial Tobacco Group PLC	163	6,521
Lorillard, Inc.	126	15,266
Philip Morris International, Inc.	6,691	601,387
		783,357
TOTAL CONSUMER STAPLES		5,130,484
ENERGY - 9.3%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	900	38,835
BW Offshore Ltd.	5,099	3,646
Cal Dive International, Inc. (a)	1,200	1,884
Cameron International Corp. (a)	2,189	118,097
Cathedral Energy Services Ltd.	855	4,570
Ensco PLC Class A	21	1,223
Essential Energy Services Ltd.	2,039	4,023
FMC Technologies, Inc. (a)	1,700	69,462
Fugro NV (Certificaten Van Aandelen)	55	3,300
Halliburton Co.	392	13,073
McDermott International, Inc. (a)	1,864	19,628
National Oilwell Varco, Inc.	2,295	156,749
Noble Corp.	2,009	69,290
Schlumberger Ltd.	7,100	508,502
Tuscany International Drilling, Inc. (a)	2,700	666
Vantage Drilling Co. (a)	3,300	5,940
Xtreme Drilling & Coil Services Corp. (a)	1,942	2,542
Xtreme Drilling & Coil Services Corp. (c)	600	785
		1,022,215
Oil, Gas & Consumable Fuels - 7.5%
Alpha Natural Resources, Inc. (a)	100	748
Americas Petrogas, Inc. (a)	1,200	2,114
Americas Petrogas, Inc. (a)(c)	2,000	3,523
Amyris, Inc. (a)	494	1,398
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.	1,695	$ 124,057
Apache Corp.	1,831	141,152
Bonavista Energy Corp.	200	3,318
BPZ Energy, Inc. (a)	1,622	4,104
Cabot Oil & Gas Corp.	108	5,087
Canadian Natural Resources Ltd.	24	691
Chesapeake Energy Corp.	200	3,406
Chevron Corp.	7,767	820,894
Cimarex Energy Co.	400	24,048
ConocoPhillips	3,375	192,173
CONSOL Energy, Inc.	1,200	37,620
Crew Energy, Inc. (a)	580	3,947
Crown Point Energy, Inc. (a)	400	139
Crown Point Energy, Inc. (c)	1,560	542
Denbury Resources, Inc. (a)	204	3,148
Devon Energy Corp.	2,000	103,340
Double Eagle Petroleum Co. (a)	633	2,709
Emerald Oil, Inc. (a)	650	3,322
Energen Corp.	13	579
EOG Resources, Inc.	43	5,058
EQT Corp.	841	50,510
EV Energy Partners LP	37	2,246
Exxon Mobil Corp.	13,500	1,189,890
Gran Tierra Energy, Inc. (Canada) (a)	760	4,330
Hess Corp.	2,100	104,181
HollyFrontier Corp.	140	6,346
InterOil Corp. (a)	291	16,197
Kinder Morgan Holding Co. LLC	1,032	34,892
Kinder Morgan Holding Co. LLC warrants 5/25/17 (a)	512	1,935
Madalena Ventures, Inc. (a)	3,500	898
Marathon Petroleum Corp.	281	16,731
Markwest Energy Partners LP	100	5,168
Murphy Oil Corp.	1,591	90,273
Newfield Exploration Co. (a)	700	17,038
Noble Energy, Inc.	943	92,178
Northern Oil & Gas, Inc. (a)	1,261	19,798
Northern Tier Energy LP Class A	200	4,660
Occidental Petroleum Corp.	3,190	239,920
Painted Pony Petroleum Ltd. Class A (a)	335	3,693
Pan Orient Energy Corp.	400	1,236
Peabody Energy Corp.	2,180	54,740
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrominerales Ltd.	630	$ 4,839
Phillips 66	2,443	127,940
Pioneer Natural Resources Co.	751	80,357
Range Resources Corp.	800	51,216
Resolute Energy Corp. (a)	636	5,431
Royal Dutch Shell PLC Class A sponsored ADR	178	11,921
SM Energy Co.	31	1,540
Southcross Energy Partners LP	100	2,348
Southwestern Energy Co. (a)	2,000	69,420
Spectra Energy Corp.	4,200	117,390
Suncor Energy, Inc.	125	4,085
TAG Oil Ltd. (a)	860	5,333
TAG Oil Ltd. (c)	100	620
Targa Resources Corp.	73	3,657
Tesoro Corp.	3,518	148,741
The Williams Companies, Inc.	4,371	143,544
Valero Energy Corp.	3,900	125,814
WPX Energy, Inc.	2,166	34,201
		4,382,374
TOTAL ENERGY		5,404,589
FINANCIALS - 13.1%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	3,685	223,569
Ares Capital Corp.	458	8,125
BlackRock, Inc. Class A	41	8,079
Franklin Resources, Inc.	700	92,414
Goldman Sachs Group, Inc.	1,800	212,022
GP Investments Ltd. (depositary receipt) (a)	2,353	5,891
ICAP PLC	700	3,269
Invesco Ltd.	4,697	117,378
KKR & Co. LP	271	3,726
Monex Group, Inc.	15	3,147
Morgan Stanley	5,655	95,400
Northern Trust Corp.	2,500	120,050
TD Ameritrade Holding Corp.	2,800	45,360
The Blackstone Group LP	300	4,407
UBS AG (NY Shares)	100	1,571
		944,408
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.5%
Banco Pine SA	499	$ 3,080
Bank of Ireland (a)	100	15
CIT Group, Inc. (a)	3,598	133,306
Comerica, Inc.	119	3,521
Commerce Bancshares, Inc.	105	3,757
Commercial Bank of Qatar GDR (Reg. S)	473	1,910
Guaranty Trust Bank PLC GDR (Reg. S)	400	2,440
Itau Unibanco Holding SA sponsored ADR	100	1,515
KeyCorp	471	3,806
M&T Bank Corp.	142	13,878
PNC Financial Services Group, Inc.	4,195	235,507
Regions Financial Corp.	9,381	62,571
SunTrust Banks, Inc.	1,600	43,440
U.S. Bancorp	14,497	467,673
Wells Fargo & Co.	13,416	442,862
Zions Bancorporation	1,900	38,133
		1,457,414
Consumer Finance - 1.1%
American Express Co.	4,275	238,973
Capital One Financial Corp.	5,270	303,552
Discover Financial Services	2,311	96,161
SLM Corp.	1,000	16,550
		655,236
Diversified Financial Services - 3.6%
Bank of America Corp.	37,400	368,764
Citigroup, Inc.	18,239	630,522
CME Group, Inc.	2,800	154,756
IntercontinentalExchange, Inc. (a)	640	84,576
JPMorgan Chase & Co.	18,336	753,243
Moody's Corp.	1,600	77,728
MSCI, Inc. Class A (a)	833	24,157
PICO Holdings, Inc. (a)	927	16,779
		2,110,525
Insurance - 2.9%
AEGON NV	800	4,601
AFLAC, Inc.	203	10,757
Allied World Assurance Co. Holdings Ltd.	63	5,114
Allstate Corp.	4,700	190,256
Assured Guaranty Ltd.	1,320	18,414
Axis Capital Holdings Ltd.	41	1,475
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class B (a)	4,444	$ 391,428
Fairfax Financial Holdings Ltd. (sub. vtg.)	11	3,778
Lincoln National Corp.	518	12,795
Loews Corp.	1,400	57,232
Marsh & McLennan Companies, Inc.	5,290	186,314
MetLife, Inc.	5,921	196,518
Progressive Corp.	5,200	110,500
Prudential Financial, Inc.	150	7,818
The Chubb Corp.	1,700	130,883
The Travelers Companies, Inc.	1,600	113,312
Validus Holdings Ltd.	100	3,546
Willis Group Holdings PLC	1,900	66,652
XL Group PLC Class A	6,900	167,877
		1,679,270
Real Estate Investment Trusts - 1.3%
American Campus Communities, Inc.	48	2,102
American Tower Corp.	2,533	189,798
AvalonBay Communities, Inc.	300	39,537
Beni Stabili SpA SIIQ	8,026	4,593
Boston Properties, Inc.	200	20,526
CBL & Associates Properties, Inc.	670	15,082
Cousins Properties, Inc.	367	3,013
Douglas Emmett, Inc.	247	5,609
Education Realty Trust, Inc.	620	6,392
General Growth Properties, Inc.	1,600	30,992
Lexington Corporate Properties Trust	500	4,795
Prologis, Inc.	237	8,044
Public Storage	400	56,256
Simon Property Group, Inc.	1,200	182,556
SL Green Realty Corp.	506	38,142
Sovran Self Storage, Inc.	30	1,854
Vornado Realty Trust	1,400	107,002
Weyerhaeuser Co.	2,498	68,845
		785,138
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	975	18,457
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)	23	$ 346
Realogy Holdings Corp.	500	18,855
		37,658
TOTAL FINANCIALS		7,669,649
HEALTH CARE - 12.1%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	900	86,418
Alnylam Pharmaceuticals, Inc. (a)	513	8,706
Amgen, Inc.	3,381	300,233
ARIAD Pharmaceuticals, Inc. (a)	308	6,887
AVEO Pharmaceuticals, Inc. (a)	415	2,698
Biogen Idec, Inc. (a)	981	146,257
Biovitrum AB (a)	1,095	5,283
Celgene Corp. (a)	900	70,731
Dendreon Corp. (a)	2,800	12,460
Dynavax Technologies Corp. (a)	2,600	7,384
Gentium SpA sponsored ADR (a)	200	2,236
Gilead Sciences, Inc. (a)	4,289	321,675
Grifols SA ADR	350	8,537
Infinity Pharmaceuticals, Inc. (a)	247	6,261
Insmed, Inc. (a)	94	673
Intercept Pharmaceuticals, Inc.	45	1,052
InterMune, Inc. (a)	313	2,867
Isis Pharmaceuticals, Inc. (a)	211	1,941
KYTHERA Biopharmaceuticals, Inc.	300	7,341
Merrimack Pharmaceuticals, Inc.	180	1,285
NPS Pharmaceuticals, Inc. (a)	383	3,918
Theravance, Inc. (a)	509	11,442
Vertex Pharmaceuticals, Inc. (a)	1,240	49,340
ZIOPHARM Oncology, Inc. (a)	1,451	6,355
		1,071,980
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	3,636	240,958
Boston Scientific Corp. (a)	894	4,953
C.R. Bard, Inc.	400	39,604
CareFusion Corp. (a)	100	2,792
Covidien PLC	7,682	446,401
DENTSPLY International, Inc.	2,700	107,190
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	800	$ 69,416
Genmark Diagnostics, Inc. (a)	427	4,227
Intuitive Surgical, Inc. (a)	50	26,450
Sirona Dental Systems, Inc. (a)	121	7,576
Stryker Corp.	2,600	140,816
Syneron Medical Ltd. (a)	190	1,585
The Cooper Companies, Inc.	22	2,089
Zimmer Holdings, Inc.	1,100	72,567
		1,166,624
Health Care Providers & Services - 3.0%
Accretive Health, Inc. (a)	572	6,824
AmerisourceBergen Corp.	1,000	42,220
Brookdale Senior Living, Inc. (a)	1,180	30,161
Centene Corp. (a)	145	6,367
Chemed Corp.	67	4,561
CIGNA Corp.	205	10,715
DaVita, Inc. (a)	81	8,748
Emeritus Corp. (a)	400	9,048
Express Scripts Holding Co. (a)	4,849	261,119
HCA Holdings, Inc.	16,638	528,257
McKesson Corp.	2,414	228,051
MEDNAX, Inc. (a)	47	3,713
Qualicorp SA (a)	500	4,855
Quest Diagnostics, Inc.	900	52,002
UnitedHealth Group, Inc.	5,520	300,233
Universal Health Services, Inc. Class B	3,395	153,013
WellPoint, Inc.	1,600	89,440
		1,739,327
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,823	69,803
Charles River Laboratories International, Inc. (a)	120	4,604
Life Technologies Corp. (a)	500	24,675
Thermo Fisher Scientific, Inc.	1,700	108,035
		207,117
Pharmaceuticals - 4.9%
Abbott Laboratories	5,376	349,440
Allergan, Inc.	900	83,475
AVANIR Pharmaceuticals Class A (a)	840	2,218
Biodelivery Sciences International, Inc. (a)	710	3,018
Bristol-Myers Squibb Co.	1,848	60,300
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)	2,705	$ 11,523
Cardiome Pharma Corp. (a)	1,200	327
Elan Corp. PLC sponsored ADR (a)	962	9,601
Eli Lilly & Co.	2,600	127,504
Endo Pharmaceuticals Holdings, Inc. (a)	200	5,732
Hi-Tech Pharmacal Co., Inc.	39	1,178
Horizon Pharma, Inc.	1,995	5,167
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	172	0
warrants 9/25/17 (a)	550	1
Hospira, Inc. (a)	400	11,920
Impax Laboratories, Inc. (a)	150	3,051
Jazz Pharmaceuticals PLC (a)	92	4,957
Johnson & Johnson	10,300	718,219
Merck & Co., Inc.	13,086	579,710
Mylan, Inc. (a)	100	2,718
Pfizer, Inc.	30,130	753,853
Sanofi SA	460	41,086
Valeant Pharmaceuticals International, Inc. (Canada) (a)	100	5,571
Warner Chilcott PLC	400	4,664
Watson Pharmaceuticals, Inc. (a)	916	80,617
XenoPort, Inc. (a)	360	2,826
		2,868,676
TOTAL HEALTH CARE		7,053,724
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.7%
GeoEye, Inc. (a)	136	4,156
Honeywell International, Inc.	6,012	368,716
L-3 Communications Holdings, Inc.	310	23,824
Lockheed Martin Corp.	2,921	272,529
Meggitt PLC	1,600	9,982
Northrop Grumman Corp.	1,071	71,436
Precision Castparts Corp.	857	157,165
Raytheon Co.	197	11,255
Rockwell Collins, Inc.	2,928	167,423
Textron, Inc.	2,576	60,510
The Boeing Co.	5,961	442,783
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Ultra Electronics Holdings PLC	100	$ 2,613
United Technologies Corp.	7,176	574,869
		2,167,261
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	500	30,870
Expeditors International of Washington, Inc.	300	11,226
FedEx Corp.	1,411	126,327
Hub Group, Inc. Class A (a)	48	1,554
Pacer International, Inc. (a)	438	1,520
United Parcel Service, Inc. Class B	3,412	249,451
		420,948
Airlines - 0.1%
United Continental Holdings, Inc. (a)	2,000	40,440
Building Products - 0.1%
Armstrong World Industries, Inc.	47	2,374
Lennox International, Inc.	64	3,366
Masco Corp.	440	7,462
Owens Corning (a)	506	17,497
Quanex Building Products Corp.	335	7,008
		37,707
Commercial Services & Supplies - 1.4%
ADT Corp.	4,427	203,176
Cintas Corp.	400	16,576
Corrections Corp. of America	261	8,848
Iron Mountain, Inc.	1,100	34,760
Multiplus SA	300	6,950
Republic Services, Inc.	1,842	52,442
Steelcase, Inc. Class A	363	4,225
Stericycle, Inc. (a)	1,200	112,164
Swisher Hygiene, Inc. (Canada) (a)	490	701
Tyco International Ltd.	13,072	370,853
		810,695
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	413	9,330
Fluor Corp.	203	10,775
Foster Wheeler AG (a)	660	14,824
MasTec, Inc. (a)	390	8,908
		43,837
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Alstom SA	208	$ 7,570
AMETEK, Inc.	169	6,309
Emerson Electric Co.	1,681	84,437
Hubbell, Inc. Class B	47	3,960
Prysmian SpA	500	9,455
Regal-Beloit Corp.	204	14,229
Roper Industries, Inc.	54	6,023
		131,983
Industrial Conglomerates - 2.1%
3M Co.	2,900	263,755
Carlisle Companies, Inc.	37	2,097
Danaher Corp.	4,946	266,936
General Electric Co.	31,398	663,440
Reunert Ltd.	200	1,652
		1,197,880
Machinery - 1.8%
Actuant Corp. Class A	262	7,538
Caterpillar, Inc.	986	84,047
Colfax Corp. (a)	110	4,289
Cummins, Inc.	1,692	166,087
Deere & Co.	1,100	92,455
Dover Corp.	71	4,515
Fiat Industrial SpA	1,352	14,454
GEA Group AG	63	2,059
Illinois Tool Works, Inc.	160	9,851
Ingersoll-Rand PLC	2,911	141,999
Joy Global, Inc.	545	31,060
Manitowoc Co., Inc.	670	10,050
Oshkosh Truck Corp. (a)	67	1,966
Pall Corp.	400	23,792
Parker Hannifin Corp.	1,575	129,386
Pentair Ltd.	5,826	282,503
SPX Corp.	38	2,589
Stanley Black & Decker, Inc.	780	56,090
Timken Co.	120	5,406
		1,070,136
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	700	1,113
Professional Services - 0.3%
CRA International, Inc. (a)	100	1,768
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Nielsen Holdings B.V. (a)	3,221	$ 91,219
Randstad Holding NV	258	8,390
Robert Half International, Inc.	1,200	33,912
Towers Watson & Co.	832	43,996
		179,285
Road & Rail - 0.8%
CSX Corp.	7,848	155,076
J.B. Hunt Transport Services, Inc.	83	4,934
Union Pacific Corp.	2,485	305,108
		465,118
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,000	41,810
Houston Wire & Cable Co.	321	3,602
MRC Global, Inc.	100	2,803
Rush Enterprises, Inc. Class A (a)	185	3,543
W.W. Grainger, Inc.	100	19,402
Watsco, Inc.	85	6,094
WESCO International, Inc. (a)	100	6,465
		83,719
TOTAL INDUSTRIALS		6,650,122
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.9%
Brocade Communications Systems, Inc. (a)	742	4,215
Cisco Systems, Inc.	23,446	443,364
Juniper Networks, Inc. (a)	4,100	73,718
Motorola Solutions, Inc.	1,365	74,324
Polycom, Inc. (a)	558	5,837
QUALCOMM, Inc.	7,977	507,497
ViaSat, Inc. (a)	173	6,614
		1,115,569
Computers & Peripherals - 5.0%
Apple, Inc.	4,037	2,362,761
Dell, Inc.	23,300	224,612
EMC Corp. (a)	8,620	213,948
Gemalto NV	94	8,643
Lexmark International, Inc. Class A	78	1,898
NCR Corp. (a)	326	7,801
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	1,900	$ 60,249
SanDisk Corp. (a)	300	11,730
Seagate Technology	100	2,510
Western Digital Corp.	1,010	33,774
		2,927,926
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	8,417	521,181
Arrow Electronics, Inc. (a)	212	7,899
Corning, Inc.	8,209	100,396
Flextronics International Ltd. (a)	297	1,720
Jabil Circuit, Inc.	212	4,028
Molex, Inc.	172	4,537
		639,761
Internet Software & Services - 2.5%
Active Network, Inc. (a)	400	2,144
Akamai Technologies, Inc. (a)	1,000	36,620
Cornerstone OnDemand, Inc. (a)	61	1,710
Demandware, Inc.	100	2,739
eBay, Inc. (a)	9,981	527,196
ExactTarget, Inc.	100	2,061
Facebook, Inc. Class A	2,147	60,116
Google, Inc. Class A (a)	1,171	817,791
Mail.ru Group Ltd. GDR (Reg. S)	100	3,300
QuinStreet, Inc. (a)	408	2,550
Velti PLC (a)	480	1,637
VeriSign, Inc. (a)	900	30,717
		1,488,581
IT Services - 2.7%
Accenture PLC Class A	2,213	150,307
Amdocs Ltd.	447	14,957
Automatic Data Processing, Inc.	1,900	107,844
Cognizant Technology Solutions Corp. Class A (a)	331	22,253
EPAM Systems, Inc.	235	4,834
ExlService Holdings, Inc. (a)	232	6,229
Fidelity National Information Services, Inc.	276	9,964
Fiserv, Inc. (a)	136	10,471
Global Payments, Inc.	100	4,391
Heartland Payment Systems, Inc.	62	1,837
IBM Corp.	3,373	641,106
MasterCard, Inc. Class A	637	311,289
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sapient Corp. (a)	400	$ 4,236
ServiceSource International, Inc. (a)	550	2,822
The Western Union Co.	1,100	13,871
Unisys Corp. (a)	662	11,439
Virtusa Corp. (a)	200	3,132
Visa, Inc. Class A	1,691	253,160
		1,574,142
Office Electronics - 0.0%
Xerox Corp.	1,624	11,059
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	120	3,887
Analog Devices, Inc.	235	9,541
Applied Materials, Inc.	6,700	71,891
Applied Micro Circuits Corp. (a)	223	1,523
ASML Holding NV	450	28,185
Atmel Corp. (a)	8,500	47,515
Avago Technologies Ltd.	264	9,266
Broadcom Corp. Class A	2,000	64,760
Cirrus Logic, Inc. (a)	324	10,148
Cymer, Inc. (a)	138	12,103
Freescale Semiconductor Holdings I Ltd. (a)	1,041	9,640
Intel Corp.	8,900	174,173
KLA-Tencor Corp.	1,000	45,470
Linear Technology Corp.	10,384	344,645
LTX-Credence Corp. (a)	1,540	8,747
MagnaChip Semiconductor Corp. (a)	200	2,520
Marvell Technology Group Ltd.	2,100	17,808
Maxim Integrated Products, Inc.	354	10,333
Micron Technology, Inc. (a)	7,000	41,860
Monolithic Power Systems, Inc. (a)	200	4,232
NVIDIA Corp.	1,500	17,970
NXP Semiconductors NV (a)	616	15,080
RF Micro Devices, Inc. (a)	1,912	8,260
Samsung Electronics Co. Ltd.	13	16,885
Skyworks Solutions, Inc. (a)	575	13,024
Texas Instruments, Inc.	3,830	112,870
		1,102,336
Software - 3.1%
Activision Blizzard, Inc.	200	2,288
Adobe Systems, Inc. (a)	80	2,769
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	4,139	$ 137,125
Check Point Software Technologies Ltd. (a)	1,713	79,089
Citrix Systems, Inc. (a)	232	14,189
Comverse Technology, Inc. (a)	2,046	7,284
Comverse, Inc. (a)	204	5,869
Electronic Arts, Inc. (a)	440	6,516
Informatica Corp. (a)	100	2,687
Microsoft Corp.	29,000	771,980
Nuance Communications, Inc. (a)	231	5,137
Oracle Corp.	17,846	572,857
Red Hat, Inc. (a)	1,600	79,040
salesforce.com, Inc. (a)	500	78,835
Symantec Corp. (a)	267	5,009
VMware, Inc. Class A (a)	64	5,821
Workday, Inc.	100	5,010
		1,781,505
TOTAL INFORMATION TECHNOLOGY		10,640,879
MATERIALS - 3.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	500	41,470
Albemarle Corp.	63	3,767
Ashland, Inc.	82	5,815
Celanese Corp. Class A	1,500	61,560
Clariant AG (Reg.)	619	7,461
Eastman Chemical Co.	24	1,460
Ecolab, Inc.	2,700	194,616
Innospec, Inc.	100	3,183
LyondellBasell Industries NV Class A	1,997	99,311
Monsanto Co.	3,015	276,144
PetroLogistics LP	560	6,563
Potash Corp. of Saskatchewan, Inc.	1,600	61,900
PPG Industries, Inc.	880	109,358
Praxair, Inc.	1,322	141,732
Sherwin-Williams Co.	600	91,512
Spartech Corp. (a)	637	5,657
The Dow Chemical Co.	1,500	45,285
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Mosaic Co.	800	$ 43,248
W.R. Grace & Co. (a)	438	28,676
		1,228,718
Construction Materials - 0.4%
HeidelbergCement Finance AG	57	3,098
Lafarge SA (Bearer)	42	2,440
Martin Marietta Materials, Inc.	800	72,000
Vulcan Materials Co.	2,372	125,336
		202,874
Containers & Packaging - 0.6%
Ball Corp.	900	40,221
Nampak Ltd.	1,800	6,246
Packaging Corp. of America	7,460	271,842
Rock-Tenn Co. Class A	100	6,504
		324,813
Metals & Mining - 0.7%
Agnico-Eagle Mines Ltd. (Canada)	98	5,465
Commercial Metals Co.	699	9,471
Copper Mountain Mining Corp. (a)	300	1,133
Endeavour Mining Corp. (a)	494	1,044
First Quantum Minerals Ltd.	142	2,916
Freeport-McMoRan Copper & Gold, Inc.	4,987	194,543
Goldcorp, Inc.	231	9,002
Iluka Resources Ltd.	254	2,182
Ivanplats Ltd. (c)	400	1,889
Ivanplats Ltd. Class A (d)	1,232	5,235
Newcrest Mining Ltd.	161	4,310
Newmont Mining Corp.	1,300	61,217
Nucor Corp.	1,200	49,416
Randgold Resources Ltd. sponsored ADR	159	17,070
Reliance Steel & Aluminum Co.	42	2,369
Rio Tinto PLC sponsored ADR	1,000	49,800
Turquoise Hill Resources Ltd. (a)	1,850	13,931
		430,993
Paper & Forest Products - 0.1%
International Paper Co.	2,300	85,422
TOTAL MATERIALS		2,272,820
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	19,500	$ 665,535
CenturyLink, Inc.	333	12,934
Frontier Communications Corp.	561	2,698
PT Telkomunikasi Indonesia Tbk sponsored ADR	142	5,402
Verizon Communications, Inc.	5,300	233,836
		920,405
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de C.V. Series L sponsored ADR	3,681	86,835
Crown Castle International Corp. (a)	1,410	95,203
SBA Communications Corp. Class A (a)	272	18,719
		200,757
TOTAL TELECOMMUNICATION SERVICES		1,121,162
UTILITIES - 4.6%
Electric Utilities - 2.8%
American Electric Power Co., Inc.	1,700	72,505
Duke Energy Corp.	7,649	488,159
Edison International	12,298	559,313
Entergy Corp.	2,000	127,080
Exelon Corp.	2,300	69,506
FirstEnergy Corp.	2,300	97,658
ITC Holdings Corp.	2,341	183,886
NextEra Energy, Inc.	294	20,201
Northeast Utilities	399	15,457
OGE Energy Corp.	22	1,257
Pinnacle West Capital Corp.	41	2,110
		1,637,132
Gas Utilities - 0.0%
Atmos Energy Corp.	100	3,501
ONEOK, Inc.	100	4,487
		7,988
Independent Power Producers & Energy Traders - 1.2%
Calpine Corp. (a)	21,135	364,790
NRG Energy, Inc.	4,500	94,950
The AES Corp.	19,712	210,327
		670,067
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	3,638	71,778
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp.	974	$ 23,795
Dominion Resources, Inc.	700	35,777
PG&E Corp.	2,313	94,717
Sempra Energy	1,335	91,341
TECO Energy, Inc.	1,900	31,939
		349,347
TOTAL UTILITIES		2,664,534
TOTAL COMMON STOCKS (Cost $49,329,087)		55,885,915
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (d)	1,000	3,400
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	41	2,185
TOTAL CONVERTIBLE PREFERRED STOCKS		5,585
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Henkel AG & Co. KGaA	139	11,615
TOTAL PREFERRED STOCKS (Cost $16,759)		17,200
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (d)	$ 5,000	3,495
Convertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (c)	$ 2,000	$ 1,910
TOTAL CONVERTIBLE BONDS (Cost $5,861)		5,405
Equity Funds - 1.0%
	Shares Value
Sector Funds - 1.0%
Vanguard Consumer Staples ETF (Cost $498,660)	5,890	543,824
Money Market Funds - 2.7%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $1,582,217)	1,582,217	1,582,217
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $51,432,584)		58,034,561
NET OTHER ASSETS (LIABILITIES) - 0.5%		284,214
NET ASSETS - 100%		$ 58,318,775
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
12 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 848,640	$ (10,938)

The face value of futures purchased as a percentage of net assets is 1.5%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,269 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,130 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 5,000
Ivanplats Ltd. Class A	10/23/12	$ 5,967
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 3,400
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,277,952	$ 7,277,952	$ -	$ -
Consumer Staples	5,142,099	5,126,481	15,618	-
Energy	5,404,589	5,404,589	-	-
Financials	7,669,649	7,661,886	7,763	-
Health Care	7,057,124	7,012,637	41,087	3,400
Industrials	6,650,122	6,650,122	-	-
Information Technology	10,643,064	10,643,064	-	-
Materials	2,272,820	2,267,585	5,235	-
Telecommunication Services	1,121,162	1,121,162	-	-
Utilities	2,664,534	2,664,534	-	-
Corporate Bonds	5,405	-	5,405	-
Equity Funds	543,824	543,824	-	-
Money Market Funds	1,582,217	1,582,217	-	-
Total Investments in Securities:	$ 58,034,561	$ 57,956,053	$ 75,108	$ 3,400
Derivative Instruments:
Liabilities
Futures Contracts	$ (10,938)	$ (10,938)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (10,938)
Total Value of Derivatives	$ -	$ (10,938)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $51,432,584)		$ 58,034,561
Segregated cash with broker for futures contracts		42,000
Foreign currency held at value (cost $29)		29
Receivable for investments sold		392,998
Receivable for fund shares sold		411
Dividends receivable		135,558
Interest receivable		135
Prepaid expenses		178
Other receivables		180
Total assets		58,606,050

Liabilities
Payable for investments purchased	$ 206,789
Accrued management fee	30,630
Payable for daily variation margin on futures contracts	780
Other affiliated payables	6,423
Registration fees payable	150
Audit fees payable	19,637
Custody fees payable	22,866
Total liabilities		287,275

Net Assets		$ 58,318,775
Net Assets consist of:
Paid in capital		$ 51,345,103
Undistributed net investment income		311,475
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		71,161
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,591,036
Net Assets, for 5,125,081 shares outstanding		$ 58,318,775
Net Asset Value, offering price and redemption price per share ($58,318,775 ÷ 5,125,081 shares)		$ 11.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 589,340
Interest		421
Total income		589,761

Expenses
Management fee	$ 169,085
Transfer agent fees	26,875
Accounting fees and expenses	11,042
Custodian fees and expenses	35,665
Independent trustees' compensation	342
Registration fees	25,826
Audit	19,578
Legal	223
Miscellaneous	336
Total expenses before reductions	288,972
Expense reductions	(16,085)	272,887
Net investment income (loss)		316,874
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,561
Foreign currency transactions	90
Futures contracts	88,101
Total net realized gain (loss)		121,752
Change in net unrealized appreciation (depreciation) on: Investment securities	4,487,810
Assets and liabilities in foreign currencies	25
Futures contracts	35,394
Total change in net unrealized appreciation (depreciation)		4,523,229
Net gain (loss)		4,644,981
Net increase (decrease) in net assets resulting from operations		$ 4,961,855

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2012 (Unaudited)	For the period November 16, 2011 (commencement of operations) to May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 316,874	$ 258,285
Net realized gain (loss)	121,752	765,959
Change in net unrealized appreciation (depreciation)	4,523,229	2,067,807
Net increase (decrease) in net assets resulting from operations	4,961,855	3,092,051
Distributions to shareholders from net investment income	(199,186)	(65,001)
Distributions to shareholders from net realized gain	(816,047)	-
Total distributions	(1,015,233)	(65,001)
Share transactions Proceeds from sales of shares	142,859	50,192,112
Reinvestment of distributions	1,015,233	65,001
Cost of shares redeemed	(52,156)	(17,946)
Net increase (decrease) in net assets resulting from share transactions	1,105,936	50,239,167
Total increase (decrease) in net assets	5,052,558	53,266,217

Net Assets
Beginning of period	53,266,217	-
End of period (including undistributed net investment income of $311,475 and undistributed net investment income of $193,787, respectively)	$ 58,318,775	$ 53,266,217
Other Information Shares
Sold	13,088	5,017,415
Issued in reinvestment of distributions	94,528	6,423
Redeemed	(4,780)	(1,593)
Net increase (decrease)	102,836	5,022,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2012	Period ended May 31,
	(Unaudited)	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.05
Net realized and unrealized gain (loss)	.91	.57
Total from investment operations	.97	.62
Distributions from net investment income	(.04)	(.01)
Distributions from net realized gain	(.16)	-
Total distributions	(.20)	(.01)
Net asset value, end of period	$ 11.38	$ 10.61
Total Return B,C	9.27%	6.24%
Ratios to Average Net Assets F
Expenses before reductions	1.02% A	1.10% A
Expenses net of fee waivers, if any	.97% A	.97% A
Expenses net of all reductions	.96% A	.97% A
Net investment income (loss)	1.12% A	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,319	$ 53,266
Portfolio turnover rate G	59% A	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Core Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

In December 2012, the Board of Trustees approved the creation of an additional class of shares. The Fund commenced sale of shares of Class F in December 2012.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,578,370
Gross unrealized depreciation	(1,093,079)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,485,291

Tax cost	$ 51,549,270

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $88,101 and a change in net unrealized appreciation (depreciation) of $35,394 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $17,103,539 and $16,020,943, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the period, the total annualized management fee rate was .60% of the Fund's average net assets.

Sub-Advisers. First Eagle Investment Management, LLC, Lazard Asset Management, LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $70 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

Strategic Advisers has contractually agreed to reimburse the Fund until July 31, 2013 to the extent that annual operating expenses exceed .97% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $13,623.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,460 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, First Eagle, Lazard, Pyramis, and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. Because the fund had been in existence less than a full calendar year, the Board did not consider the performance of the fund in its review of the Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2013 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

Semiannual Report

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 19% means that 81% of the funds in the Total Mapped Group had higher management fees than the fund. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the year ended February 29, 2012.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the year ended February 29, 2012.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that the proposed Sub-Advisory Agreement with T. Rowe Price contained an additional breakpoint. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

First Eagle Investment Management, LLC

Lazard Asset Management, LLC

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MMC-USAN-0113
1.931544.100

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.19%	$ 1,000.00	$ 1,099.90	$ 1.00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.12	$ .96

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class*	19.6	19.5
Fidelity Advisor New Insights Fund Institutional Class	5.7	5.5
BBH Core Select Fund Class N	4.9	3.0
FMI Large Cap Fund	4.8	5.3
Apple, Inc.	2.4	2.6
Consumer Staples Select Sector SPDR ETF	1.0	1.1
Exxon Mobil Corp.	1.0	0.9
Citigroup, Inc.	0.9	0.6
Google, Inc. Class A	0.9	0.7
Chevron Corp.	0.8	1.0
	42.0
* The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Top Five Market Sectors as of November 30, 2012
(Stocks Only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	11.3	11.3
Financials	7.7	8.0
Consumer Discretionary	7.7	7.1
Health Care	7.5	7.6
Industrials	7.3	7.4
Asset Allocation (% of fund's net assets)
As of November 30, 2012	As of May 31, 2012
Stocks 58.4%	Stocks 57.6%
Corporate Bonds 0.0%†	Corporate Bonds 0.0%†
Large Blend Funds 29.3%	Large Blend Funds 32.1%
Large Growth Funds 5.7%	Large Growth Funds 5.5%
Sector Funds 1.2%	Sector Funds 1.1%
Short-Term Investments and Net Other Assets (Liabilities) 5.4%	Short-Term Investments and Net Other Assets (Liabilities) 3.7%

† Amount represents less than 0.1%
Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.1%
Delphi Automotive PLC	90,564	$ 3,078,270
Gentex Corp.	24,445	433,899
Johnson Controls, Inc.	151,300	4,166,802
Tenneco, Inc. (a)	30,962	992,951
TRW Automotive Holdings Corp. (a)	65,400	3,311,856
		11,983,778
Automobiles - 0.5%
Ford Motor Co.	2,841,973	32,540,591
General Motors Co. (a)	282,900	7,321,452
Harley-Davidson, Inc.	131,389	6,170,027
Tesla Motors, Inc. (a)	11,200	378,784
		46,410,854
Diversified Consumer Services - 0.0%
American Public Education, Inc. (a)	5,900	202,842
Anhanguera Educacional Participacoes SA	59,800	903,101
DeVry, Inc.	27,256	710,564
Kroton Educacional SA unit (a)	18,900	366,537
		2,183,044
Hotels, Restaurants & Leisure - 0.9%
Bloomin' Brands, Inc.	40,712	644,471
Bravo Brio Restaurant Group, Inc. (a)	39,823	543,584
Brinker International, Inc.	58,814	1,761,479
Carnival Corp. unit	271,700	10,503,922
Chipotle Mexican Grill, Inc. (a)	16,000	4,220,480
Club Mediterranee SA (a)	42,704	715,338
Denny's Corp. (a)	344,891	1,638,232
Hyatt Hotels Corp. Class A (a)	15,400	562,100
Icahn Enterprises LP rights (a)	93,200	1
Las Vegas Sands Corp.	242,700	11,321,955
McDonald's Corp.	137,100	11,933,184
Ruth's Hospitality Group, Inc. (a)	76,100	570,750
Spur Corp. Ltd.	134,900	378,583
Starbucks Corp.	209,500	10,866,765
Starwood Hotels & Resorts Worldwide, Inc.	121,906	6,578,048
Texas Roadhouse, Inc. Class A	53,154	882,888
Tim Hortons, Inc.	23,800	1,102,416
Wynn Resorts Ltd.	8,300	932,920
Yum! Brands, Inc.	203,628	13,659,366
		78,816,482
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.1%
Harman International Industries, Inc.	47,500	$ 1,879,100
Lennar Corp. Class A	100,100	3,807,804
PulteGroup, Inc. (a)	52,400	880,844
Taylor Wimpey PLC	606,708	592,943
Whirlpool Corp.	20,062	2,043,114
		9,203,805
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	104,100	26,238,405
Liberty Media Corp. Interactive Series A (a)	56,955	1,099,232
Ocado Group PLC (a)	943,733	1,117,369
Priceline.com, Inc. (a)	16,970	11,253,825
		39,708,831
Leisure Equipment & Products - 0.1%
Amer Group PLC (A Shares)	23,119	347,579
Brunswick Corp.	20,900	538,593
Fenix Outdoor AB	716	17,487
Hasbro, Inc.	97,500	3,749,850
Summer Infant, Inc. (a)	6,272	11,039
		4,664,548
Media - 2.6%
Comcast Corp.:
Class A	560,100	20,824,518
Class A (special) (non-vtg.)	754,795	27,202,812
DIRECTV (a)	94,900	4,716,530
Discovery Communications, Inc. Class C (non-vtg.) (a)	64,600	3,635,688
DISH Network Corp. Class A	5,106	189,126
Interpublic Group of Companies, Inc.	329,600	3,566,272
Lamar Advertising Co. Class A (a)	699,532	27,470,622
McGraw-Hill Companies, Inc.	299,253	15,893,327
MDC Partners, Inc. Class A (sub. vtg.)	81,266	861,420
Mood Media Corp. (a)	16,900	29,092
News Corp. Class A	192,800	4,750,592
The Walt Disney Co.	400,494	19,888,532
Time Warner Cable, Inc.	119,900	11,377,311
Time Warner, Inc.	1,372,253	64,907,567
Valassis Communications, Inc. (a)	12,760	331,505
Viacom, Inc. Class B (non-vtg.)	589,280	30,412,741
Virgin Media, Inc.	3,500	123,095
		236,180,750
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.8%
Dollar General Corp. (a)	162,600	$ 8,130,000
Kohl's Corp.	275,200	12,287,680
Macy's, Inc.	1,131,542	43,790,675
PPR SA	5,500	1,025,744
Target Corp.	141,823	8,953,286
The Bon-Ton Stores, Inc.	14,727	174,515
		74,361,900
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	31,180	2,280,817
Ascena Retail Group, Inc. (a)	57,754	1,160,855
AutoZone, Inc. (a)	74,006	28,401,283
Bed Bath & Beyond, Inc. (a)	13,904	816,443
Best Buy Co., Inc.	37,800	495,558
Big 5 Sporting Goods Corp.	4,236	59,304
Body Central Corp. (a)	86,981	889,816
CarMax, Inc. (a)	564,345	20,463,150
Express, Inc. (a)	93,922	1,402,255
Fast Retailing Co. Ltd.	2,400	547,391
Foot Locker, Inc.	19,400	695,296
GameStop Corp. Class A	9,969	261,686
GNC Holdings, Inc.	17,400	611,262
Home Depot, Inc.	702,290	45,698,010
Kingfisher PLC	140,000	623,557
Limited Brands, Inc.	26,710	1,392,927
Lowe's Companies, Inc.	516,563	18,642,759
MarineMax, Inc. (a)	32,480	268,285
Rent-A-Center, Inc.	19,667	683,625
Ross Stores, Inc.	250,840	14,277,813
SuperGroup PLC (a)	118,606	1,159,150
TJX Companies, Inc.	522,463	23,166,009
		163,997,251
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	45,000	3,889,800
G-III Apparel Group Ltd. (a)	6,802	258,816
lululemon athletica, Inc. (a)	3,731	267,811
Michael Kors Holdings Ltd.	48,700	2,588,405
NIKE, Inc. Class B	99,092	9,659,488
PVH Corp.	42,600	4,881,534
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc. (a)	31,673	$ 877,659
VF Corp.	2,726	437,550
		22,861,063
TOTAL CONSUMER DISCRETIONARY		690,372,306
CONSUMER STAPLES - 5.1%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	1,800	158,062
Beam, Inc.	1,300	72,943
Coca-Cola Enterprises, Inc.	240,900	7,511,262
Cott Corp.	92,700	795,091
Dr. Pepper Snapple Group, Inc.	405,450	18,184,433
Monster Beverage Corp. (a)	115,039	5,987,780
PepsiCo, Inc.	541,900	38,046,799
SABMiller PLC	15,500	702,162
The Coca-Cola Co.	934,485	35,435,671
		106,894,203
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	712,388	33,133,166
Eurocash SA	53,200	741,081
Kroger Co.	295,600	7,756,544
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	13,846	468,163
Sysco Corp.	413,700	13,093,605
Wal-Mart Stores, Inc.	725,637	52,260,377
Whole Foods Market, Inc.	67,100	6,264,456
		113,717,392
Food Products - 1.1%
Archer Daniels Midland Co.	173,000	4,619,100
Danone SA	11,300	716,808
Flowers Foods, Inc.	50,615	1,191,477
General Mills, Inc.	289,400	11,862,506
Green Mountain Coffee Roasters, Inc. (a)	141,063	5,172,780
Hilton Food Group PLC	31,365	132,538
Ingredion, Inc.	2,500	162,375
Kellogg Co.	229,500	12,728,070
Kraft Foods Group, Inc. (a)	523,395	23,667,922
Marine Harvest ASA (a)	740,172	646,815
Mead Johnson Nutrition Co. Class A	11,604	791,277
Mondelez International, Inc. (a)	608,680	15,758,725
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	110,960	$ 9,890,974
The J.M. Smucker Co.	116,790	10,331,243
Tyson Foods, Inc. Class A	300	5,751
WhiteWave Foods Co.	7,600	115,292
		97,793,653
Household Products - 0.7%
Colgate-Palmolive Co.	78,800	8,549,800
Energizer Holdings, Inc.	59,600	4,753,696
Procter & Gamble Co.	736,517	51,430,982
Reckitt Benckiser Group PLC	39,000	2,452,491
Unicharm Corp.	18,200	930,358
		68,117,327
Personal Products - 0.0%
Avon Products, Inc.	341,100	4,758,345
Estee Lauder Companies, Inc. Class A	8,300	483,475
Hengan International Group Co. Ltd.	57,000	514,825
		5,756,645
Tobacco - 0.8%
Altria Group, Inc.	350,993	11,867,073
British American Tobacco PLC (United Kingdom)	22,700	1,192,453
Imperial Tobacco Group PLC	25,474	1,019,105
Lorillard, Inc.	19,467	2,358,622
Philip Morris International, Inc.	599,393	53,873,443
		70,310,696
TOTAL CONSUMER STAPLES		462,589,916
ENERGY - 5.4%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	66,200	2,856,530
BW Offshore Ltd.	761,146	544,208
Cal Dive International, Inc. (a)	156,100	245,077
Cameron International Corp. (a)	200,317	10,807,102
Cathedral Energy Services Ltd.	115,800	619,014
Ensco PLC Class A	6,400	372,672
Essential Energy Services Ltd.	311,300	614,233
FMC Technologies, Inc. (a)	122,100	4,989,006
Fugro NV (Certificaten Van Aandelen)	8,200	492,007
Halliburton Co.	60,300	2,011,005
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)	179,425	$ 1,889,345
National Oilwell Varco, Inc.	280,375	19,149,613
Noble Corp.	172,100	5,935,729
Petrofac Ltd.	5,600	146,065
Schlumberger Ltd.	721,508	51,674,403
Tuscany International Drilling, Inc. (a)	405,112	99,917
Vantage Drilling Co. (a)	499,446	899,003
Xtreme Drilling & Coil Services Corp. (a)	291,800	381,879
Xtreme Drilling & Coil Services Corp. (f)	94,800	124,065
		103,850,873
Oil, Gas & Consumable Fuels - 4.2%
Alpha Natural Resources, Inc. (a)	16,600	124,168
Americas Petrogas, Inc. (a)	192,700	339,483
Americas Petrogas, Inc. (a)(f)	247,000	435,144
Amyris, Inc. (a)	74,240	210,099
Anadarko Petroleum Corp.	136,900	10,019,711
Apache Corp.	143,087	11,030,577
Bonavista Energy Corp.	16,600	275,399
Bonavista Energy Corp. (a)(f)	14,100	233,924
BPZ Energy, Inc. (a)	236,799	599,101
Cabot Oil & Gas Corp.	16,920	796,932
Canadian Natural Resources Ltd.	3,700	106,491
Chesapeake Energy Corp.	26,393	449,473
Chevron Corp.	687,923	72,706,582
Cimarex Energy Co.	31,400	1,887,768
Cobalt International Energy, Inc. (a)	2,600	60,632
ConocoPhillips	395,110	22,497,563
CONSOL Energy, Inc.	81,700	2,561,295
Crew Energy, Inc. (a)	84,000	571,641
Crown Point Energy, Inc. (a)	315,400	109,541
Denbury Resources, Inc. (a)	30,400	469,072
Devon Energy Corp.	141,700	7,321,639
Double Eagle Petroleum Co. (a)	88,100	377,068
Emerald Oil, Inc. (a)	96,094	491,040
Energen Corp.	2,470	109,989
EOG Resources, Inc.	6,570	772,763
EQT Corp.	67,860	4,075,672
EV Energy Partners LP	5,575	338,403
Exxon Mobil Corp.	952,908	83,989,311
Gran Tierra Energy, Inc. (Canada) (a)	117,300	668,363
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Halcon Resources Corp.	80,000	$ 494,400
Hess Corp.	152,614	7,571,181
HollyFrontier Corp.	14,426	653,931
InterOil Corp. (a)	44,990	2,504,143
Kinder Morgan Holding Co. LLC	109,931	3,716,767
Kinder Morgan Holding Co. LLC warrants 5/25/17 (a)	9,561	36,141
Madalena Ventures, Inc. (a)	532,500	136,697
Marathon Petroleum Corp.	44,800	2,667,392
Markwest Energy Partners LP	15,500	801,040
Murphy Oil Corp.	119,097	6,757,564
Newfield Exploration Co. (a)	46,800	1,139,112
Noble Energy, Inc.	99,620	9,737,855
Northern Oil & Gas, Inc. (a)	190,225	2,986,533
Northern Tier Energy LP Class A	36,988	861,820
Occidental Petroleum Corp.	350,502	26,361,255
Painted Pony Petroleum Ltd. Class A (a)	53,600	590,849
Pan Orient Energy Corp.	63,200	195,323
Peabody Energy Corp.	322,766	8,104,654
Petrominerales Ltd.	91,400	702,051
Phillips 66	191,854	10,047,394
Pioneer Natural Resources Co.	57,902	6,195,514
Range Resources Corp.	58,100	3,719,562
Resolute Energy Corp. (a)	96,427	823,487
Rosetta Resources, Inc. (a)	900	40,446
Royal Dutch Shell PLC Class A sponsored ADR	28,385	1,900,943
SM Energy Co.	6,349	315,482
Southcross Energy Partners LP	8,200	192,536
Southwestern Energy Co. (a)	141,900	4,925,349
Spectra Energy Corp.	297,100	8,303,945
Suncor Energy, Inc.	19,665	642,599
TAG Oil Ltd. (a)	125,800	780,116
TAG Oil Ltd. (f)	13,400	83,097
Targa Resources Corp.	10,900	545,981
Tesoro Corp.	429,475	18,158,203
The Williams Companies, Inc.	356,990	11,723,552
Valero Energy Corp.	288,000	9,290,880
WPX Energy, Inc.	153,533	2,424,286
		379,760,924
TOTAL ENERGY		483,611,797
Common Stocks - continued
	Shares	Value
FINANCIALS - 7.7%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	436,650	$ 26,491,556
Ares Capital Corp.	66,672	1,182,761
BlackRock, Inc. Class A	6,200	1,221,648
Franklin Resources, Inc.	51,400	6,785,828
Goldman Sachs Group, Inc.	128,900	15,183,131
GP Investments Ltd. (depositary receipt) (a)	335,000	838,754
ICAP PLC	110,600	516,532
ICG Group, Inc. (a)	47,500	529,625
Invesco Ltd.	355,600	8,886,444
KKR & Co. LP	44,191	607,626
Monex Group, Inc.	2,008	421,272
Morgan Stanley	427,163	7,206,240
Northern Trust Corp.	179,400	8,614,788
TD Ameritrade Holding Corp.	198,800	3,220,560
The Blackstone Group LP	45,208	664,106
UBS AG (NY Shares)	10,900	171,239
		82,542,110
Commercial Banks - 1.5%
Banco Pine SA	79,269	489,310
Bank of Ireland (a)	10,500	1,529
CIT Group, Inc. (a)	429,810	15,924,461
Comerica, Inc.	18,700	553,333
Commerce Bancshares, Inc.	9,857	352,683
Commercial Bank of Qatar GDR (Reg. S)	71,008	286,704
Guaranty Trust Bank PLC GDR (Reg. S)	63,753	388,893
Itau Unibanco Holding SA sponsored ADR	15,300	231,795
KeyCorp	67,100	542,168
M&T Bank Corp.	16,309	1,593,879
PNC Financial Services Group, Inc.	410,055	23,020,488
Regions Financial Corp.	705,284	4,704,244
SunTrust Banks, Inc.	112,700	3,059,805
U.S. Bancorp	1,403,654	45,281,878
Wells Fargo & Co.	1,143,400	37,743,634
Zions Bancorporation	133,100	2,671,317
		136,846,121
Consumer Finance - 0.7%
American Express Co.	453,805	25,367,700
Capital One Financial Corp.	518,120	29,843,712
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	222,210	$ 9,246,158
SLM Corp.	70,900	1,173,395
		65,630,965
Diversified Financial Services - 2.2%
Bank of America Corp.	2,644,300	26,072,798
Citigroup, Inc.	2,237,095	77,336,374
CME Group, Inc.	248,068	13,710,718
IntercontinentalExchange, Inc. (a)	49,221	6,504,555
JPMorgan Chase & Co.	1,586,429	65,170,503
Moody's Corp.	113,100	5,494,398
MSCI, Inc. Class A (a)	90,040	2,611,160
PICO Holdings, Inc. (a)	127,472	2,307,243
		199,207,749
Insurance - 1.6%
AEGON NV	116,800	671,705
AFLAC, Inc.	29,200	1,547,308
Allied World Assurance Co. Holdings Ltd.	9,300	754,881
Allstate Corp.	333,600	13,504,128
Assured Guaranty Ltd.	209,701	2,925,329
Axis Capital Holdings Ltd.	8,412	302,580
Berkshire Hathaway, Inc. Class B (a)	461,593	40,657,111
Discovery Holdings Ltd.	3,100	19,460
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	549,542
Lincoln National Corp.	60,257	1,488,348
Loews Corp.	101,600	4,153,408
Marsh & McLennan Companies, Inc.	457,100	16,099,062
MetLife, Inc.	465,700	15,456,583
Progressive Corp.	369,400	7,849,750
Prudential Financial, Inc.	22,700	1,183,124
The Chubb Corp.	119,700	9,215,703
The Travelers Companies, Inc.	115,460	8,176,877
Validus Holdings Ltd.	19,290	684,023
Willis Group Holdings PLC	130,900	4,591,972
XL Group PLC Class A	486,700	11,841,411
		141,672,305
Real Estate Investment Trusts - 0.7%
American Campus Communities, Inc.	7,200	315,360
American Tower Corp.	188,500	14,124,305
AvalonBay Communities, Inc.	28,100	3,703,299
Beni Stabili SpA SIIQ	1,202,200	687,949
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc.	15,200	$ 1,559,976
CBL & Associates Properties, Inc.	99,400	2,237,494
Cousins Properties, Inc.	55,900	458,939
Douglas Emmett, Inc.	37,600	853,896
Education Realty Trust, Inc.	86,900	895,939
General Growth Properties, Inc.	110,300	2,136,511
Lexington Corporate Properties Trust	69,800	669,382
Prologis, Inc.	36,670	1,244,580
Public Storage	32,200	4,528,608
Simon Property Group, Inc.	90,500	13,767,765
SL Green Realty Corp.	47,628	3,590,199
Sovran Self Storage, Inc.	4,546	280,897
Vornado Realty Trust	99,000	7,566,570
Weyerhaeuser Co.	192,847	5,314,863
		63,936,532
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	153,007	2,896,423
Forest City Enterprises, Inc. Class A (a)	9,753	146,783
Realogy Holdings Corp.	75,100	2,832,021
		5,875,227
TOTAL FINANCIALS		695,711,009
HEALTH CARE - 7.5%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	61,900	5,943,638
Alnylam Pharmaceuticals, Inc. (a)	66,700	1,131,899
Amgen, Inc.	329,475	29,257,380
ARIAD Pharmaceuticals, Inc. (a)	39,892	891,985
AVEO Pharmaceuticals, Inc. (a)	54,900	356,850
Biogen Idec, Inc. (a)	77,400	11,539,566
Biovitrum AB (a)	163,558	789,108
Celgene Corp. (a)	65,100	5,116,209
Dendreon Corp. (a)	199,800	889,110
Dynavax Technologies Corp. (a)	340,700	967,588
Gentium SpA sponsored ADR (a)	30,740	343,673
Gilead Sciences, Inc. (a)	370,374	27,778,050
Grifols SA ADR	45,350	1,106,087
Infinity Pharmaceuticals, Inc. (a)	37,300	945,555
Insmed, Inc. (a)	11,300	80,908
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Intercept Pharmaceuticals, Inc.	6,600	$ 154,242
InterMune, Inc. (a)	51,000	467,160
Isis Pharmaceuticals, Inc. (a)	30,000	276,000
KYTHERA Biopharmaceuticals, Inc.	21,700	530,999
Merrimack Pharmaceuticals, Inc.	33,200	237,048
NPS Pharmaceuticals, Inc. (a)	53,800	550,374
Theravance, Inc. (a)	82,000	1,843,360
Vertex Pharmaceuticals, Inc. (a)	183,840	7,314,994
ZIOPHARM Oncology, Inc. (a)	203,100	889,578
		99,401,361
Health Care Equipment & Supplies - 1.2%
Analogic Corp.	300	22,101
Baxter International, Inc.	393,999	26,110,314
Boston Scientific Corp. (a)	134,000	742,360
C.R. Bard, Inc.	25,500	2,524,755
CareFusion Corp. (a)	10,100	281,992
Covidien PLC	828,991	48,172,667
DENTSPLY International, Inc.	200,100	7,943,970
Edwards Lifesciences Corp. (a)	55,100	4,781,027
Genmark Diagnostics, Inc. (a)	61,200	605,880
Intuitive Surgical, Inc. (a)	4,300	2,274,700
Nakanishi, Inc.	3,100	314,270
Sirona Dental Systems, Inc. (a)	12,705	795,460
Stryker Corp.	190,650	10,325,604
Syneron Medical Ltd. (a)	29,645	247,239
The Cooper Companies, Inc.	3,300	313,302
Zimmer Holdings, Inc.	74,200	4,894,974
		110,350,615
Health Care Providers & Services - 2.0%
Accretive Health, Inc. (a)	89,100	1,062,963
AmerisourceBergen Corp.	73,500	3,103,170
BioScrip, Inc. (a)	13,500	139,050
Brookdale Senior Living, Inc. (a)	176,940	4,522,586
Centene Corp. (a)	18,037	792,005
Chemed Corp.	9,972	678,894
CIGNA Corp.	27,100	1,416,517
DaVita, Inc. (a)	12,000	1,296,000
Emeritus Corp. (a)	54,400	1,230,528
Express Scripts Holding Co. (a)	419,748	22,603,430
HCA Holdings, Inc.	1,940,094	61,597,985
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	275,341	$ 26,011,464
MEDNAX, Inc. (a)	7,030	555,370
Qualicorp SA (a)	82,000	796,284
Quest Diagnostics, Inc.	66,075	3,817,814
UnitedHealth Group, Inc.	503,048	27,360,781
Universal Health Services, Inc. Class B	412,799	18,604,851
WellPoint, Inc.	109,700	6,132,230
		181,721,922
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	149,700	5,732,013
Charles River Laboratories International, Inc. (a)	16,259	623,858
Life Technologies Corp. (a)	35,300	1,742,055
Thermo Fisher Scientific, Inc.	117,500	7,467,125
		15,565,051
Pharmaceuticals - 3.0%
Abbott Laboratories	438,780	28,520,700
Allergan, Inc.	64,900	6,019,475
AVANIR Pharmaceuticals Class A (a)	122,400	323,136
Biodelivery Sciences International, Inc. (a)	111,643	474,483
Bristol-Myers Squibb Co.	195,470	6,378,186
Cadence Pharmaceuticals, Inc. (a)	371,900	1,584,294
Cardiome Pharma Corp. (a)	183,700	50,059
Elan Corp. PLC sponsored ADR (a)	142,100	1,418,158
Eli Lilly & Co.	184,800	9,062,592
Endo Pharmaceuticals Holdings, Inc. (a)	26,229	751,723
Hi-Tech Pharmacal Co., Inc.	5,836	176,247
Horizon Pharma, Inc.	278,595	721,561
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	23,674	52
warrants 9/25/17 (a)	78,850	144
Hospira, Inc. (a)	27,400	816,520
Impax Laboratories, Inc. (a)	23,519	478,376
Jazz Pharmaceuticals PLC (a)	13,100	705,828
Johnson & Johnson	958,516	66,837,321
Merck & Co., Inc.	1,247,775	55,276,433
Mylan, Inc. (a)	20,525	557,870
Novo Nordisk A/S Series B	11,500	1,822,870
Pfizer, Inc.	2,773,025	69,381,086
Sanofi SA	50,800	4,537,327
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	12,200	$ 679,668
Warner Chilcott PLC	55,366	645,568
Watson Pharmaceuticals, Inc. (a)	99,065	8,718,711
XenoPort, Inc. (a)	54,885	430,847
		266,369,235
TOTAL HEALTH CARE		673,408,184
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.5%
GeoEye, Inc. (a)	18,037	551,211
Honeywell International, Inc.	652,950	40,045,424
L-3 Communications Holdings, Inc.	32,940	2,531,439
Lockheed Martin Corp.	355,345	33,153,689
Meggitt PLC	252,500	1,575,290
Northrop Grumman Corp.	129,964	8,668,599
Precision Castparts Corp.	60,579	11,109,583
Raytheon Co.	24,423	1,395,286
Rockwell Collins, Inc.	356,045	20,358,653
Textron, Inc.	217,300	5,104,377
The Boeing Co.	549,910	40,847,315
Ultra Electronics Holdings PLC	16,000	418,097
United Technologies Corp.	739,455	59,237,740
		224,996,703
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	32,600	2,012,724
Expeditors International of Washington, Inc.	18,700	699,754
FedEx Corp.	100,448	8,993,109
Hub Group, Inc. Class A (a)	7,243	234,456
Pacer International, Inc. (a)	68,262	236,869
United Parcel Service, Inc. Class B	306,908	22,438,044
		34,614,956
Airlines - 0.0%
United Continental Holdings, Inc. (a)	137,800	2,786,316
Building Products - 0.1%
Armstrong World Industries, Inc.	6,184	312,354
Lennox International, Inc.	9,400	494,346
Masco Corp.	65,548	1,111,694
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Owens Corning (a)	71,800	$ 2,482,844
Quanex Building Products Corp.	48,664	1,018,051
		5,419,289
Commercial Services & Supplies - 1.0%
ADT Corp.	492,642	22,612,268
Cintas Corp.	27,700	1,147,888
Corrections Corp. of America	37,916	1,285,352
Iron Mountain, Inc.	80,300	2,537,480
Multiplus SA	43,700	1,012,332
Republic Services, Inc.	272,453	7,756,737
Steelcase, Inc. Class A	55,195	642,470
Stericycle, Inc. (a)	83,100	7,767,357
Swisher Hygiene, Inc. (Canada) (a)	134,900	192,907
Tyco International Ltd.	1,480,176	41,992,593
US Ecology, Inc.	11,905	260,243
		87,207,627
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	55,138	1,245,567
Fluor Corp.	24,627	1,307,201
Foster Wheeler AG (a)	100,900	2,266,214
MasTec, Inc. (a)	59,276	1,353,864
URS Corp.	6,285	236,819
		6,409,665
Electrical Equipment - 0.2%
Alstom SA	31,213	1,136,025
AMETEK, Inc.	26,250	979,913
Emerson Electric Co.	142,700	7,167,821
Hubbell, Inc. Class B	7,300	615,025
Prysmian SpA	67,300	1,272,643
Regal-Beloit Corp.	31,599	2,204,030
Roper Industries, Inc.	8,000	892,240
		14,267,697
Industrial Conglomerates - 1.0%
3M Co.	201,600	18,335,520
Carlisle Companies, Inc.	8,876	503,003
Danaher Corp.	356,611	19,246,296
General Electric Co.	2,658,442	56,172,879
Reunert Ltd.	29,072	240,185
		94,497,883
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.2%
Actuant Corp. Class A	40,815	$ 1,174,248
Caterpillar, Inc.	110,085	9,383,645
Colfax Corp. (a)	17,800	694,022
Cummins, Inc.	124,000	12,171,840
Deere & Co.	75,000	6,303,750
Dover Corp.	10,673	678,696
Fiat Industrial SpA	201,067	2,149,511
GEA Group AG	9,179	299,936
Illinois Tool Works, Inc.	24,700	1,520,779
Ingersoll-Rand PLC	231,755	11,305,009
Joy Global, Inc.	80,400	4,581,996
Lincoln Electric Holdings, Inc.	600	28,506
Manitowoc Co., Inc.	95,381	1,430,715
Oshkosh Truck Corp. (a)	10,100	296,435
Pall Corp.	24,700	1,469,156
Parker Hannifin Corp.	174,855	14,364,338
Pentair Ltd.	710,826	34,467,953
SPX Corp.	6,334	431,472
Stanley Black & Decker, Inc.	70,776	5,089,502
Timken Co.	17,802	801,980
		108,643,489
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	104,400	165,996
Professional Services - 0.2%
CRA International, Inc. (a)	19,056	336,910
Nielsen Holdings B.V. (a)	391,788	11,095,436
Randstad Holding NV	37,404	1,216,388
Robert Half International, Inc.	95,143	2,688,741
Towers Watson & Co.	96,800	5,118,784
Verisk Analytics, Inc. (a)	1,300	64,792
		20,521,051
Road & Rail - 0.5%
Con-way, Inc.	2,800	78,652
CSX Corp.	711,270	14,054,695
J.B. Hunt Transport Services, Inc.	12,500	743,125
Union Pacific Corp.	242,665	29,794,409
		44,670,881
Trading Companies & Distributors - 0.1%
Fastenal Co.	70,700	2,955,967
Houston Wire & Cable Co.	49,255	552,641
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
MRC Global, Inc.	21,456	$ 601,412
Rush Enterprises, Inc. Class A (a)	25,571	489,685
W.W. Grainger, Inc.	8,500	1,649,170
Watsco, Inc.	12,800	917,632
WESCO International, Inc. (a)	9,465	611,912
		7,778,419
TOTAL INDUSTRIALS		651,979,972
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.2%
Brocade Communications Systems, Inc. (a)	116,810	663,481
Cisco Systems, Inc.	2,557,271	48,357,995
Juniper Networks, Inc. (a)	249,100	4,478,818
Motorola Solutions, Inc.	109,500	5,962,275
Polycom, Inc. (a)	80,223	839,133
QUALCOMM, Inc.	733,232	46,648,220
ViaSat, Inc. (a)	22,300	852,529
		107,802,451
Computers & Peripherals - 3.0%
Apple, Inc.	370,941	217,104,348
Dell, Inc.	1,649,900	15,905,036
EMC Corp. (a)	880,870	21,863,193
Gemalto NV	14,105	1,296,939
Lexmark International, Inc. Class A	11,581	281,766
NCR Corp. (a)	43,535	1,041,793
NetApp, Inc. (a)	139,700	4,429,887
SanDisk Corp. (a)	20,100	785,910
Seagate Technology	7,934	199,143
Western Digital Corp.	113,777	3,804,703
		266,712,718
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	1,021,757	63,267,193
Arrow Electronics, Inc. (a)	32,700	1,218,402
Corning, Inc.	983,018	12,022,310
Flextronics International Ltd. (a)	46,761	270,746
Jabil Circuit, Inc.	36,100	685,900
Molex, Inc.	26,084	688,096
Tech Data Corp. (a)	6,296	278,094
		78,430,741
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.6%
Active Network, Inc. (a)	61,200	$ 328,032
Akamai Technologies, Inc. (a)	67,600	2,475,512
Baidu.com, Inc. sponsored ADR (a)	3,775	363,570
Cornerstone OnDemand, Inc. (a)	8,930	250,397
Demandware, Inc.	12,586	344,731
eBay, Inc. (a)	1,042,324	55,055,554
ExactTarget, Inc.	18,900	389,529
Facebook, Inc. Class A	291,645	8,166,060
Google, Inc. Class A (a)	107,087	74,786,348
Mail.ru Group Ltd. GDR (Reg. S)	21,000	693,000
QuinStreet, Inc. (a)	60,473	377,956
Velti PLC (a)	72,500	247,225
VeriSign, Inc. (a)	72,253	2,465,995
		145,943,909
IT Services - 1.6%
Accenture PLC Class A	175,629	11,928,722
Amdocs Ltd.	57,750	1,932,315
Automatic Data Processing, Inc.	131,800	7,480,968
Cognizant Technology Solutions Corp. Class A (a)	51,104	3,435,722
EPAM Systems, Inc.	39,195	806,241
ExlService Holdings, Inc. (a)	27,441	736,791
Fidelity National Information Services, Inc.	44,300	1,599,230
Fiserv, Inc. (a)	20,933	1,611,632
Global Payments, Inc.	14,596	640,910
Heartland Payment Systems, Inc.	9,290	275,263
IBM Corp.	311,930	59,288,535
MasterCard, Inc. Class A	62,753	30,666,136
Sapient Corp. (a)	58,810	622,798
ServiceSource International, Inc. (a)	83,185	426,739
The Western Union Co.	80,300	1,012,583
Total System Services, Inc.	2,700	59,265
Unisys Corp. (a)	100,092	1,729,590
Virtusa Corp. (a)	28,900	452,574
Visa, Inc. Class A	134,741	20,172,075
		144,878,089
Office Electronics - 0.0%
Xerox Corp.	257,900	1,756,299
Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp.	16,100	521,479
Analog Devices, Inc.	36,600	1,485,960
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	475,100	$ 5,097,823
Applied Micro Circuits Corp. (a)	33,800	230,854
ASML Holding NV	69,933	4,375,704
Atmel Corp. (a)	603,600	3,374,124
Avago Technologies Ltd.	37,314	1,309,721
Broadcom Corp. Class A	139,900	4,529,962
Cirrus Logic, Inc. (a)	50,762	1,589,866
Cymer, Inc. (a)	14,219	1,247,006
Freescale Semiconductor Holdings I Ltd. (a)	154,508	1,430,744
Intel Corp.	631,900	12,366,283
KLA-Tencor Corp.	71,400	3,246,558
Linear Technology Corp.	1,262,974	41,918,107
LTX-Credence Corp. (a)	227,086	1,289,848
MagnaChip Semiconductor Corp. (a)	29,206	367,996
Marvell Technology Group Ltd.	145,600	1,234,688
Maxim Integrated Products, Inc.	57,600	1,681,344
Micron Technology, Inc. (a)	498,100	2,978,638
Monolithic Power Systems, Inc. (a)	29,514	624,516
NVIDIA Corp.	103,200	1,236,336
NXP Semiconductors NV (a)	95,300	2,332,944
RF Micro Devices, Inc. (a)	279,689	1,208,256
Samsung Electronics Co. Ltd.	1,973	2,562,623
Skyworks Solutions, Inc. (a)	91,979	2,083,324
Texas Instruments, Inc.	438,415	12,920,090
		113,244,794
Software - 1.7%
Activision Blizzard, Inc.	25,202	288,311
Adobe Systems, Inc. (a)	12,395	428,991
Autodesk, Inc. (a)	301,050	9,973,787
Check Point Software Technologies Ltd. (a)	136,657	6,309,454
Citrix Systems, Inc. (a)	33,700	2,061,092
Comverse Technology, Inc. (a)	301,000	1,071,560
Comverse, Inc. (a)	30,100	865,977
Electronic Arts, Inc. (a)	70,379	1,042,313
Informatica Corp. (a)	13,774	370,107
Jive Software, Inc.	6,600	95,436
Microsoft Corp.	2,378,850	63,324,987
Nuance Communications, Inc. (a)	35,044	779,379
Oracle Corp.	1,801,860	57,839,706
Progress Software Corp. (a)	4,400	88,484
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	110,500	$ 5,458,700
salesforce.com, Inc. (a)	30,600	4,824,702
Sourcefire, Inc. (a)	3,115	153,351
Symantec Corp. (a)	38,775	727,419
VMware, Inc. Class A (a)	9,600	873,120
Workday, Inc.	9,200	460,920
		157,037,796
TOTAL INFORMATION TECHNOLOGY		1,015,806,797
MATERIALS - 2.3%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	37,400	3,101,956
Albemarle Corp.	11,000	657,690
Ashland, Inc.	13,200	936,144
Cabot Corp.	3,420	129,037
Celanese Corp. Class A	108,900	4,469,256
Clariant AG (Reg.)	93,453	1,126,438
Eastman Chemical Co.	3,700	225,145
Ecolab, Inc.	188,300	13,572,664
Innospec, Inc.	11,480	365,408
LyondellBasell Industries NV Class A	151,288	7,523,552
Monsanto Co.	292,269	26,768,918
PetroLogistics LP	88,950	1,042,494
Potash Corp. of Saskatchewan, Inc.	113,800	4,402,611
PPG Industries, Inc.	69,540	8,641,736
Praxair, Inc.	98,000	10,506,580
Sherwin-Williams Co.	39,200	5,978,784
Spartech Corp. (a)	94,954	843,192
The Dow Chemical Co.	107,300	3,239,387
The Mosaic Co.	54,100	2,924,646
W.R. Grace & Co. (a)	61,419	4,021,102
		100,476,740
Construction Materials - 0.2%
HeidelbergCement Finance AG	9,031	490,776
Lafarge SA (Bearer)	6,200	360,193
Martin Marietta Materials, Inc.	51,700	4,653,000
Vulcan Materials Co.	229,960	12,151,086
		17,655,055
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Ball Corp.	66,600	$ 2,976,354
Nampak Ltd.	218,827	759,337
Packaging Corp. of America	916,181	33,385,636
Rock-Tenn Co. Class A	11,300	734,952
		37,856,279
Metals & Mining - 0.5%
Agnico-Eagle Mines Ltd. (Canada)	14,700	819,684
Commercial Metals Co.	108,200	1,466,110
Copper Mountain Mining Corp. (a)	44,400	167,615
Endeavour Mining Corp. (a)	80,394	169,958
First Quantum Minerals Ltd.	22,000	451,805
Freeport-McMoRan Copper & Gold, Inc.	549,625	21,440,871
Goldcorp, Inc.	30,400	1,184,662
Iluka Resources Ltd.	37,608	323,009
Ivanplats Ltd. (f)	56,700	267,703
Ivanplats Ltd. Class A (g)	170,265	723,500
Newcrest Mining Ltd.	24,547	657,082
Newmont Mining Corp.	94,600	4,454,714
Nucor Corp.	85,700	3,529,126
Randgold Resources Ltd. sponsored ADR	22,000	2,361,920
Reliance Steel & Aluminum Co.	6,200	349,680
Rio Tinto PLC sponsored ADR	73,600	3,665,280
Turquoise Hill Resources Ltd. (a)	297,105	2,237,223
		44,269,942
Paper & Forest Products - 0.1%
International Paper Co.	163,900	6,087,246
TOTAL MATERIALS		206,345,262
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,377,200	47,003,836
CenturyLink, Inc.	48,838	1,896,868
Frontier Communications Corp.	86,774	417,383
PT Telkomunikasi Indonesia Tbk sponsored ADR	21,454	816,110
Verizon Communications, Inc.	374,600	16,527,352
		66,661,549
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de C.V. Series L sponsored ADR	397,480	9,376,553
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	103,200	$ 6,968,064
SBA Communications Corp. Class A (a)	43,394	2,986,375
		19,330,992
TOTAL TELECOMMUNICATION SERVICES		85,992,541
UTILITIES - 3.1%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	117,800	5,024,170
Duke Energy Corp.	928,207	59,238,171
Edison International	1,502,705	68,343,023
Entergy Corp.	143,700	9,130,698
Exelon Corp.	163,900	4,953,058
FirstEnergy Corp.	163,113	6,925,778
ITC Holdings Corp.	285,685	22,440,557
NextEra Energy, Inc.	45,581	3,131,871
Northeast Utilities	61,683	2,389,599
OGE Energy Corp.	3,400	194,242
Pinnacle West Capital Corp.	6,215	319,824
		182,090,991
Gas Utilities - 0.0%
Atmos Energy Corp.	8,200	287,082
ONEOK, Inc.	13,740	616,514
		903,596
Independent Power Producers & Energy Traders - 0.8%
Calpine Corp. (a)	2,425,871	41,870,533
NRG Energy, Inc.	315,600	6,659,160
The AES Corp.	1,634,433	17,439,400
		65,969,093
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	268,000	5,287,640
CMS Energy Corp.	74,895	1,829,685
Dominion Resources, Inc.	47,900	2,448,169
PG&E Corp.	194,311	7,957,035
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	115,175	$ 7,880,274
TECO Energy, Inc.	132,000	2,218,920
		27,621,723
TOTAL UTILITIES		276,585,403
TOTAL COMMON STOCKS (Cost $4,438,170,118)		5,242,403,187
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (g)	128,000	435,200
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	6,500	346,450
TOTAL CONVERTIBLE PREFERRED STOCKS		781,650
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Henkel AG & Co. KGaA	15,010	1,254,241
TOTAL PREFERRED STOCKS (Cost $1,962,390)		2,035,891
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (f)	$ 300,000	280,688
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (g)	686,000	479,459
TOTAL ENERGY		760,147
Convertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (d)(f)	$ 1,540,000	$ 527,450
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Exelixis, Inc. 4.25% 8/15/19	760,000	804,650
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	350,000	334,250
TOTAL CONVERTIBLE BONDS (Cost $2,730,672)		2,426,497
Equity Funds - 36.2%
	Shares
Large Blend Funds - 29.3%
BBH Core Select Fund Class N	24,579,794	434,324,964
FMI Large Cap Fund	25,533,313	434,321,661
JPMorgan U.S. Large Cap Core Plus Fund Select Class (h)	75,855,001	1,754,526,178
TOTAL LARGE BLEND FUNDS		2,623,172,803
Large Growth Funds - 5.7%
Fidelity Advisor New Insights Fund Institutional Class (a)(e)	22,121,957	511,680,864
Sector Funds - 1.2%
Consumer Staples Select Sector SPDR ETF	2,518,475	90,765,839
Utilities Select Sector SPDR ETF	515,600	18,210,992
TOTAL SECTOR FUNDS		108,976,831
TOTAL EQUITY FUNDS (Cost $2,689,297,328)		3,243,830,498
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.17% 12/13/12 to 2/7/13 (Cost $716,823)	$ 717,000	716,943
Money Market Funds - 4.8%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (c)	423,846,430	$ 423,846,430
Fidelity Cash Central Fund, 0.19% (b)	3,198,261	3,198,261
TOTAL MONEY MARKET FUNDS (Cost $427,044,691)		427,044,691
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $7,559,922,022)		8,918,457,707
NET OTHER ASSETS (LIABILITIES) - 0.6%		54,054,216
NET ASSETS - 100%		$ 8,972,511,923
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5,065 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 358,196,800	$ (2,387,378)
24 CME E-mini S&P 500 Index Contracts	March 2013	1,689,300	(1,668)
TOTAL EQUITY INDEX CONTRACTS		$ 359,886,100	$ (2,389,046)

The face value of futures purchased as a percentage of net assets is 4%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Non-income producing - Security is in default.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,286,321 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,638,159 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 686,000
Ivanplats Ltd. Class A	10/23/12	$ 824,610
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 435,200
(h) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,864
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ 447,570,177	$ 30,000,000	$ -	$ -	$ 511,680,864
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 690,372,306	$ 689,824,914	$ 547,391	$ 1
Consumer Staples	463,844,157	461,563,284	2,280,873	-
Energy	483,611,797	483,611,797	-	-
Financials	695,711,009	694,616,503	1,094,506	-
Health Care	673,843,384	666,733,521	6,674,663	435,200
Industrials	651,979,972	651,979,972	-	-
Information Technology	1,016,153,247	1,016,153,247	-	-
Materials	206,345,262	205,621,762	723,500	-
Telecommunication Services	85,992,541	85,992,541	-	-
Utilities	276,585,403	276,585,403	-	-
Corporate Bonds	2,426,497	-	2,426,497	-
Equity Funds	3,243,830,498	3,243,830,498	-	-
U.S. Treasury Obligations	716,943	-	716,943	-
Money Market Funds	427,044,691	427,044,691	-	-
Total Investments in Securities:	$ 8,918,457,707	$ 8,903,558,133	$ 14,464,373	$ 435,201
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,389,046)	$ (2,389,046)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (2,389,046)
Total Value of Derivatives	$ -	$ (2,389,046)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	November 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,142,167,229)	$ 8,403,578,582
Fidelity Central Funds (cost $3,198,261)	3,198,261
Affiliated issuers (cost $414,556,532)	511,680,864
Total Investments (cost $7,559,922,022)		$ 8,918,457,707
Segregated cash with broker for futures contracts		17,206,000
Cash		127,353
Foreign currency held at value (cost $14,132)		14,122
Receivable for investments sold		46,424,731
Receivable for fund shares sold		6,036,325
Dividends receivable		12,335,288
Interest receivable		38,047
Distributions receivable from Fidelity Central Funds		1,811
Other receivables		22,645
Total assets		9,000,664,029

Liabilities
Payable for investments purchased	$ 23,969,872
Payable for fund shares redeemed	2,550,638
Accrued management fee	1,386,127
Payable for daily variation margin on futures contracts	245,469
Total liabilities		28,152,106

Net Assets		$ 8,972,511,923
Net Assets consist of:
Paid in capital		$ 7,552,200,780
Undistributed net investment income		58,115,484
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,047,861
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,356,147,798
Net Assets, for 735,146,494 shares outstanding		$ 8,972,511,923
Net Asset Value, offering price and redemption price per share ($8,972,511,923 ÷ 735,146,494 shares)		$ 12.21

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Six months ended November 30, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 66,652,749
Interest		103,444
Income from Fidelity Central Funds		8,864
Total income		66,765,057

Expenses
Management fee	$ 18,894,049
Independent trustees' compensation	51,897
Miscellaneous	9,979
Total expenses before reductions	18,955,925
Expense reductions	(10,926,772)	8,029,153
Net investment income (loss)		58,735,904
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,057,549
Foreign currency transactions	25,435
Futures contracts	17,048,470
Total net realized gain (loss)		19,131,454
Change in net unrealized appreciation (depreciation) on: Investment securities	723,845,607
Assets and liabilities in foreign currencies	6,310
Futures contracts	4,169,424
Total change in net unrealized appreciation (depreciation)		728,021,341
Net gain (loss)		747,152,795
Net increase (decrease) in net assets resulting from operations		$ 805,888,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,735,904	$ 97,753,584
Net realized gain (loss)	19,131,454	114,318,205
Change in net unrealized appreciation (depreciation)	728,021,341	(535,525,312)
Net increase (decrease) in net assets resulting from operations	805,888,699	(323,453,523)
Distributions to shareholders from net investment income	(32,311,613)	(86,066,893)
Distributions to shareholders from net realized gain	(99,806,976)	(167,645,264)
Total distributions	(132,118,589)	(253,712,157)
Share transactions Proceeds from sales of shares	928,525,684	2,386,720,870
Reinvestment of distributions	131,787,448	253,078,464
Cost of shares redeemed	(825,912,748)	(2,522,428,115)
Net increase (decrease) in net assets resulting from share transactions	234,400,384	117,371,219
Total increase (decrease) in net assets	908,170,494	(459,794,461)

Net Assets
Beginning of period	8,064,341,429	8,524,135,890
End of period (including undistributed net investment income of $58,115,484 and undistributed net investment income of $31,691,193, respectively)	$ 8,972,511,923	$ 8,064,341,429
Other Information Shares
Sold	78,101,863	217,024,794
Issued in reinvestment of distributions	11,519,882	21,971,727
Redeemed	(69,590,190)	(230,509,793)
Net increase (decrease)	20,031,555	8,486,728

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

	Six months ended November 30, 2012	Years ended May 31,
	(Unaudited)	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 12.06	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.13	.10	.03
Net realized and unrealized gain (loss)	1.03	(.56)	2.32	(.29)
Total from investment operations	1.11	(.43)	2.42	(.26)
Distributions from net investment income	(.05)	(.12)	(.08)	-
Distributions from net realized gain	(.14)	(.23)	(.02)	-
Total distributions	(.18) J	(.35)	(.10)	-
Net asset value, end of period	$ 12.21	$ 11.28	$ 12.06	$ 9.74
Total Return B, C	9.99%	(3.58)%	24.93%	(2.60)%
Ratios to Average Net Assets E, G
Expenses before reductions	.44% A	.41%	.41%	.43% A
Expenses net of fee waivers, if any	.19% A	.16%	.15%	.18% A
Expenses net of all reductions	.19% A	.16%	.15%	.18% A
Net investment income (loss)	1.36% A	1.20%	.90%	.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,972,512	$ 8,064,341	$ 8,524,136	$ 2,662,628
Portfolio turnover rate H	52% A	64% I	54%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F For the period December 30, 2009 (commencement of operations) to May 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amounts do not include the portfolio activity of any Underlying Funds.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.139 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Core Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

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2. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity debt classifications, partnerships and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,458,918,534
Gross unrealized depreciation	(120,270,199)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,338,648,335

Tax cost	$ 7,579,809,372

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase return and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

representative of activity for the period. Cash deposited to meet initial margin requirements is presented as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $17,048,470 and a change in net unrealized appreciation (depreciation) of $4,169,424 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,130,379,436 and $2,138,719,937, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .44% of the Fund's average net assets. Strategic Advisers pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to Strategic Advisers by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. First Eagle Investment Management, LLC, Lazard Asset Management, LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Semiannual Report

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,979 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2015. During the period, this waiver reduced the Fund's management fee by $10,802,796.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $123,883 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $93.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, First Eagle, Lazard, Pyramis, and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2011, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Core Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile and that the fund had under-performed 64% of its peers for the one-year period ended December 31, 2011. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2015 and considered that the fund's maximum aggregate annual management fee rate may not exceed 1.00%.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Strategic Advisers Core Fund

Semiannual Report

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the year ended February 29, 2012.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses (giving effect to the fund's all-inclusive management fee) were below the median of the fund's Total Mapped Group for the year ended February 29, 2012.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that the proposed Sub-Advisory Agreement with T. Rowe Price contained an additional breakpoint. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2015.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

First Eagle Investment Management, LLC

Lazard Asset Management, LLC

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SAI-COR-USAN-0113
1.922645.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 25, 2013
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 25, 2013